Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 10, 2012	Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	AQUA AMERICA INC
Entity Central Index Key	0000078128
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		138,876,626
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Public Float			$ 3,017,105,779

Consolidated Statements Of Income And Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Consolidated Statements Of Income And Comprehensive Income [Abstract]
Operating revenues	$ 711,956		$ 683,438		$ 633,292
Operating costs and expenses:
Operations and maintenance	270,516		264,647		254,335
Depreciation	106,671		104,307		99,424
Amortization	5,271		11,815		11,687
Taxes other than income taxes	43,688		42,322		39,566
Total expenses	426,146		423,091		405,012
Operating income	285,810		260,347		228,280
Other expense (income):
Interest expense, net	77,802	[1]	73,391	[1]	66,343	[1]
Allowance for funds used during construction	(7,196)		(4,863)		(2,623)
Gain on sale of other assets	(649)		(2,547)		(464)
Income from continuing operations before income taxes	215,853		194,366		165,024
Provision for income taxes	71,091		76,169		64,874
Income from continuing operations	144,762		118,197		100,150
Discontinued operations:
Income from discontinued operations before income taxes	9,220		9,703		7,171
Provision for income taxes	10,913		3,925		2,968
(Loss) income from discontinued operations	(1,693)		5,778		4,203
Net income attributable to common shareholders	143,069		123,975		104,353
Net income attributable to common shareholders	143,069		123,975		104,353
Other comprehensive income, net of tax:
Unrealized holding (loss) gain on investments	(10)		1,588		289
Reclassification adjustment for (gains) losses reported in net income	(233)		(1,369)		5
Comprehensive income	$ 142,826		$ 124,194		$ 104,647
Income from continuing operations per share:
Basic	$ 1.05		$ 0.86		$ 0.74
Diluted	$ 1.04		$ 0.86		$ 0.74
(Loss) income from discontinued operations per share:
Basic (loss) income from discontinuing operations per common share	$ (0.01)		$ 0.04		$ 0.03
Diluted (loss) income from discontinuing operations per common share	$ (0.01)		$ 0.04		$ 0.03
Net income per common share:
Basic	$ 1.04		$ 0.91		$ 0.77
Diluted	$ 1.03		$ 0.9		$ 0.77
Average common shares outstanding during the period:
Basic	138,182		136,948		135,816
Diluted	138,689		137,296		136,129
Cash dividends declared per common share	$ 0.63		$ 0.59		$ 0.55

[1]	Net of allowance for funds used during construction and interest income.

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Property, plant and equipment, at cost	$ 4,648,128	$ 4,322,260
Less: accumulated depreciation	1,035,202	964,903
Net property, plant and equipment	3,612,926	3,357,357
Current assets:
Cash and cash equivalents	8,204	5,934
Accounts receivable and unbilled revenues, net	81,056	78,170
Income tax receivable		33,600
Deferred income taxes	37,758
Inventory, materials and supplies	11,186	9,912
Prepayments and other current assets	10,011	10,403
Assets of discontinued operations held for sale	172,238	163,499
Total current assets	320,453	301,518
Regulatory assets	242,292	187,977
Deferred charges and other assets, net	56,900	62,610
Funds restricted for construction activity	88,905	135,086
Goodwill	26,944	27,918
Total assets	4,348,420	4,072,466
Aqua America stockholders' equity:
Common stock at $.50 par value, authorized 300,000,000 shares, issued 139,525,580 and 138,449,039 in 2011 and 2010	69,762	69,223
Capital in excess of par value	686,106	664,369
Retained earnings	508,334	452,470
Treasury stock, at cost, 710,482 and 673,472 shares in 2011 and 2010	(13,145)	(12,307)
Accumulated other comprehensive income	256	499
Total Aqua America stockholders' equity	1,251,313	1,174,254
Noncontrolling interest	504	572
Total Equity	1,251,817	1,174,826
Long-term debt, excluding current portion	1,395,457	1,491,370
Commitments and contingencies (See Note 9)
Current liabilities:
Current portion of long-term debt	80,429	28,087
Loans payable	107,771	89,668
Accounts payable	68,299	44,051
Accrued interest	14,564	15,550
Accrued taxes	16,209	18,283
Other accrued liabilities	23,522	24,037
Liabilities of discontinued operations held for sale	114,879	103,599
Total current liabilities	425,673	323,275
Deferred credits and other liabilities:
Deferred income taxes and investment tax credits	601,764	456,298
Customers' advances for construction	66,198	65,250
Regulatory liabilities	41,344	33,431
Other	122,038	93,565
Total deferred credits and other liabilities	831,344	648,544
Contributions in aid of construction	444,129	434,451
Total liabilities and stockholders' equity	$ 4,348,420	$ 4,072,466

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Balance Sheets (Parenthetical) [Abstract]
Common stock, par value	$ 0.5	$ 0.5
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	139,525,580	138,449,039
Treasury stock, shares	710,482	673,472	662,410

Consolidated Statements Of Capitalization (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Aqua America stockholders' equity:
Common stock, $.50 par value	$ 69,762	$ 69,223
Capital in excess of par value	686,106	664,369
Retained earnings	508,334	452,470
Treasury stock, at cost	(13,145)	(12,307)
Accumulated other comprehensive income	256	499
Total Aqua America stockholders' equity	1,251,313	1,174,254
Noncontrolling interest	504	572
Total Equity	1,251,817	1,174,826
Long-term debt of subsidiaries (substantially secured by utility plant):
Long-term debt	1,043,204	1,060,257
Notes payable to bank under revolving credit agreement, variable rate, due May 2012	38,212	65,000
Total long-term debt	1,516,548	1,560,389
Less: long-term debt of discontinued operations	40,662	40,932
Long-term debt of continuing operations	1,475,886	1,519,457
Current portion of long-term debt	80,429	28,087
Long-term debt, excluding current portion	1,395,457	1,491,370
Total capitalization	2,647,274	2,666,196
Long-Term Debt Of Subsidiaries 0.00% To 0.99% [Member]
Long-term debt of subsidiaries (substantially secured by utility plant):
Debt instrument principal outstanding	6,777	6,632
Long-Term Debt Of Subsidiaries 1.00% To 1.99% [Member]
Long-term debt of subsidiaries (substantially secured by utility plant):
Debt instrument principal outstanding	30,030	22,758
Long-Term Debt Of Subsidiaries 2.00% To 2.99% [Member]
Long-term debt of subsidiaries (substantially secured by utility plant):
Debt instrument principal outstanding	12,798	13,461
Long-Term Debt Of Subsidiaries 3.00% To 3.99% [Member]
Long-term debt of subsidiaries (substantially secured by utility plant):
Debt instrument principal outstanding	26,593	26,548
Long-Term Debt Of Subsidiaries 4.00% To 4.99% [Member]
Long-term debt of subsidiaries (substantially secured by utility plant):
Debt instrument principal outstanding	367,226	367,854
Long-Term Debt Of Subsidiaries 5.00% To 5.99% [Member]
Long-term debt of subsidiaries (substantially secured by utility plant):
Debt instrument principal outstanding	429,128	429,663
Long-Term Debt Of Subsidiaries 6.00% To 6.99% [Member]
Long-term debt of subsidiaries (substantially secured by utility plant):
Debt instrument principal outstanding	63,253	78,232
Long-Term Debt Of Subsidiaries 7.00% To 7.99% [Member]
Long-term debt of subsidiaries (substantially secured by utility plant):
Debt instrument principal outstanding	28,995	30,155
Long-Term Debt Of Subsidiaries 8.00% To 8.99% [Member]
Long-term debt of subsidiaries (substantially secured by utility plant):
Debt instrument principal outstanding	33,957	34,260
Long-Term Debt Of Subsidiaries 9.00% To 9.99% [Member]
Long-term debt of subsidiaries (substantially secured by utility plant):
Debt instrument principal outstanding	38,447	44,694
Long-Term Debt Of Subsidiaries 10.4% [Member]
Long-term debt of subsidiaries (substantially secured by utility plant):
Debt instrument principal outstanding	6,000	6,000
Notes Ranging From 4.62% To 4.87% [Member]
Long-term debt of subsidiaries (substantially secured by utility plant):
Unsecured notes payable	193,000	193,000
Notes Ranging From 5.01% To 5.95% [Member]
Long-term debt of subsidiaries (substantially secured by utility plant):
Unsecured notes payable	$ 242,132	$ 242,132

Consolidated Statements Of Capitalization (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value	0.5	0.5
Maturity date range, start	2012
Maturity date range, end	2035
Long-Term Debt Of Subsidiaries 0.00% To 0.99% [Member]
Interest rate range, minimum	0.00%	0.00%
Interest rate range, maximum	0.99%	0.99%
Maturity date range, start	2012	2012
Maturity date range, end	2034	2034
Long-Term Debt Of Subsidiaries 1.00% To 1.99% [Member]
Interest rate range, minimum	1.00%	1.00%
Interest rate range, maximum	1.99%	1.99%
Maturity date range, start	2012	2012
Maturity date range, end	2035	2035
Long-Term Debt Of Subsidiaries 2.00% To 2.99% [Member]
Interest rate range, minimum	2.00%	2.00%
Interest rate range, maximum	2.99%	2.99%
Maturity date range, start	2019	2019
Maturity date range, end	2031	2031
Long-Term Debt Of Subsidiaries 3.00% To 3.99% [Member]
Interest rate range, minimum	3.00%	3.00%
Interest rate range, maximum	3.99%	3.99%
Maturity date range, start	2016	2016
Maturity date range, end	2030	2030
Long-Term Debt Of Subsidiaries 4.00% To 4.99% [Member]
Interest rate range, minimum	4.00%	4.00%
Interest rate range, maximum	4.99%	4.99%
Maturity date range, start	2020	2020
Maturity date range, end	2043	2043
Long-Term Debt Of Subsidiaries 5.00% To 5.99% [Member]
Interest rate range, minimum	5.00%	5.00%
Interest rate range, maximum	5.99%	5.99%
Maturity date range, start	2012	2012
Maturity date range, end	2043	2043
Long-Term Debt Of Subsidiaries 6.00% To 6.99% [Member]
Interest rate range, minimum	6.00%	6.00%
Interest rate range, maximum	6.99%	6.99%
Maturity date range, start	2015	2015
Maturity date range, end	2036	2036
Long-Term Debt Of Subsidiaries 7.00% To 7.99% [Member]
Interest rate range, minimum	7.00%	7.00%
Interest rate range, maximum	7.99%	7.99%
Maturity date range, start	2012	2012
Maturity date range, end	2025	2025
Long-Term Debt Of Subsidiaries 8.00% To 8.99% [Member]
Interest rate range, minimum	8.00%	8.00%
Interest rate range, maximum	8.99%	8.99%
Maturity date range, start	2021	2021
Maturity date range, end	2025	2025
Long-Term Debt Of Subsidiaries 9.00% To 9.99% [Member]
Interest rate range, minimum	9.00%	9.00%
Interest rate range, maximum	9.99%	9.99%
Maturity date range, start	2013	2013
Maturity date range, end	2026	2026
Long-Term Debt Of Subsidiaries 10.4% [Member]
Interest rate range, minimum	10.40%	10.40%
Interest rate range, maximum	10.40%	10.40%
Maturity date range, start	2018	2018
Maturity date range, end	2018	2018
Notes Ranging From 4.62% To 4.87% [Member]
Interest rate range, minimum	4.62%	4.62%
Interest rate range, maximum	4.87%	4.87%
Maturity date range, start	2013	2013
Maturity date range, end	2024	2024
Notes Ranging From 5.01% To 5.95% [Member]
Interest rate range, minimum	5.01%	5.01%
Interest rate range, maximum	5.95%	5.95%
Maturity date range, start	2014	2014
Maturity date range, end	2037	2037

Consolidated Statements Of Equity (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Capital In Excess Of Par Value [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2008	$ 68,026	$ 623,407	$ 379,778	$ (12,751)	$ (14)	$ 2,181	$ 1,060,627
Net income			104,353			39	104,392
Purchase of subsidiary shares from noncontrolling interest						(1,660)	(1,660)
Other comprehensive income:
Unrealized holding gain on investments, net of income tax					289		289
Reclassification adjustment for gain (losses) reported in net income, net of income tax					5		5
Dividends			(74,729)				(74,729)
Stock issued for acquisitions	82	2,827					2,909
Sale of stock	348	10,627		917			11,892
Repurchase of stock				(304)			(304)
Equity Compensation Plan	35	(35)					0
Exercise of stock options	83	1,609					1,692
Share-based compensation		3,677					3,677
Employee stock plan tax benefits		674					674
Balance at Dec. 31, 2009	68,574	642,786	409,402	(12,138)	280	560	1,109,464
Net income			123,975			12	123,987
Other comprehensive income:
Unrealized holding gain on investments, net of income tax					1,588		1,588
Reclassification adjustment for gain (losses) reported in net income, net of income tax					(1,369)		(1,369)
Dividends			(80,907)				(80,907)
Sale of stock	335	11,594		601			12,530
Repurchase of stock				(770)			(770)
Equity Compensation Plan	97	(97)					0
Exercise of stock options	217	5,461					5,678
Share-based compensation		4,031					4,031
Employee stock plan tax benefits		594					594
Balance at Dec. 31, 2010	69,223	664,369	452,470	(12,307)	499	572	1,174,826
Net income			143,069			14	143,083
Purchase of subsidiary shares from noncontrolling interest						(82)	(82)
Other comprehensive income:
Unrealized holding gain on investments, net of income tax					(10)		(10)
Reclassification adjustment for gain (losses) reported in net income, net of income tax					(233)		(233)
Dividends			(87,133)				(87,133)
Sale of stock	295	11,987		325			12,607
Repurchase of stock				(1,163)			(1,163)
Equity Compensation Plan	32	(32)
Exercise of stock options	212	6,391					6,603
Share-based compensation		3,964	(72)				3,892
Employee stock plan tax benefits		(573)					(573)
Balance at Dec. 31, 2011	$ 69,762	$ 686,106	$ 508,334	$ (13,145)	$ 256	$ 504	$ 1,251,817

Consolidated Statements Of Equity (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statement Of Equity (Parenthetical) [Abstract]
Unrealized holding gain on investments, tax	$ 5	$ 855	$ 156
Reclassification adjustment for gain reported in income, tax	$ 125	$ 737	$ 2
Stock issued for acquisitions, shares			164,052
Sale of stock, shares	603,166	701,919	732,229
Repurchase of stock, shares	51,431	42,443	15,137
Equity Compensation Plan, shares	63,306	195,056	70,000
Exercise of stock options, shares	424,490	434,696	165,686

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income attributable to common shareholders	$ 143,069	$ 123,975	$ 104,353
(Loss) income from discontinued operations	(1,693)	5,778	4,203
Income from continuing operations	144,762	118,197	100,150
Adjustments to reconcile income from continuing operations to net cash flows from operating activities:
Depreciation and amortization	111,942	116,122	111,111
Deferred income taxes	74,142	72,000	43,710
Provision for doubtful accounts	5,203	4,715	5,739
Share-based compensation	3,851	3,927	3,502
Gain on sale of utility system	(5,058)		(1,009)
Gain on sale of other assets	(649)	(2,547)	(464)
Net increase in receivables, inventory and prepayments	(6,831)	(3,817)	(606)
Net increase (decrease) in payables, accrued interest, accrued taxes and other accrued liabilities	795	(19,227)	(6,042)
Decrease (increase) in income tax receivable	33,600	(33,600)
Other	(4,136)	(2,327)	(3,549)
Operating cash flows from continuing operations	357,621	253,443	252,542
Operating cash flows from discontinued operations, net	9,226	9,649	5,298
Net cash flows from operating activities	366,847	263,092	257,840
Cash flows from investing activities:
Property, plant and equipment additions, including allowance for funds used during construction of $7,196, $4,863, and $2,623	(330,585)	(316,385)	(273,159)
Acquisitions of utility systems and other, net	(8,515)	(8,625)	(3,373)
Release of funds previously restricted for construction activity	46,330	92,984	99,599
Additions to funds restricted for construction activity	(149)	(145,157)	(129,600)
Net proceeds from the sale of utility systems and other assets	13,404	4,605	2,163
Proceeds from note receivable	5,289	3,713	920
Investment in joint venture	(5,087)
Other	(946)	(6,304)	(4,135)
Investing cash flows used in continuing operations	(280,259)	(375,169)	(307,585)
Investing cash flows used in discontinued operations, net	(4,645)	(8,283)	(12,329)
Net cash flows used in investing activities	(284,904)	(383,452)	(319,914)
Cash flows from financing activities:
Customers' advances and contributions in aid of construction	4,329	8,045	3,112
Repayments of customers' advances	(3,686)	(7,545)	(2,547)
Net proceeds (repayments) of short-term debt	18,103	62,237	(52,103)
Proceeds from long-term debt	52,513	272,754	194,225
Repayments of long-term debt	(96,072)	(160,750)	(20,654)
Change in cash overdraft position	14,503	(6,976)	4,284
Proceeds from issuing common stock	12,607	12,530	11,892
Proceeds from exercised stock options	6,603	5,678	1,692
Share-based compensation windfall tax benefits		386	130
Repurchase of common stock	(1,163)	(770)	(304)
Dividends paid on common stock	(87,133)	(80,907)	(74,729)
Financing cash flows (used in) from continuing operations	(79,396)	104,682	64,998
Financing cash flows (used in) from discontinuing operations, net	(277)	(257)	4,001
Net cash flows (used in) from financing activities	(79,673)	104,425	68,999
Net increase (decrease) in cash and cash equivalents	2,270	(15,935)	6,925
Cash and cash equivalents at beginning of year	5,934	21,869	14,944
Cash and cash equivalents at end of year	8,204	5,934	21,869
Cash paid during the year for:
Interest, net of amounts capitalized	71,592	68,908	63,437
Income taxes	$ 5,583	$ 49,883	$ 19,029

Consolidated Statements Of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from investing activities:
Allowance for funds used during construction	$ 7,196	$ 4,863	$ 2,623

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

Note 1 – Summary of Significant Accounting Policies

Nature of Operations Aqua America, Inc. ("Aqua America" or the "Company") is the holding company for regulated utilities providing water or wastewater services in Pennsylvania, Texas, North Carolina, Ohio, Illinois, New Jersey, New York, Florida, Indiana, Virginia, Maine, and Georgia. Our largest operating subsidiary, Aqua Pennsylvania, Inc., accounted for approximately 56% of our operating revenues for 2011 and provided water or wastewater services to customers in the suburban areas north and west of the City of Philadelphia and in 25 other counties in Pennsylvania. The Company's other subsidiaries provide similar services in 11 other states. In addition, the Company provides water and wastewater services through operating and maintenance contracts with municipal authorities and other parties close to our utility companies' service territories as well as sludge hauling, septage and grease services, backflow prevention services, and certain other non-regulated water and wastewater services.

In December 2010, the Company entered into definitive agreements to purchase all of American Water Works Company, Inc's regulated water and wastewater operations in Texas, which serves approximately 5,300 customers, and to sell the Company's regulated water and wastewater operations in Missouri, which served approximately 3,900 customers, to American Water Works Company, Inc. The sale of our regulated utility operations in Missouri closed in May 2011, concluding our regulated utility operations in Missouri, and in June 2011, we completed our acquisition of American Water Works Company, Inc's regulated operations in Texas.

In July 2011, the Company entered into a definitive agreement to sell its operations in Maine, which served approximately 16,000 customers, to Connecticut Water Service, Inc. The sale of our regulated water operations in Maine closed on January 1, 2012, concluding the Company's operations in Maine. Also, in July 2011, the Company entered into a definitive agreement to purchase all of American Water Works Company, Inc's regulated water and wastewater operations in Ohio (the "Ohio acquisition"), which serves approximately 57,000 customers, and to simultaneously sell our operations in New York, which serves approximately 51,000 customers. This transaction is conditioned, among other things, on the receipt of regulatory approvals, and is expected to close in the first half of 2012. In February 2012, the Public Utilities Commission of Ohio approved the Company's purchase in Ohio. The completion of this transaction will conclude our operations in New York. The operating results, cash flows, and financial position of the Company's New York and Maine subsidiaries have been presented in the Company's consolidated financial statements as discontinued operations. Unless specifically noted, the financial information presented in the notes to consolidated financial statements reflects the Company's continuing operations.

The company has identified thirteen operating segments and has one reportable segment named the Regulated segment. The reportable segment is comprised of twelve operating segments for our water and wastewater regulated utility companies which are organized by the states where we provide these services. These operating segments are aggregated into one reportable segment since each of the Company's operating segments has the following similarities: economic characteristics, nature of services, production processes, customers, water distribution or wastewater collection methods, and the nature of the regulatory environment. In addition, one operating segment is not quantitatively significant to be reportable and is comprised of the businesses that provide sludge hauling, septage and grease services, backflow prevention services, and certain other non-regulated water and wastewater services. This segment is included as a component of "other," in addition to corporate costs that have not been allocated to the Regulated segment and intersegment eliminations.

Regulation Most of the operating companies that are regulated public utilities are subject to regulation by the regulatory commissions of the states in which they operate. The respective regulatory commissions have jurisdiction with respect to rates, service, accounting procedures, issuance of securities, acquisitions and other matters. Some of the operating companies that are regulated public utilities are subject to rate regulation by county or city government. Regulated public utilities follow the Financial Accounting Standards Board's (FASB) accounting guidance for regulated operations, which provides for the recognition of regulatory assets and liabilities as allowed by regulators for costs or credits that are reflected in current rates or are considered probable of being included in future rates. The regulatory assets or liabilities are then relieved as the cost or credit is reflected in rates.

Use of Estimates in Preparation of Consolidated Financial Statements The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Basis of Presentation – The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated. Certain prior period amounts have been reclassified, including reporting discontinued operations (see Note 3), to conform to the current period presentation.

Recognition of Revenues Revenues include amounts billed to customers on a cycle basis and unbilled amounts based on estimated usage from the latest billing to the end of the accounting period. Non-regulated revenues are recognized when services are performed and are primarily associated with septage services, and operating and maintenance contracts. The Company's Regulated segment includes non-regulated revenues that totaled $10,906 in 2011, $11,262 in 2010, and $11,841 in 2009. In addition to the non-regulated revenues included in the Regulated segment operating revenues, the Company has other non-regulated revenues of $12,512 in 2011, $11,565 in 2010, and $11,634 in 2009.

Property, Plant and Equipment and Depreciation Property, plant and equipment consist primarily of utility plant. The cost of additions includes contracted cost, direct labor and fringe benefits, materials, overheads and, for certain utility plant, allowance for funds used during construction. Water systems acquired are recorded at estimated original cost of utility plant when first devoted to utility service and the applicable depreciation is recorded to accumulated depreciation. The difference between the estimated original cost, less applicable accumulated depreciation, and the purchase price is recorded as an acquisition adjustment within utility plant as permitted by the applicable regulatory jurisdiction. At December 31, 2011, utility plant includes a net credit acquisition adjustment of $38,240, which is generally being amortized from 2 to 20 years, except where not permitted or appropriate. Amortization of the acquisition adjustments totaled $3,150 in 2011, $3,460 in 2010, and $3,176 in 2009.

Utility expenditures for maintenance and repairs, including major maintenance projects and minor renewals and betterments, are charged to operating expenses when incurred in accordance with the system of accounts prescribed by the regulatory commissions of the states in which the company operates. The cost of new units of property and betterments are capitalized. Utility expenditures for water main cleaning and relining of pipes are deferred and recorded in net property, plant and equipment in accordance with the FASB's accounting guidance for regulated operations. As of December 31, 2011, $17,267 of these costs have been incurred since the last rate proceeding and the Company expects to recover these costs in future rates.

The cost of software upgrades and enhancements are capitalized if they result in added functionality which enable the software to perform tasks it was previously incapable of performing. Certain information technology costs associated with major system installations, conversions and improvements, such as software training, data conversion and business process reengineering costs, are deferred as a regulatory asset if the Company expects to recover these costs in future rates. If these costs are not deferred, then these costs are charged to operating expenses when incurred. As of December 31, 2011, $13,668 of these costs have been deferred, since the last rate proceeding, as a regulatory asset, and the deferral is reported as a component of net property, plant and equipment.

When units of utility property are replaced, retired or abandoned, the recorded value thereof is credited to the asset account and such value, together with the net cost of removal, is charged to accumulated depreciation. To the extent the Company recovers cost of removal or other retirement costs through rates after the retirement costs are incurred, a regulatory asset is recorded. In some cases, the Company recovers retirement costs through rates during the life of the associated asset and before the costs are incurred. These amounts result in a regulatory liability being reported based on the amounts previously recovered through customer rates.

The straight-line remaining life method is used to compute depreciation on utility plant. Generally, the straight-line method is used with respect to transportation and mechanical equipment, office equipment and laboratory equipment.

Long-lived assets of the Company, which consist primarily of Utility Plant in Service and regulatory assets, are reviewed for impairment when changes in circumstances or events occur. There has been no change in circumstances or events that have occurred that require adjustments to the carrying values of these assets.

Allowance for Funds Used During Construction The allowance for funds used during construction ("AFUDC") represents the capitalized cost of funds used to finance the construction of utility plant. In general, AFUDC is applied to construction projects requiring more than one month to complete. No AFUDC is applied to projects funded by customer advances for construction, contributions in aid of construction, or certain state-revolving fund loans. AFUDC includes the net cost of borrowed funds and a rate of return on other funds when used, and is recovered through water rates as the utility plant is depreciated. The amount of AFUDC related to equity funds in 2011 was $352, and was $0 for 2010 and 2009, respectively. No interest was capitalized by our non-regulated businesses.

Cash and Cash Equivalents The Company considers all highly liquid investments with an original maturity of three months or less, which are not restricted for construction activity, to be cash equivalents.

The Company had a book overdraft for certain of its disbursement cash accounts of $22,810 and $8,307 at December 31, 2011 and 2010, respectively. A book overdraft represents transactions that have not cleared the bank accounts at the end of the period. The Company transfers cash on an as-needed basis to fund these items as they clear the bank in subsequent periods. The balance of the book overdraft is reported as accounts payable and the change in the book overdraft balance is reported as cash flows from financing activities.

Accounts Receivable Accounts receivable are recorded at the invoiced amounts. The allowance for doubtful accounts is the Company's best estimate of the amount of probable credit losses in our existing accounts receivable, and is determined based on historical write-off experience and the aging of account balances. The Company reviews the allowance for doubtful accounts quarterly. Account balances are written off against the allowance when it is probable the receivable will not be recovered. When utility customers request extended payment terms, credit is extended based on regulatory guidelines, and collateral is not required.

Regulatory Assets, Deferred Charges and Other Assets Deferred charges and other assets consist of financing expenses, other costs and marketable securities. Deferred bond issuance expenses are amortized over the life of the related issues. Call premiums related to the early redemption of long-term debt, along with the unamortized balance of the related issuance expense, are deferred and amortized over the life of the long-term debt used to fund the redemption as the Company has received or expects to receive rate recovery of these costs. Other costs, for which the Company has received or expects to receive prospective rate recovery, are deferred as a regulatory asset and amortized over the period of rate recovery in accordance with the FASB's accounting guidance for regulated operations. See Note – 6 Regulatory Assets and Liabilities for further information regarding the Company's regulatory assets.

Marketable securities are considered "available-for-sale" and accordingly, are carried on the balance sheet at fair market value. Unrecognized gains are included in other comprehensive income.

Funds Restricted for Construction Activity The proceeds received from certain financings for construction and capital improvement of utility facilities are held in escrow until the designated expenditures are incurred. These amounts are reported as funds restricted for construction activity and are expected to be released over time as the capital projects are funded.

Goodwill Goodwill represents the excess cost over the fair value of net tangible and identifiable intangible assets acquired through acquisitions. Goodwill is not amortized but is tested for impairment annually, or more often, if circumstances indicate a possible impairment may exist. The Company tested the goodwill attributable to each of our reporting units for impairment as of July 31, 2011, in conjunction with the timing of our annual strategic business plan, and concluded that the estimated fair value of each reporting unit was substantially in excess of the reporting unit's respective carrying amounts, indicating that none of the Company's goodwill was impaired. The following table summarizes the changes in the Company's goodwill:

	Regulated
	Segment	Other	Consolidated

Balance at December 31, 2009	$26,736	$4,121	$30,857
Goodwill acquired during year	432	-	432
Reclassifications to utility plant
acquisition adjustment	(1,722)	-	(1,722)
Other	(1,649)	-	(1,649)
Balance at December 31, 2010	23,797	4,121	27,918
Goodwill acquired during year	1,531	-	1,531
Reclassifications to utility plant			-
acquisition adjustment	(1,573)	-	(1,573)
Other	(932)	-	(932)
Balance at December 31, 2011	$22,823	$4,121	$26,944

Included within the Company's discontinued operations as of December 31, 2011 and 2010 is $12,316 of goodwill, respectively.

The reclassification of goodwill to utility plant acquisition adjustment results from a mechanism approved by the applicable regulatory commission. The mechanism provides for the transfer over time, and the recovery through customer rates, of goodwill associated with certain acquisitions upon achieving certain objectives. The reclassification of goodwill to discontinued operations represents goodwill associated with the Company's New York operations held for sale.

Income Taxes The Company accounts for certain income and expense items in different time periods for financial and tax reporting purposes. Deferred income taxes are provided on the temporary differences between the tax basis of the assets and liabilities, and the amounts at which they are carried in the consolidated financial statements. The income tax effect of temporary differences not allowed currently in rates is recorded as deferred taxes with an offsetting regulatory asset or liability. These deferred income taxes are based on the enacted tax rates expected to be in effect when such temporary differences are projected to reverse. Valuation allowances are established when necessary to reduce deferred tax assets to the amount more likely than not to be realized. Investment tax credits are deferred and amortized over the estimated useful lives of the related properties. Judgment is required in evaluating the Company's Federal and state tax positions. Despite management's belief that the Company's tax return positions are fully supportable, the Company may establish reserves when it believes that certain tax positions are likely to be challenged and it may not fully prevail in these challenges. The Company's provision for income taxes includes interest, penalties and if the need arises reserves for uncertain tax positions.

Customers' Advances for Construction and Contributions in Aid of Construction Water mains, other utility property or, in some instances, cash advances to reimburse the Company for its costs to construct water mains or other utility property, are contributed to the Company by customers, real estate developers and builders in order to extend utility service to their properties. The value of these contributions is recorded as customers' advances for construction. Non-cash property, in the form of water mains and wastewater systems, has been received, generally from developers, as advances or contributions of $20,823, $16,523, and $49,957 in 2011, 2010, and 2009, respectively. Over time, the amount of non-cash contributed property will vary based on the timing of the contribution of the non-cash property and the volume of non-cash contributed property received in connection with development in our service territories. The Company makes refunds on these advances over a specific period of time based on operating revenues related to the property, or as new customers are connected to and take service from the main. After all refunds are made, any remaining balance is transferred to contributions in aid of construction. Contributions in aid of construction include direct non-refundable contributions and the portion of customers' advances for construction that become non-refundable.

Contributed property is generally not depreciated for rate-making purposes as certain states' regulatory guidelines provide that contributions in aid of construction received must remain on the Company's consolidated balance sheet indefinitely. Based on regulatory conventions in other states where the Company operates, certain of the subsidiaries do depreciate contributed property and amortize contributions in aid of construction at the composite rate of the related property. Contributions in aid of construction and customers' advances for construction are deducted from the Company's rate base for rate-making purposes, and therefore, no return is earned on contributed property.

Inventories, Materials and Supplies Inventories are stated at cost. Cost is principally determined using the first-in, first-out method.

Stock-Based Compensation The Company records compensation expense in the financial statements for stock-based awards based on the grant date fair value of those awards. Stock-based compensation expense includes an estimate for pre-vesting forfeitures and is recognized over the requisite service periods of the awards on a straight-line basis, which is generally commensurate with the vesting term.

Fair Value Measurements – The Company follows the FASB's accounting guidance for fair value measurements and disclosures, which defines fair value and establishes a framework for using fair value to measure assets and liabilities. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

  Level 1: unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;
  Level 2: inputs other than Level 1 that are observable, either directly or indirectly, such as quoted market prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in non-active markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or
  Level 3: inputs that are unobservable and significant to the fair value measurement.

The asset's or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs. There have been no changes in the valuation techniques used to measure fair value for the years ended December 31, 2011 and 2010.

Recent Accounting Pronouncements In September 2011, the FASB issued revised accounting guidance for accounting for intangible assets, which is intended to reduce the cost and complexity of the annual goodwill impairment test by permitting an entity the option of performing a qualitative assessment to determine whether further impairment testing is necessary. The revised guidance is effective for annual periods beginning after December 15, 2011. The Company will adopt the provisions of the revised guidance as of January 1, 2012, and the Company does not expect the adoption of the revised guidance to have an impact on the Company's consolidated results of operations or consolidated financial position.

Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Acquisitions

Note 2 – Acquisitions

As part of the Company's growth-through-acquisition strategy, in July 2011, the Company entered into a definitive agreement with American Water Works Company, Inc. ("American Water") to purchase all of the stock of the subsidiary that holds American Water's regulated water and wastewater operations in Ohio for cash of approximately $88,000 at closing plus certain assumed liabilities, including debt of approximately $16,000. American Water's Ohio operations serve approximately 57,000 customers. The purchase price is subject to certain adjustments at closing, and closing is conditioned upon the closing of the Company's sale of its regulated water operations in New York to American Water, and is subject to applicable regulatory approvals. In February 2012, the Public Utilities Commission of Ohio approved the Company's purchase in Ohio. The transaction will be accounted for as a business combination and is expected to close in the first half of 2012.

In June 2011, the Company completed its acquisition of approximately fifty-one water and five wastewater systems in Texas serving approximately 5,300 customers. The total purchase price consisted of $6,245 in cash. The operating revenues included in the consolidated financial statements of the Company during the period owned by the Company were $1,826. The pro forma effect of the business acquired is not material to the Company's results of operations.

In addition to the Company's acquisition in Texas, during 2011, the Company completed eight acquisitions of water and wastewater utility systems in various states. The total purchase price consisted of $2,270 in cash. The operating revenues included in the consolidated financial statements of the Company during the period owned by the Company were $226. The pro forma effect of the businesses acquired in 2011 is not material to the Company's results of operations.

During 2010, the Company completed 23 acquisitions or other growth ventures in various states. The total purchase price consisted of $8,625 in cash. The operating revenues included in the consolidated financial statements of the Company during the period owned by the Company were $2,709 in 2011 and $778 in 2010. The pro forma effect of the businesses acquired in 2010 is not material to the Company's results of operations.

During 2009, the Company completed 18 acquisitions or other growth ventures in various states. The total purchase price of $6,282 for the systems acquired in 2009 consisted of $3,373 in cash, and the issuance of 164,052 shares of the Company's common stock. The operating revenues included in the consolidated financial statements of the Company during the period owned by the Company were $2,552 in 2011, $2,242 in 2010, and $1,176 in 2009. The pro forma effect of the businesses acquired in 2009 is not material to the Company's results of operations.

Discontinued Operations And Other Dispositions	12 Months Ended
Dec. 31, 2011
Discontinued Operations And Other Dispositions [Abstract]
Discontinued Operations And Other Dispositions

Note 3 – Discontinued Operations and Other Dispositions

Discontinued Operations – In July 2011, the Company entered into a definitive agreement with Connecticut Water Service, Inc. to sell its operations in Maine, which served approximately 16,000 customers, for cash at closing plus certain assumed liabilities, including debt of approximately $17,500. On January 1, 2012, the Company completed the sale for net proceeds of $35,726, subject to certain adjustments. This subsidiary was included in the Regulated segment, and as of December 31, 2011, the carrying amount of Maine's assets and liabilities were $61,350 and $44,269, respectively. In 2011, the Company recognized additional income tax expense of $4,008 for the additional deferred tax liabilities that arise from the difference between the stock and tax basis of the Company's investment in its Aqua Maine subsidiary.

In July 2011, the Company entered into a definitive agreement with American Water to sell its operations in New York for cash of approximately $42,000 at closing plus certain assumed liabilities, including debt of approximately $23,000. This subsidiary is included in the Regulated segment, and as of December 31, 2011, the carrying amount of New York's assets and liabilities were $110,888 and $70,610, respectively. In 2011, the Company recognized additional income tax expense of $3,245 for the additional deferred tax liabilities that arise from the difference between the stock and tax basis of the Company's investment in its Aqua New York subsidiary. The Company's New York operations serve approximately 51,000 customers. The purchase price is subject to certain adjustments at closing, and closing is conditioned upon the closing of the Company's acquisition of American Water's regulated water and wastewater operations in Ohio, and is subject to applicable regulatory approvals. The sale is expected to close in the first half of 2012. The completion of this transaction will conclude the Company's regulated operations in New York.

Based on an assessment of the sale prices and the carrying values of the Company's planned dispositions of its Maine and New York operations, there is no anticipated impairment of our long-lived assets or goodwill expected to be recognized as a result of the sale agreements. However, in the third quarter of 2011, the Company recognized an estimated loss on disposition of $1,254 primarily due to the cessation of depreciation in its New York operations.

The operating results, cash flows, and financial position of the Company's subsidiaries named above have been presented in the Company's consolidated statements of income, consolidated statements of cash flow, and consolidated balance sheets as discontinued operations.

A summary of discontinued operations presented in the consolidated statements of income includes the following:

	Years Ended
	December 31,
	2011		2010	2009
Operating revenues	$42,726		$42,634	$37,247
Total operating expenses	29,963		30,905	28,068
Operating income	12,763		11,729	9,179
Estimated loss on disposition	1,254		-	-
Other expenses, net	2,289		2,026	2,008
Income from discontinued operations before income taxes	9,220		9,703	7,171
Provision for income taxes	10,913		3,925	2,968
(Loss) income from discontinued operations	$(1,693	) $	5,778	$4,203

The assets and liabilities of discontinued operations presented in the consolidated balance sheets include the following:

	December 31,
	2011	2010
Property, plant and equipment, at cost	$169,527	$165,935
Less: accumulated depreciation	56,711	55,492
Net property, plant and equipment	112,816	110,443
Current assets	10,423	8,858
Regulatory assets	34,396	29,399
Goodwill	12,316	12,316
Other assets	2,287	2,483
Assets of discontinued operations held for sale	172,238	163,499

Long-term debt, excluding current portion	40,326	40,606
Current liabilities	7,088	4,039
Deferred income taxes and investment tax credits	23,570	22,407
Contributions in aid of construction	9,967	9,656
Other liabilities	33,928	26,891
Liabilities of discontinued operations held for sale	114,879	103,599

Net assets	$57,359	$59,900

Other Dispositions – The following dispositions have not been presented as discontinued operations in the Company's consolidated financial statements as the Company does not believe that disclosure of the following disposed water and wastewater utility systems as discontinued operations is meaningful to the reader of the financial statements for making investment decisions either individually or in the aggregate.

In June 2011, the Company sold a water and wastewater utility system for net proceeds of $4,106. The sale resulted in the recognition of a gain on the sale, net of expenses, of $2,692, and is reported in the consolidated statement of income as a reduction to operations and maintenance expense. The utility systems represented approximately 0.03% of the Company's total assets.

In May 2011, the Company sold its regulated water and wastewater operations in Missouri for net proceeds of $3,225. This sale of the Company's Missouri operations concluded its regulated utility operations in Missouri. The sale of the Company's utility operations in Missouri represented approximately 0.07% of the Company's total assets.

In January 2011, the Company sold a water and wastewater utility system for net proceeds of $3,118. The sale resulted in the recognition of a gain on the sale of these assets, net of expenses, of $2,452. The gain is reported in the consolidated statement of income as a reduction to operations and maintenance expense. The utility system represented approximately 0.01% of the Company's total assets.

In December 2010, the Company sold a wastewater utility system for net proceeds of $120. The utility system represented less than 0.01% of the Company's total assets.

In June 2009, the Company sold a water and wastewater utility system for net proceeds of $1,601, which was in excess of the book value for these assets. The sale resulted in the recognition in 2009 of a gain on the sale of these assets, net of expenses of $1,009. The gain is reported in the 2009 consolidated statement of income as a reduction to operations and maintenance expense. These utility systems represented approximately 0.02% of the Company's total assets.

The City of Fort Wayne, Indiana ("the City") has authorized the acquisition by eminent domain of the northern portion of the utility system of one of the Company's operating subsidiaries in Indiana. In January 2008, the Company reached a settlement with the City to transition the northern portion of the system in February 2008 upon receipt of the City's initial valuation payment of $16,911. The settlement agreement specifically stated that the final valuation of the northern portion of the Company's system will be determined through a continuation of the legal proceedings that were filed challenging the City's valuation. On February 12, 2008, the Company turned over the northern portion of the system to the City upon receipt of the initial valuation payment. The proceeds received by the Company are in excess of the book value of the assets relinquished. No gain has been recognized due to the contingency over the final valuation of the assets. The net book value of the assets relinquished has been removed from the consolidated balance sheet and the difference between the net book value and the initial payment received has been deferred and is recorded in other accrued liabilities on the Company's consolidated balance sheet. Once the contingency is resolved and the asset valuation is finalized, through the finalization of the litigation between the Company and the City of Fort Wayne, the amounts deferred will be recognized in the Company's consolidated income statement. On March 16, 2009, oral argument was held on certain procedural aspects with respect to the valuation evidence that may be presented and whether the Company is entitled to a jury trial. On October 12, 2010, the Wells County Indiana Circuit Court ruled that the Company is not entitled to a jury trial, and that the Wells County judge should review the City of Fort Wayne Board of Public Works' assessment based upon a "capricious, arbitrary or an abuse of discretion" standard. The Company disagreed with the Court's decision and appealed the Wells County Indiana Circuit Court's decision to the Indiana Court of Appeals. On January 13, 2012, the Indiana Court of Appeals reached a decision denying the Company's appeal. On February 10, 2012, the Company filed a petition for transfer requesting that the Indiana Supreme Court review the matter. That petition is currently pending. The Company continues to evaluate its legal options with respect to this decision. Depending upon the outcome of all of the legal proceeding the Company may be required to refund a portion of the initial valuation payment, or may receive additional proceeds. The northern portion of the utility system relinquished represents approximately 0.40% of the Company's total assets.

Property, Plant And Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment [Abstract]
Property, Plant And Equipment
Note 4 – Property, Plant and Equipment
	December 31,		Approximate range
	2011	2010	of remaining lives
Utility plant and equipment:
Mains and accessories	$2,060,650	$1,884,896	25 to 97 years
Services, hydrants, treatment
plants and reservoirs	1,254,870	1,162,314	5 to 88 years
Operations structures and water tanks	229,295	216,342	13 to 70 years
Miscellaneous pumping and
purification equipment	577,472	553,351	5 to 90 years
Meters, data processing, transportation
and operating equipment	571,525	544,531	4 to 88 years
Land and other non-depreciable assets	88,696	107,430	-
Utility plant and equipment	4,782,508	4,468,864
Utility construction work in progress	65,079	54,228	-
Net utility plant acquisition adjustment	(39,367)	(41,447)	0 to 20 years
Non-utility plant and equipment	9,435	6,550	0 to 21 years
	4,817,655	4,488,195
Less discontinued operations	169,527	165,935
Total property, plant and equipment	$4,648,128	$4,322,260

Accounts Receivable	12 Months Ended
Dec. 31, 2011
Accounts Receivable [Abstract]
Accounts Receivable
Note 5 – Accounts Receivable
	December 31,
	2011	2010

Billed utility revenue	$52,554	$53,314
Unbilled utility revenue	34,346	34,490
Other	8,105	3,120
	95,005	90,924
Less allowance for doubtful accounts	4,896	5,043
	90,109	85,881
Less discontinued operations, net	9,053	7,711
Net accounts receivable	$81,056	$78,170

The Company's utility customers are located principally in the following states: 45% in Pennsylvania, 9% in Ohio, 9% in North Carolina, 7% in Texas, 6% in Illinois, 6% in New Jersey, 5% in New York, 4% in Florida, and 4% in Indiana. No single customer accounted for more than one percent of the Company's operating revenues during the years ended December 31, 2011, 2010, or 2009. The following table summarizes the changes in the Company's allowance for doubtful accounts:

	2011	2010	2009

Balance at January 1,	$5,043	$5,662	$6,356
Amounts charged to expense	5,189	4,821	5,924
Accounts written off	(6,461)	(6,475)	(7,832)
Recoveries of accounts written off	1,125	1,035	1,214
	4,896	5,043	5,662
Less discontinued operations	337	526	595
Balance at December 31,	$4,559	$4,517	$5,067

Regulatory Assets And Liabilities	12 Months Ended
Dec. 31, 2011
Regulatory Assets And Liabilities [Abstract]
Regulatory Assets And Liabilities

Note 6 – Regulatory Assets and Liabilities

The regulatory assets represent costs that are expected to be fully recovered from customers in future rates while regulatory liabilities represent amounts that are expected to be refunded to customers in future rates or amounts recovered from customers in advance of incurring the costs. Except for income taxes, regulatory assets and regulatory liabilities are excluded from the Company's rate base and do not earn a return. The components of regulatory assets and regulatory liabilities are as follows:

	December 31,		December 31,
	2011		2010
	Regulatory Regulatory		Regulatory Regulatory
	Assets	Liabilities	Assets	Liabilities

Income taxes	$105,070	$1,881	$78,203	$1,928
Utility plant retirement costs	21,975	16,828	27,720	14,969
Postretirement benefits	132,038	25,365	93,338	18,009
Water tank painting	4,653	-	4,731	-
Fair value adjustment of long-term
debt assumed in acquisition	1,540	162	1,751	236
Rate case filing expenses & other	11,412	3,352	11,633	779
	276,688	47,588	217,376	35,921
Less discontinued operations	34,396	6,244	29,399	2,490
	$242,292	$41,344	$187,977	$33,431

Items giving rise to deferred state income taxes, as well as a portion of deferred Federal income taxes related to certain differences between tax and book depreciation expense, are recognized in the rate setting process on a cash or flow-through basis and will be recovered as they reverse.

The regulatory asset for utility plant retirement costs, including cost of removal, represents costs already incurred that are expected to be recovered in future rates over a five year recovery period. The regulatory liability for utility plant retirement costs represents amounts recovered through rates during the life of the associated asset and before the costs are incurred.

Post-retirement benefits include pension and other post-retirement benefits. A regulatory asset has been recorded at December 31, 2011 and 2010 for the costs that would otherwise be charged to stockholders' equity for the underfunded status of the Company's pension and other post-retirement benefit plans. The regulatory asset related to pension costs includes deferred net pension expense in excess of amounts funded which the Company believes will be recoverable in future years as pension funding is required. The regulatory asset related to post-retirement benefits other than pensions represents costs that were deferred between the time that the accrual method of accounting for these benefits was adopted in 1993 and the recognition of the accrual method in the Company's rates as prescribed in subsequent rate filings. Amortization of the amount deferred for post-retirement benefits other than pensions began in 1994 and is currently being recovered in rates.

Expenses associated with water tank painting are deferred and amortized over a period of time as approved in the regulatory process. Water tank painting costs are generally being amortized over a period ranging from 5 to 17 years.

The Company recorded a fair value adjustment for fixed rate, long-term debt assumed in acquisitions that matures in various years ranging from 2012 to 2035. The regulatory asset or liability results from the rate setting process continuing to recognize the historical interest cost of the assumed debt.

The regulatory asset related to rate case filing expenses represents the costs associated with filing for rate increases that are deferred and amortized over periods that generally range from one to five years. Other represents costs incurred by the Company for which it has received or expects to receive rate recovery.

The regulatory asset related to the costs incurred for information technology software projects and water main cleaning and relining projects are described in Note 1 – Summary of Significant Accounting Policies –Property, Plant and Equipment and Depreciation.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

Note 7 – Income Taxes

The provision for income taxes for the Company's continuing operations consists of:

	Years Ended December 31,
	2011		2010	2009
Current:
Federal	$(1,207	) $	(8,123)	$11,081
State	(1,844)		12,292	10,072
	(3,051)		4,169	21,153
Deferred:
Federal	78,399		70,322	42,336
State	(4,257)		1,678	1,385
	74,142		72,000	43,721

Total tax expense	$71,091		$76,169	$64,874

The statutory Federal tax rate is 35% and for states with a corporate net income tax, the state corporate net income tax rates range from 5% to 9.99% for all years presented.

The reasons for the differences between amounts computed by applying the statutory Federal income tax rate to income before income tax expense for the Company's continuing operations are as follows:

	Years Ended December 31,
	2011	2010	2009
Computed Federal tax expense at statutory rate	$75,549	$68,028	$57,758
State income taxes, net of federal tax benefit	(3,966)	9,081	7,447
Increase in tax expense for depreciation expense
to be recovered in future rates	551	210	395
Stock-based compensation	(366)	(54)	381
Deduction for Aqua America common dividends
paid under employee benefit plan	(345)	(374)	(293)
Amortization of deferred investment tax credits	(340)	(333)	(267)
Domestic Production Credit	-	-	(609)
Other, net	8	(389)	62
Actual income tax expense	$71,091	$76,169	$64,874

The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 was enacted on December 17, 2010 and provided for a 100 percent expensing allowance for qualifying capital additions placed in service after September 8, 2010 through tax year 2011, and extended 50 percent bonus depreciation for qualifying capital additions for tax year 2012. In February 2011, one of the Company's state tax jurisdictions issued guidance that it would recognize the 100% expensing allowance. As a result of this guidance and the flow-through treatment afforded by that state's regulatory commission, the net state income tax benefit reduced the Company's 2011 state income tax expense by $14,800 and reduced the Company's effective state income tax rate.

The following table provides the components of the net deferred tax liability from continuing operations:

	December 31,
	2011	2010
Deferred tax assets:
Customers' advances for construction	$17,650	$17,080
Costs expensed for book not deducted
for tax, principally accrued expenses	900	8,344
Utility plant acquisition adjustment
basis differences	11,614	14,176
Postretirement benefits	36,141	24,659
Tax loss carryfoward	47,860	12,575
Other	2,183	1,679
	116,348	78,513
Less valuation allowance	9,331	9,601
	107,017	68,912

Deferred tax liabilities:
Utility plant, principally due to
depreciation and differences in the basis
of fixed assets due to variation in tax
and book accounting	584,628	463,012
Deferred taxes associated with the gross-up
of revenues necessary to recover, in rates,
the effect of temporary differences	43,710	30,732
Tax effect of regulatory asset for
postretirement benefits	36,141	24,659
Deferred investment tax credit	6,544	6,807
	671,023	525,210

Net deferred tax liability	$564,006	$456,298

At December 31, 2011 and 2010, the Company recorded Federal net operating loss ("NOL") carryforwards of $76,064 and $21,194, respectively. The Company believes the Federal NOL carryforwards are more likely than not to be recovered and require no valuation allowance. The Company's Federal NOL carryforwards do not begin to expire until 2030 and 2031, respectively.

In 2011, as a result of the Company's Federal cumulative net operating loss of $97,258, the Company ceased recognizing the windfall tax benefit associated with stock-based compensation, because the deduction did not reduce income taxes payable. Upon realization of the Company's Federal net operating loss, the Company will recognize a windfall tax benefit of $588.

At December 31, 2011 and 2010, the Company recorded state net operating loss ("NOL") carryforwards of $76,491 and $67,533, respectively, a portion of which are offset by a valuation allowance because the Company does not believe these NOL's are more likely than not to be realized. The state NOL carryforwards do not begin to expire until 2022 and 2021 respectively.

On October 5, 2011, the Company received from the Internal Revenue Service its 2010 income tax refund of $33,600. The refund resulted from a substantial portion of the Company's capital expenditures qualifying for either bonus depreciation or the 100% expensing allowance.

The Company has analyzed filing positions in its Federal and state jurisdictions where it is required to file income tax returns, as well as for all open tax years in these jurisdictions. The Company believes its income tax filing positions and deductions will be sustained under both Federal and state audits and it believes it does not have significant uncertain tax positions that, in the event of adjustment, will result in a material effect on its results of operations or financial position, and the Company does not have a reserve for uncertain tax positions. The Company has elected to recognize accrued interest and penalties related to uncertain tax positions as income tax expense. As of December 31, 2011, the Company's Federal income tax returns for all years through 2007 have been closed. The Federal income tax return for tax year 2008 has been settled through examination. Tax years 2009, 2010, and 2011 remain open to Federal examination. The statute remains open for the Company's state income tax returns for tax years 2008, 2009, and 2010 in the various states the Company's conducts business in. There is currently an Illinois state income tax audit underway for tax years 2008 and 2009.

Taxes Other Than Income Taxes	12 Months Ended
Dec. 31, 2011
Taxes Other Than Income Taxes [Abstract]
Taxes Other Than Income Taxes

Note 8 – Taxes Other than Income Taxes

The following table provides the components of taxes other than income taxes:

	Years Ended December 31,
	2011	2010	2009

Property	$27,785	$27,314	$23,952
Capital Stock	3,559	3,458	2,989
Gross receipts, excise and franchise	10,124	10,121	8,899
Payroll	7,130	6,889	6,906
Other	6,017	5,185	5,335
	54,615	52,967	48,081
Less discontinued operations	10,927	10,645	8,515
Total taxes other than income	$43,688	$42,322	$39,566

Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

Note 9 – Commitments and Contingencies

The following disclosures reflect commitments and contingencies for the Company's continuing operations.

Commitments – The Company leases motor vehicles, buildings and other equipment under operating leases that are noncancelable. The future annual minimum lease payments due are as follows:

2012	2013	2014	2015	2016	Thereafter
$2,613	$1,981	$1,448	$871	$345	$398

The Company leases parcels of land on which treatment plants and other facilities are situated and adjacent parcels that are used for watershed protection. The operating leases are noncancelable, expire between 2014 and 2051 and contain certain renewal provisions. Certain leases are subject to an adjustment every five years based on changes in the Consumer Price Index. Subject to the aforesaid adjustment, during each of the next five years, an average of $729 of annual lease payments for land is due, and the aggregate of the years remaining approximates $15,778. The Company leases treatment plants to other parties under lease agreements that require payments to the Company of:

2012	2013	2014	2015	2016	Thereafter
$494	$494	$488	$460	$460	$3,602

The Company maintains agreements with other water purveyors for the purchase of water to supplement its water supply, particularly during periods of peak demand. The agreements stipulate purchases of minimum quantities of water to the year 2026. The estimated annual commitments related to such purchases through 2016 are expected to average $12,095 and the aggregate of the years remaining approximates $38,181.

The Company has entered into purchase obligations, in the ordinary course of business, that include agreements for water treatment processes at certain of its wells in a small number of its divisions. The 20 year term agreement provides for the use of treatment equipment and media used in the treatment process and are subject to adjustment based on changes in the Consumer Price Index. The future contractual cash obligation related to these agreements is: $884 in 2012, $903 in 2013, $923 in 2014, $943 in 2015, $964 in 2016, and $13,385 thereafter. In addition, as of December 31, 2011, the estimated capital expenditures required under legal and binding long-term contracts are approximately $11,873 in 2012 and $3,500 in 2015.

Rent expense under operating leases, purchased water expense, and water treatment expenses under these agreements were as follows:

	Years Ended December 31,
	2011	2010	2009

Operating lease expense	$4,441	$4,227	$4,111
Purchased water under
long-term agreements	14,507	13,621	12,894
Water treatment expense
under contractual agreement	865	777	691

Contingencies – The Company is routinely involved in various disputes, claims, lawsuits and other regulatory and legal matters, including both asserted and unasserted legal claims, in the ordinary course of business. The status of each such matter, referred to herein as a loss contingency, is reviewed and assessed in accordance with applicable accounting rules regarding the nature of the matter, the likelihood that a loss will be incurred, and the amounts involved. As of December 31, 2011, the aggregate amount of $11,198 is accrued for loss contingencies and is reported in the Company's consolidated balance sheet as other accrued liabilities and other liabilities. These accruals represent management's best estimate of probable loss (as defined in the accounting guidance) for loss contingencies or the low end of a range of losses if no single probable loss can be estimated. For some loss contingencies, the Company is unable to estimate the amount of the probable loss or range of probable losses. While the final outcome of these loss contingencies cannot be predicted with certainty, and unfavorable outcomes could negatively impact the Company, at this time in the opinion of management, the final resolution of these matters are not expected to have a material adverse effect on the Company's financial position, results of operations or cash flows. Further, Aqua America has insurance coverage for certain of these loss contingencies, and as of December 31, 2011, estimates that approximately $1,651 of the amount accrued for these matters are probable of recovery through insurance, which amount is also reported in the Company's consolidated balance sheet as deferred charges and other assets, net. The Company is involved in the following condemnation proceedings and legal matters, as described below:

  Refer to Note 3 – Discontinued Operations and Other Dispositions for a discussion of the Company's challenge to the valuation of the northern portion of its Fort Wayne, Indiana utility system that was turned over to the City of Fort Wayne, Indiana in February 2008.
  In 2006, a lawsuit was filed by two occupants of a house abutting a wastewater treatment plant facility owned by the Company's subsidiary in Florida. The lawsuit, as amended, alleged the plaintiffs sustained bodily injury and property damage due to the design, operation and maintenance of the plant. In January 2011, a trial was held which resulted in the judicial dismissal of the count for strict liability and jury verdicts in favor of the Company on the remaining counts. In June 2011, the plaintiffs agreed to dismiss their appeals and to release all claims against the Company's subsidiary and the Company, which resulted in the conclusion of the original plaintiffs' litigation against the Company's subsidiary. In the third quarter of 2008, approximately thirty-five additional plaintiffs, associated with approximately eight other nearby homes, and represented by the same counsel as the original plaintiffs, filed a separate lawsuit making similar allegations against our Florida subsidiary with respect to the operation of the facility. No trial date has been set for this matter, but some of these plaintiffs testified in the trial of the other matter in which all allegations were resolved in the Company's favor. The Company continues to assess these matters and any potential losses, which based on the outcome of the litigation may or may not be covered by the Company's insurance coverage. At this time, the Company believes that the estimated amount of any potential losses would not be material to the Company's consolidated results of operations or consolidated financial condition.
  In 2010, one of the Company's subsidiaries acquired in 2008, received from the United States Environmental Protection Agency and the United States Department of Justice a proposed penalty related to sanitary sewer overflows of $364. The Company's subsidiary has contested the appropriateness of calculating the proposed penalty based on sanitary sewer violations occurring prior to the acquisition of the subsidiary and the amount of the proposed penalty. A reserve has been accrued for this loss contingency as it is judged to be probable and the amount is estimable.
  The Company intends to seek indemnification from the seller for this matter.

Although the results of legal proceedings cannot be predicted with certainty, there are no other pending legal proceedings to which the Company or any of its subsidiaries is a party or to which any of its properties is the subject that are material or are expected to have a material effect on the Company's financial position, results of operations or cash flows.

Long-Term Debt And Loans Payable	12 Months Ended
Dec. 31, 2011
Long Term Debt And Loans Payable [Abstract]
Long-Term Debt And Loans Payable

Note 10 – Long-term Debt and Loans Payable

Long-term Debt – The consolidated statements of capitalization provide a summary of long-term debt as of December 31, 2011 and 2010. The supplemental indentures with respect to certain issues of the First Mortgage Bonds restrict the ability of Aqua Pennsylvania, Inc. and certain other operating subsidiaries of the Company to declare dividends, in cash or property, or repurchase or otherwise acquire the stock of these companies. As of December 31, 2011, approximately $580,000 of Aqua Pennsylvania's retained earnings of approximately $600,000 and approximately $135,000 of the retained earnings of approximately $145,000 of certain other subsidiaries were free of these restrictions. Certain supplemental indentures also prohibit Aqua Pennsylvania and certain other subsidiaries of the Company from making loans to, or purchasing the stock of, the Company.

Sinking fund payments are required by the terms of certain issues of long-term debt. Excluding amounts due under the Company's revolving credit agreement, the future sinking fund payments and debt maturities of the Company's long-term debt are as follows:

Interest Rate Range			2012	2013	2014	2015	2016	Thereafter

0.00	% to	0.99%	$367	$367	$365	$368	$366	$4,944
1.00	% to	1.99%	2,177	2,469	2,336	2,292	2,206	18,550
2.00	% to	2.99%	805	819	836	864	884	8,590
3.00	% to	3.99%	2,105	2,173	2,247	2,325	2,397	15,346
4.00	% to	4.99%	233	21,839	27,246	258	11,065	499,585
5.00	% to	5.99%	31,447	499	51,604	44,069	16,817	526,824
6.00	% to	6.99%	-	-	-	12,000	-	51,253
7.00	% to	7.99%	1,115	447	379	409	442	26,203
8.00	% to	8.99%	244	349	376	405	437	32,146
9.00	% to	9.99%	4,060	5,887	700	700	700	26,400
10.00% to 10.99%			-	-	-	-	-	6,000
Total			$42,553	$34,849	$86,089	$63,690	$35,314	$1,215,841

Included in the table above, as of December 31, 2011, is $40,662 of long-term debt associated with discontinued operations.

In November 2010, Aqua Pennsylvania, Inc. issued $141,385 of tax-exempt bonds, secured by a supplement to its first mortgage indenture, of which $25,910 is due in 2033, $19,270 in 2034, $15,000 in 2042, and $81,205 in 2043 with yields of 5.00%, 5.05%, 4.75%, and 4.60%, respectively. The proceeds will be used to refinance existing debt, and are restricted to funding certain capital projects during the period 2010 through 2013. As of December 31, 2011, the trustee for one issue held $88,871 pending construction of the projects to be financed with the issue and is reported in the consolidated balance sheet as funds restricted for construction activity. In June 2010, the Company issued $70,000 of senior unsecured notes, of which $15,000 is due in 2021, $20,000 in 2024, and $35,000 in 2028 with interest rates of 4.62%, 4.83%, and 5.22%, respectively.

The weighted average cost of long-term debt at December 31, 2011 and 2010 was 5.17% and 5.14%, respectively. The weighted average cost of fixed rate long-term debt at December 31, 2011 and 2010 was 5.30% and 5.36%, respectively.

The Company has a five-year $95,000 unsecured revolving credit facility with four banks that expires in May 2012. Included within this facility is a swing-line commitment of $15,000 that is used to fund bank overdraft positions. Funds borrowed under this agreement are classified as current portion of long-term debt and are used to provide working capital. As of December 31, 2011, the Company has the following sublimits and available capacity under the credit facility: $20,000 letter of credit sublimit, $2,399 of letters of credit available capacity, $5,212 borrowed under the swing-line commitment, and $33,000 of funds borrowed under the agreement. Interest under this facility is based at the Company's option, on the prime rate, an adjusted Euro-

Rate, an adjusted federal funds rate or at rates offered by the banks. A facility fee is charged on the total commitment amount of the agreement. Under this facility the average cost of borrowings was 0.45% and 0.51%, and the average borrowing was $53,473 and $64,581, during 2011 and 2010, respectively.

The Company is obligated to comply with covenants under some of its loan and debt agreements. These covenants contain a number of restrictive financial covenants, which among other things limit, subject to certain exceptions, the Company's ratio of consolidated total indebtedness to consolidated total capitalization, and require a minimum level of earnings coverage over interest expense. During 2011, the Company was in compliance with its debt covenants under its credit facilities. Failure to comply with the Company's debt covenants could result in an event of default, which could result in the Company being required to repay or finance its borrowings before their due date, possibly limiting the Company's future borrowings, and increasing its borrowing costs.

Loans Payable – In November 2011, Aqua Pennsylvania renewed its $100,000 364-day unsecured revolving credit facility with three banks. The funds borrowed under this agreement are classified as loans payable and used to provide working capital. As of December 31, 2011 and 2010, funds borrowed under the agreement were $84,030 and $58,277. Interest under this facility is based, at the borrower's option, on the prime rate, an adjusted federal funds rate, an adjusted London Interbank Offered Rate corresponding to the interest period selected, an adjusted Euro-Rate corresponding to the interest period selected or at rates offered by the banks. This agreement restricts short-term borrowings of Aqua Pennsylvania. A commitment fee of 0.10% is charged on the total commitment amount of Aqua Pennsylvania's revolving credit agreement. The average cost of borrowing under the facility was 1.01% and 1.44%, and the average borrowing was $80,235 and $37,539, during 2011 and 2010, respectively. The maximum amount outstanding at the end of any one month was $92,143 and $65,676 in 2011 and 2010, respectively.

At December 31, 2011 and 2010, the Company had other combined short-term lines of credit of $64,500 and $67,000, respectively, which includes a short-term line of credit associated with discontinued operations of $4,000 and $6,500, respectively. Funds borrowed under these lines are classified as loans payable and are used to provide working capital. As of December 31, 2011 and 2010, funds borrowed under the short-term lines of credit were $23,741 and $31,391, respectively. The average borrowing under the lines was $15,795 and $25,884 during 2011 and 2010, respectively. The maximum amount outstanding at the end of any one month was $26,741 and $32,431 in 2011 and 2010. Interest under the lines is based at the Company's option, depending on the line, on the prime rate, an adjusted Euro-Rate, an adjusted federal funds rate or at rates offered by the banks. The average cost of borrowings under all lines during 2011 and 2010 was 1.96% and 1.84%, respectively.

Interest Income – Interest income of $759, $1,290, and $1,148 was netted against interest expense on the consolidated statement of income for the years ended December 31, 2011, 2010, and 2009, respectively. The total interest cost was $78,561, $74,681, and $67,491 in 2011, 2010, and 2009, including amounts capitalized of $7,195, $4,863, and $2,623, respectively.

Fair Value Of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value Of Financial Instruments [Abstract]
Fair Value Of Financial Instruments

Note 11 – Fair Value of Financial Instruments

The carrying amount of current assets and liabilities that are considered financial instruments approximates their fair value as of the dates presented. The carrying amount and estimated fair value of the Company's long-term debt are as follows:

	December 31,
	2011	2010

Carrying amount	$1,516,548	$1,560,389
Estimated fair value	1,592,411	1,483,816

Included within the Company's discontinued operations as of December 31, 2011 and 2010 is long-term debt of $40,662 and $40,932, respectively. The fair value of the Company's long-term debt as of December 31, 2011 and 2010 for its discontinued operation is $43,068 and $40,612, respectively. The fair value of long-term debt has been determined by discounting the future cash flows using current market interest rates for similar financial instruments of the same duration. The Company's customers' advances for construction have a carrying value of $66,198 and $65,250 at December 31, 2011 and 2010, respectively. Their relative fair values cannot be accurately estimated because future refund payments depend on several variables, including new customer connections, customer consumption levels and future rate increases. Portions of these non-interest bearing instruments are payable annually through 2026 and amounts not paid by the contract expiration dates become non-refundable. The fair value of these amounts would, however, be less than their carrying value due to the non-interest bearing feature.

Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity

Note 12 – Stockholders' Equity

At December 31, 2011, the Company had 300,000,000 shares of common stock authorized; par value $0.50.

Shares outstanding and treasury shares held were as follows:

	December 31,
	2011	2010	2009

Shares outstanding	138,815,098	137,775,567	136,486,339
Treasury shares	710,482	673,472	662,410

At December 31, 2011, the Company had 1,738,619 shares of authorized but unissued Series Preferred Stock, $1.00 par value.

At the end of February 2012, the Company intends to renew its universal shelf registration, which expired in December 2011, through a filing with the Securities and Exchange Commission ("SEC") to allow for the potential future sale by the Company, from time to time, in one or more public offerings, of an indeterminate amount of our common stock, preferred stock, debt securities and other securities specified therein at indeterminate prices.

The Company has a shelf registration statement filed with the SEC to permit the offering from time to time of shares of common stock and shares of preferred stock in connection with acquisitions. During 2009, 164,052 shares of common stock totaling $2,909 were issued by the Company to acquire a water system. The balance remaining available for use under the acquisition shelf registration as of December 31, 2011 is 1,904,487 shares. The form and terms of any securities issued under these shelf registrations will be determined at the time of issuance.

The Company has a Dividend Reinvestment and Direct Stock Purchase Plan ("Plan") that allows reinvested dividends to be used to purchase shares of common stock at a five percent discount from the current market value. Under the direct stock purchase program, shares are purchased by investors at market price. The shares issued under the Plan are either original issue shares or shares purchased by the Company's transfer agent in the open-market. During 2011, 2010, and 2009, under the dividend reinvestment portion of the Plan, 588,745, 670,538, and 695,544 original issue shares of common stock were sold providing the Company with proceeds of $12,304, $11,966, and $11,337, respectively.

The Board of Directors has authorized the Company to purchase its common stock, from time to time, in the open market or through privately negotiated transactions. The Company has not repurchased any shares under this authorization since 2000. As of December 31, 2011, 548,278 shares remain available for repurchase.

The Company's accumulated other comprehensive income is reported in the stockholders' equity section of the consolidated balance sheets, the consolidated statements of equity and the related other comprehensive income is reported in the consolidated statements of income and comprehensive income. The Company reports its unrealized gains on investments as other comprehensive income and accumulated other comprehensive income. The Company recorded a regulatory asset for its underfunded status of its pension and post-retirement benefit plans that would otherwise be charged to other comprehensive income, as it anticipates recovery of its costs through customer rates.

Net Income Per Common Share And Equity Per Common Share	12 Months Ended
Dec. 31, 2011
Net Income Per Common Share And Equity Per Common Share [Abstract]
Net Income Per Common Share And Equity Per Common Share

Note 13 – Net Income per Common Share and Equity per Common Share

Basic net income per share is based on the weighted average number of common shares outstanding. Diluted net income per share is based on the weighted average number of common shares outstanding and potentially dilutive shares. The dilutive effect of employee stock options is included in the computation of diluted net income per share. The dilutive effect of stock options is calculated using the treasury stock method and expected proceeds upon exercise of the stock options. The following table summarizes the shares, in thousands, used in computing basic and diluted net income per share:

	Years ended December 31,
	2011	2010	2009
Average common shares outstanding during
the period for basic computation	138,182	136,948	135,816
Effect of dilutive securities:
Employee stock based compensation	507	348	313
Average common shares outstanding during
the period for diluted computation	138,689	137,296	136,129

For the years ended December 31, 2011, 2010, and 2009, employee stock options to purchase 926,300, 2,024,151, and 2,694,837 shares of common stock, respectively, were excluded from the calculations of diluted net income per share as the calculated proceeds from the options' exercise were greater than the average market price of the Company's common stock during these periods.

Equity per common share was $9.01 and $8.52 at December 31, 2011 and 2010, respectively. These amounts were computed by dividing Aqua America stockholders' equity by the number of shares of common stock outstanding at the end of each year.

Employee Stock And Incentive Plan	12 Months Ended
Dec. 31, 2011
Employee Stock And Incentive Plan [Abstract]
Employee Stock And Incentive Plan

Note 14 – Employee Stock and Incentive Plan

Under the Company's 2009 Omnibus Equity Compensation Plan (the "2009 Plan"), as approved by the Company's shareholders to replace the 2004 Equity Compensation Plan (the "2004 Plan"), stock options, stock units, stock awards, stock appreciation rights, dividend equivalents, and other stock-based awards may be granted to employees, non-employee directors, and consultants and advisors. The 2009 Plan authorizes 5,000,000 shares for issuance under the plan. A maximum of 50% of the shares available for issuance under the 2009 Plan may be issued as stock awards or share units and the maximum number of shares that may be subject to grants under the Plan to any one individual in any one year is 200,000. Shares issued under the 2009 Plan may be original issue shares, the issuance of treasury shares, or shares purchased by the Company in the open-market. Awards under the 2009 Plan are made by a committee of the Board of Directors. At December 31, 2011, 4,266,953 shares underlying stock option and restricted stock awards were still available for grant under the 2009 Plan. No further grants may be made under the 2004 plan.

Included within the Company's stock-based compensation for the years ended December 31, 2011, 2010, and 2009 is $113, $104, and $102, respectively, of stock-based compensation associated with discontinued operations.

Performance Share Units – During 2011, the Company granted performance share units. There were no grants in 2010 or 2009. A performance share unit ("PSU") represents the right to receive a share of the Company's common stock if specified performance goals are met over the three year performance period specified in the grant, subject to certain exceptions through the three year vesting period. Each grantee is granted a target award of PSUs, and may earn between 0% and 200% of the target amount depending on the Company's performance against the performance goals, which consist of the following metrics: 25% of the PSUs will be earned based on the Company's total shareholder return (TSR) compared to the TSR for the companies listed in the Standard and Poor's Midcap Utilities Index (a market-based condition), 25% of the PSUs will be earned based on the Company's TSR compared to the TSR for a specific peer group of six other investor-owned water companies (a market-based condition), and 50% of the PSUs will be earned based on the Company's three-year compound annual growth rate (CAGR) in earnings per share (EPS) compared to a target EPS CAGR of 5% (a performance-based condition). During the year ended December 31, 2011, the Company recorded stock-based compensation related to PSUs as a component of operations and maintenance expense of $991, and recorded an income tax benefit of $403. The following table summarizes nonvested PSU transactions for the year ended December 31, 2011:

	Number	Weighted
	of	Average
	Share Units	Fair Value

Nonvested share units at beginning of period	-	$-
Granted	109,375	24.38
Performance criteria adjustment	30,773	24.38
Forfeited	(2,564)	24.38
Vested	-	-
Share unit awards issued	-	-
Nonvested share units at end of period	137,584	$24.38

A portion of the fair value of PSUs was estimated at the grant date based on the probability of satisfying the market-based conditions using the Monte Carlo valuation method. The portion of the fair value of the PSUs associated with performance-based conditions was based on the fair market value of the Company's stock at the grant date, regardless of whether the market-based condition is satisfied. The fair value of each PSU grant is amortized into compensation expense on a straight-line basis over their respective vesting periods, which range from 24 to 36 months. The accrual of compensation costs is based on our estimate of the final expected value of the award, and is adjusted as required for the portion based on the performance-based condition. The Company assumes that forfeitures will be minimal, and recognizes forfeitures as they occur, which results in a reduction in compensation expense. As the payout of the PSUs includes dividend equivalents, no dividend yield assumption is required in calculating the fair value of the PSUs. The recording of compensation expense for PSUs has no impact on net cash flows. The following table provides the assumptions used in the pricing model for the grant and the resulting grant date fair value of PSUs:

Year ended
December 31,
2011

Expected term (years)	3.0
Risk-free interest rate	1.2%
Expected volatility	29.7%
Grant date fair value per
performance share unit	$24.38

As of December 31, 2011, $2,296 of unrecognized compensation costs related to PSUs is expected to be recognized over a weighted average period of approximately 2 years.

Restricted Stock Units – A restricted stock unit ("RSU") represents the right to receive a share of the Company's common stock and are valued based on the fair market value of the Company's stock on the date of grant. RSUs are eligible to be earned at the end of a specified restricted period, generally three years, beginning on the date of grant, in some cases, subject to the achievement of certain performance conditions. During the year ended December 31, 2011, the Company recorded stock-based compensation related to awards of RSUs as a component of operations and maintenance expense of $347, and recorded an income tax benefit of $143. The Company assumes that forfeitures will be minimal, and recognizes forfeitures as they occur, which results in a reduction in compensation expense. The following table summarizes nonvested RSU transactions for the year ended December 31, 2011:

	Number	Weighted
	of	Average
	Stock Units	Fair Value

Nonvested stock units at beginning of period	-	$-
Granted	44,342	22.21
Vested	-	-
Forfeited	-	-
Nonvested stock units at end of period	44,342	$22.21

As of December 31, 2011, $638 of unrecognized compensation costs related to restricted stock units is expected to be recognized over a weighted average period of approximately 1.7 years.

Stock Options – The following table provides compensation costs for stock-based compensation:

	Years ended December 31,
	2011	2010	2009
Stock-based compensation within
operations and maintenance expense	$1,437	$2,064	$2,531
Income tax benefit	709	766	483
Capitalized compensation costs within
property plant and equipment	-	-	74

There were no stock options granted during the year ended December 31, 2011. During the second quarter of 2011, the Company changed its estimation assumptions related to its historical stock option forfeitures which resulted in a favorable adjustment to compensation expense of $644 and additional income tax expense of $52.

The Company estimates forfeitures in calculating compensation expense instead of recognizing these forfeitures and the resulting reduction in compensation expense as they occur. The estimate of forfeitures will be adjusted over the vesting period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. The recording of compensation expense for share-based compensation has no impact on net cash flows and results in the reclassification on the consolidated cash flow statements of related tax benefits from cash flows from operating activities to cash flows from financing activities to the extent these tax benefits exceed the associated compensation cost.

Options under the plans were issued at the closing market price of the stock on the day of the grant. Options are exercisable in installments of 33% annually, starting one year from the date of the grant and expire 10 years from the date of the grant. The fair value of each option is amortized into compensation expense on a straight-line basis over their respective 36 month vesting period, net of estimated forfeitures. The fair value of options was estimated at the grant date using the Black-Scholes option-pricing model, which relies on assumptions that require management's judgment. The following table provides the assumptions used in the pricing model for grants and the resulting grant date fair value of stock options granted in the periods reported:

	Years ended December 31,
	2010	2009

Expected term (years)	6.0	5.3
Risk-free interest rate	2.8%	2.2%
Expected volatility	26.7%	31.3%
Dividend yield	3.3%	3.0%
Grant date fair value per option	$3.49	$4.37

Historical information was the principal basis for the selection of the expected term and dividend yield. The expected volatility is based on a weighted average combination of historical and implied volatilities over a time period that approximates the expected term of the option. The risk-free interest rate was selected based upon the U.S. Treasury yield curve in effect at the time of grant for the expected term of the option.

The following table summarizes stock option transactions for the year ended December 31, 2011:

		Weighted	Weighted
		Average	Average	Aggregate
		Exercise	Remaining	Intrinsic
	Shares	Price	Life (years)	Value
Options:
Outstanding, beginning of year	3,839,197	$19.54
Granted	-	-
Forfeited	(13,908)	18.62
Expired	(23,839)	23.02
Exercised	(424,490)	15.56
Outstanding, end of year	3,376,960	$20.03	4.9	$10,698

Exercisable, end of year	2,893,668	$20.38	4.5	$8,691

The intrinsic value of stock options is the amount by which the market price of the stock on a given date, such as at the end of the period or on the day of exercise, exceeded the closing market price of stock on the date of grant. The following table summarizes the aggregate intrinsic value of stock options exercised and the fair value of stock options which became vested:

	Years ended December 31,
	2011	2010	2009

Intrinsic value of options exercised	$3,071	$2,700	$1,393
Fair value of options vested	2,077	2,373	2,266

The following table summarizes information about the options outstanding and options exercisable as of December 31, 2011:

	Options Outstanding			Options Exercisable
		Weighted Weighted			Weighted
		Average	Average		Average
		Remaining	Exercise		Exercise
	Shares	Life (years)	Price	Shares	Price
Range of prices:
$10.00- 12.99	218,365	0.9	$12.48	218,365	$12.48
$13.00- 16.99	394,259	2.0	15.70	394,259	15.70
$17.00- 19.99	1,378,659	6.2	18.24	895,367	18.43
$20.00- 22.99	459,377	6.2	20.18	459,377	20.18
$23.00- 27.99	484,500	5.1	23.26	484,500	23.26
$28.00- 29.99	441,800	4.2	29.46	441,800	29.46
	3,376,960	4.9	$20.03	2,893,668	$20.38

As of December 31, 2011, there was $674 of total unrecognized compensation cost related to nonvested stock options granted under the plans. The cost is expected to be recognized over a weighted average period of approximately 10 months.

Restricted Stock – Restricted stock awards provide the grantee with the rights of a shareholder, including the right to receive dividends and to vote such shares, but not the right to sell or otherwise transfer the shares during the restriction period. Restricted stock awards result in compensation expense which is equal to the fair market value of the stock on the date of the grant and is amortized ratably over the restriction period. The Company expects forfeitures of restricted stock to be de minimis.

The following table provides compensation costs for stock-based compensation:

	Years ended December 31,
	2011	2010	2009
Stock-based compensation within
operations and maintenance expense	$1,833	$1,967	$1,072
Income tax benefit	753	808	441

The following table summarizes nonvested restricted stock transactions for the year ended December 31, 2011:

	Number	Weighted
	of	Average
	Shares	Fair Value
Nonvested shares at beginning of period	233,387	$17.62
Granted	66,000	22.21
Vested	(88,704)	18.60
Forfeited	(2,694)	17.23
Nonvested shares at end of period	207,989	$18.66

The following table summarizes the value of restricted stock awards:
	Years ended December 31,
	2011	2010	2009

Intrinsic value of restricted stock awards vested	$2,020	$1,147	$746
Fair value of restricted stock awards vested	1,650	1,270	887
Weighted average fair value of restricted stock awards granted	22.21	17.19	18.47

As of December 31, 2011, $2,090 of unrecognized compensation costs related to restricted stock is expected to be recognized over a weighted average period of approximately 1.0 years. The aggregate intrinsic value of restricted stock as of December 31, 2011 was $4,586. The aggregate intrinsic value of restricted stock is based on the number of shares of restricted stock and the market value of the Company's common stock as of the period end date.

Pension Plans And Other Post-retirement Benefits	12 Months Ended
Dec. 31, 2011
Pension Plans And Other Post-Retirement Benefits [Abstract]
Pension Plans And Other Post-Retirement Benefits

Note 15 – Pension Plans and Other Post-retirement Benefits

The Company maintains qualified, defined benefit pension plans that cover a substantial portion of its full-time employees who were hired prior to April 1, 2003. Retirement benefits under the plans are generally based on the employee's total years of service and compensation during the last five years of employment. The Company's policy is to fund the plans annually at a level which is deductible for income tax purposes and which provides assets sufficient to meet its pension obligations over time. To offset certain limitations imposed by the Internal Revenue Code with respect to payments under qualified plans, the Company has a non-qualified Supplemental Pension Benefit Plan for Salaried Employees in order to prevent certain employees from being penalized by these limitations. The Company also has non-qualified Supplemental Executive Retirement Plans for certain current and retired employees. The net pension costs and obligations of the qualified and non-qualified plans are included in the tables which follow. Employees hired after April 1, 2003 may participate in a defined contribution plan that provides a Company matching contribution on amounts contributed by participants and an annual profit-sharing contribution based upon a percentage of the eligible participants' compensation.

In addition to providing pension benefits, the Company offers certain Post-retirement Benefits other than Pensions ("PBOPs") to employees hired before April 1, 2003 and retiring with a minimum level of service. These PBOPs include continuation of medical and prescription drug benefits, or a cash contribution toward such benefits, for eligible retirees and life insurance benefits for certain eligible retirees. The Company funds its gross PBOP cost through various trust accounts. The benefits of retired officers and certain other retirees are paid by the Company and not from plan assets due to limitations imposed by the Internal Revenue Code.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid in the years indicated:

		Other
	Pension	Post-retirement
	Benefits	Benefits
Years:
2012	$9,933	$1,605
2013	10,692	1,797
2014	11,520	2,069
2015	12,302	2,275
2016	13,110	2,520
2017 - 2021	79,950	15,761

The changes in the benefit obligation and fair value of plan assets, the funded status of the plans and the assumptions used in the measurement of the company's benefit obligation are as follows:

			Other
	Pension Benefits		Post-retirement Benefits
	2011	2010	2011	2010
Change in benefit obligation:
Benefit obligation at January 1,	$234,891	$217,837	$47,772	$41,477
Service cost	4,626	4,527	1,236	1,130
Interest cost	13,547	12,857	2,761	2,442
Actuarial loss	22,503	10,927	3,925	3,595
Plan participants' contributions	-	-	219	173
Benefits paid	(8,958)	(12,145)	(1,227)	(1,045)
Plan amendments	416	630	-	-
Curtailments	(1,057)	-	-	-
Settlements	-	258	-	-
	265,968	234,891	54,686	47,772
Less discontinued operations	28,881	25,432	4,497	3,816
Benefit obligation at December 31,	237,087	209,459	50,189	43,956

Change in plan assets:
Fair value of plan assets at January 1,	159,151	138,599	29,673	26,524
Actual return on plan assets	(1,903)	19,565	554	2,652
Employer contributions	17,329	13,132	1,825	1,351
Benefits paid	(8,958)	(12,145)	(994)	(854)
	165,619	159,151	31,058	29,673
Less discontinued operations	16,707	13,627	2,927	2,934
Fair value of plan assets at December 31,	148,912	145,524	28,131	26,739

Funded status of plan:
Net amount recognized at December 31,	$88,175	$63,935	$22,058	$17,217

The Company's pension plans had an accumulated benefit obligation of $209,893 and $184,786 at December 31, 2011 and 2010, respectively. The following table provides the net liability recognized on the consolidated balance sheets at December 31,:

			Other
	Pension Benefits		Post-retirement Benefits
	2011	2010	2011	2010

Current liability	$(217)	$(242)	$-	$-
Noncurrent liability	(87,958)	(63,693)	(22,058)	(17,217)
Net liability recognized	$(88,175)	$(63,935)	$(22,058)	$(17,217)

At December 31, 2011 and 2010, the Company's pension plans had benefit obligations in excess of its plan assets. The following tables provide the projected benefit obligation, the accumulated benefit obligation and fair market value of the plan assets as of December 31,:

	Projected Benefit
	Obligation Exceeds
	the Fair Value of
	Plan Assets
	2011	2010

Projected benefit obligation	$237,087	$209,459
Fair value of plan assets	148,912	145,524

	Accumulated Benefit
	Obligation Exceeds
	the Fair Value of
	Plan Assets
	2011	2010

Accumulated benefit obligation	$209,893	$184,786
Fair value of plan assets	148,912	145,524

The following table provides the components of net periodic benefit costs for the years ended December 31,:

					Other
	Pension Benefits			Post-retirement Benefits
	2011	2010	2009	2011	2010	2009

Service cost	$4,626	$4,527	$4,349	$1,236	$1,130	$1,080
Interest cost	13,547	12,857	12,524	2,761	2,442	2,288
Expected return on plan assets	(12,973)	(11,258)	(9,316)	(2,031)	(1,869)	(1,688)
Amortization of transition
obligation (asset)	-	-	(182)	104	104	104
Amortization of prior service cost	198	189	151	(268)	(268)	(279)
Amortization of actuarial loss	4,076	4,408	5,152	836	619	587
Amortization of regulatory asset	-	-	-	137	137	137
Curtailment loss	100	-	-	27	-	-
Settlement loss	-	929	586	-	-	-
Capitalized costs	(3,645)	(3,416)	(2,721)	(700)	(508)	(363)
	5,929	8,236	10,543	2,102	1,787	1,866
Less discontinued operations	1,149	2,167	2,157	197	19	283
Net periodic benefit cost	$4,780	$6,069	$8,386	$1,905	$1,768	$1,583

The Company records the underfunded status of its pension and other post-retirement benefit plans on its consolidated balance sheets and records a regulatory asset for these costs that would otherwise be charged to stockholders' equity, as the Company anticipates recoverability of the costs through customer rates. The Company's pension and other post-retirement benefit plans were underfunded at December 31, 2011 and 2010. Changes in the plans' funded status will affect the assets and liabilities recorded on the balance sheet. Due to the Company's regulatory treatment, the recognition of the funded status is recorded as a regulatory asset pursuant to the FASB's accounting guidance for regulated operations.

The following table provides the amounts recognized in regulatory assets that have not been recognized as components of net periodic benefit cost as of December 31,:

			Other
	Pension Benefits		Post-retirement Benefits
	2011	2010	2011	2010

Net actuarial loss	$91,964	$59,718	$17,883	$13,317
Prior service cost (credit)	1,072	954	(961)	(1,229)
Transition obligation (asset)	-	-	77	208
	93,036	60,672	16,999	12,296
Less discontinued operations	8,475	4,372	1,911	836
Total recognized in regulatory assets	$84,561	$56,300	$15,088	$11,460

The estimated net actuarial loss, prior service cost and transition asset for the Company's pension plans that will be amortized in 2012 from the regulatory assets into net periodic benefit cost are $7,142, $216, and $0, respectively. The estimated net actuarial loss, prior service credit and transition obligation for the Company's other post-retirement benefit plans that will be amortized in 2012 from regulatory assets into net periodic benefit cost are $1,207, $268, and $77, respectively.

Accounting for pensions and other post-retirement benefits requires an extensive use of assumptions about the discount rate, expected return on plan assets, the rate of future compensation increases received by the Company's employees, mortality, turnover and medical costs. Each assumption is reviewed annually with assistance from the Company's actuarial consultant who provides guidance in establishing the assumptions. The assumptions are selected to represent the average expected experience over time and may differ in any one year from actual experience due to changes in capital markets and the overall economy. These differences will impact the amount of pension and other post-retirement benefit expense that the Company recognizes.

The significant assumptions related to the Company's pension and other post-retirement benefit plans are as follows:

			Other
	Pension Benefits		Post-retirement Benefits
	2011	2010	2011	2010
Weighted Average Assumptions Used
to Determine Benefit Obligations
as of December 31,
Discount rate	5.00%	5.75%	5.00%	5.75%
Rate of compensation increase	4.0-4.5%	4.0-4.5%	4.0%	4.0%

Assumed Health Care Cost Trend
Rates Used to Determine Benefit
Obligations as of December 31,
Health care cost trend rate	n/a	n/a	8.5%	9.0%
Rate to which the cost trend is assumed
to decline (the ultimate trend rate)	n/a	n/a	5.0%	5.0%
Year that the rate reaches the ultimate
trend rate	n/a	n/a	2019	2019

Weighted Average Assumptions Used
to Determine Net Periodic Benefit
Costs for Years Ended December 31,
Discount rate	5.75%	5.91%	5.75%	5.91%
Expected return on plan assets	7.75%	8.0%	5.17-7.75%	5.33-8.0%
Rate of compensation increase	4.0- 4.5% 4.0 - 4.5%		4.0%	4.0%

Assumed Health Care Cost Trend
Rates Used to Determine Net Periodic
Benefit Costs for Years Ended December 31,
Health care cost trend rate	n/a	n/a	9.0%	8.0%
Rate to which the cost trend is assumed
to decline (the ultimate trend rate)	n/a	n/a	5.0%	5.0%
Year that the rate reaches the ultimate
trend rate	n/a	n/a	2019	2016

n/a – Assumption is not applicable to pension benefits.

Assumed health-care trend rates have a significant effect on the expense and liabilities for other post-retirement benefit plans. The health care trend rate is based on historical rates and expected market conditions. A one-percentage point change in the assumed health-care cost trend rates would have the following effects:

	1-Percentage-	1-Percentage-
	Point	Point
	Increase	Decrease
Effect on the health-care component of the
accrued other post-retirement benefit
obligation	$3,303	$(2,828)
Effect on aggregate service and interest cost
components of net periodic post-retirement
health-care benefit cost	$199	$(169)

The Company's discount rate assumption was determined by selecting a hypothetical portfolio of high quality corporate bonds appropriate to provide for the projected benefit payments of the plan. The selected bond portfolio was derived from a universe of Aa-graded corporate bonds, all of which were noncallable (or callable with make-whole provisions), and have at least $50,000 in outstanding value. The discount rate was then developed as the single rate that equates the market value of the bonds purchased to the discounted value of the plan's benefit payments. The Company's pension expense and liability (benefit obligations) increases as the discount rate is reduced. A 25 basis-point reduction in this assumption would have increased 2011 pension expense by $793 and the pension liabilities by $8,742.

The Company's expected return on assets is determined by evaluating the asset class return expectations with its advisors as well as actual, long-term, historical results of our asset returns. The Company's market related value of plan assets is equal to the fair value of the plan assets as of the last day of its fiscal year, and is a determinant for the expected return on assets which is a component of net pension expense. The Company's pension expense increases as the expected return on assets decreases. A 25 basis-point reduction in this assumption would have increased 2011 pension expense by $418. For 2011, the Company used a 7.75% expected return on assets assumption which will remain unchanged for 2012. The Company believes its actual long-term asset allocation on average will approximate the targeted allocation. The Company's investment strategy is to earn a reasonable rate of return while maintaining risk at acceptable levels through the diversification of investments across and within various asset categories. Investment returns are compared to benchmarks that include the S&P 500 Index, the Barclays Capital Intermediate Government/Credit Index, and a combination of the two indices. The Pension Committee meets semi-annually to review plan investments and management monitors investment performance quarterly through a performance report prepared by an external consulting firm.

The Company's pension plan asset allocation and the target allocation by asset class are as follows:

	2012		Percentage of Plan
	Target		Assets at December 31,
	Allocation		2011	2010
Asset Class:
Equity securities	50t	o 75%	66%	70%
Debt securities	25t	o 50%	24%	24%
Cash	0%		10%	6%
Total	100%		100%	100%

The fair value of the Company's pension plans' assets at December 31, 2011 by asset class are as follows:

Asset Class:	Total	Level 1	Level 2	Level 3
Equity securities (a)
Common stocks	$106,380	$106,380	$-	$-
Mutual funds	3,604	3,604	-	-
Debt securities (b)
U.S. Treasury and government
agency bonds	14,631	-	14,631	-
Corporate and foreign bonds	9,682	-	9,682	-
Mutual funds	15,490	15,490	-	-
Cash (c)	15,832	-	15,832	-
Total pension assets	$165,619	$125,474	$40,145	$-

The fair value of the Company's pension plans' assets at December 31, 2010 by asset class are as follows:

Asset Class:	Total	Level 1	Level 2	Level 3
Equity securities (a)
Common stocks	$100,913	$100,913	$-	$-
Mutual funds	10,746	10,746	-	-
Debt securities (b)
U.S. Treasury and government
agency bonds	12,807	-	12,807	-
Corporate and foreign bonds	11,171	-	11,171	-
Mutual funds	14,045	14,045	-	-
Cash (c)	9,469	-	9,469	-
Total pension assets	$159,151	$125,704	$33,447	$-

(a)	Investments in common stocks are valued using unadjusted quoted prices obtained from active markets. Investments in mutual funds, which invest in common stocks, are valued using the net asset value per unit as obtained from quoted market prices for the mutual funds.
(b)	Investments in U.S. Treasury and government agency bonds and corporate and foreign bonds are valued by a pricing service which utilizes pricing models that incorporate available trade, bid, and other market information to value the fixed income securities. Investments in mutual funds, which invest in bonds, are valued using the net asset value per unit as obtained from quoted market prices for the mutual fund.
(c)	Cash is comprised of money market funds, which are valued utilizing the net asset value per unit based on the fair value of the underlying assets as determined by the fund's investment managers.

Equity securities include Aqua America, Inc. common stock in the amounts of $10,610 or 6.4% and $10,496 or 6.6% of total pension plans' assets as of December 31, 2011 and 2010, respectively.

The changes in the fair value for the pension assets valued using significant unobservable inputs (Level 3) for the years ended December 31, 2011 and 2010 was due to the following:

	2011	2010
Balance at January 1,	$-	$1,271
Actual return on plan assets:
Relating to assets still held at the reporting date	-	-
Relating to assets sold during the period	-	7
Purchases, sales, and settlements	-	(1,278)
Transfers to / from level 3	-	-
Balance at December 31,	$-	$-

The asset allocation for the Company's other post-retirement benefit plans and the target allocation by asset class are as follows:

	2012		Percentage of Plan
	Target		Assets at December 31,
	Allocation		2011	2010
Asset Class:
Equity securities	50 to	75%	56%	60%
Debt securities	25 to	50%	34%	33%
Cash	0%		10%	7%
Total	100%		100%	100%

The fair value of the Company's other post-retirement benefit plans' assets at December 31, 2011 by asset class are as follows:

Asset Class:	Total	Level 1	Level 2	Level 3
Equity securities (a)
Common stocks	$11,311	$11,311	$-	$-
Mutual funds	6,190	6,190	-	-
Debt securities (b)
U.S. Treasury and government
agency bonds	4,653	-	4,653	-
Corporate and foreign bonds	4,462	-	4,462	-
Mutual funds	1,347	1,347	-	-
Cash (c)	3,095	-	3,095	-
Total other post-retirement assets	$31,058	$18,848	$12,210	$-

The fair value of the Company's other post-retirement benefit plans' assets at December 31, 2010 by asset class are as follows:

Asset Class:	Total	Level 1	Level 2	Level 3
Equity securities (a)
Common stocks	$11,424	$11,424	$-	$-
Mutual funds	6,320	6,320	-	-
Debt securities (b)
U.S. Treasury and government
agency bonds	4,751	-	4,751	-
Corporate and foreign bonds	3,972	-	3,972	-
Mutual funds	1,100	1,100		-
Cash (c)	2,106	-	2,106	-
Total other post-retirement assets	$29,673	$18,844	$10,829	$-

(a)	Investments in common stocks are valued using unadjusted quoted prices obtained from active markets. Investments in mutual funds, which invest in common stocks, are valued using the net asset value per unit as obtained from quoted market prices for the mutual funds.
(b)	Investments in U.S. Treasury and government agency bonds and corporate and foreign bonds are valued by a pricing service which utilizes pricing models that incorporate available trade, bid, and other market information to value the fixed income securities. Investments in mutual funds, which invest in bonds, are valued using the net asset value per unit as obtained from quoted market prices for the mutual fund.
(c)	Cash is comprised of money market funds, which are valued utilizing the net asset value per unit based on the fair value of the underlying assets as determined by the fund's investment managers.

Funding requirements for qualified defined benefit pension plans are determined by government regulations and not by accounting pronouncements. In accordance with funding rules and the Company's funding policy, during 2012 our pension contribution is expected to be approximately $19,306. The Company's funding of its PBOP cost during 2012 is expected to approximate $2,912.

The Company has 401(k) savings plans that cover substantially all employees. The Company makes matching contributions that are initially invested in Aqua America, Inc. common stock based on a percentage of an employee's contribution, subject to certain limitations. Participants may diversify their Company matching account balances into other investments offered under the 401(k) savings plans. The Company's matching contribution and annual profit-sharing contribution, recorded as compensation expense, was $2,631, $2,155, and $2,095, for the years ended December 31, 2011, 2010, and 2009, respectively.

Water And Wastewater Rates	12 Months Ended
Dec. 31, 2011
Water And Wastewater Rates [Abstract]
Water And Wastewater Rates

Note 16 – Water and Wastewater Rates

On November 17, 2011 the Company's operating subsidiary in Pennsylvania filed an application with the Pennsylvania Public Utility Commission ("PAPUC") designed to increase water rates by $38,600 or 9.40% on an annual basis. The Company anticipates a final order to be issued by August 2012.

On June 17, 2010, the PAPUC granted the Company's operating subsidiary in Pennsylvania a water rate increase designed to increase total operating revenues by $23,600, on an annualized basis. The rates in effect at the time of the filing included $24,256 in Distribution System Improvement Charges ("DSIC") or 7.5% above prior base rates. Consequently, the total base rates increased by $47,856 since the last base rate increase and the DSIC was reset to zero.

In October 2010, the Company's operating subsidiary in Texas began to bill interim rates for one of its divisions in accordance with authorization from the Texas Commission on Environmental Quality ("TCEQ"). The additional revenue billed and collected prior to the TCEQ's final ruling is subject to refund based on the outcome of the rate case. The rate case is expected to conclude with the issuance of an order in the second quarter of 2012. However, based on the Company's review of the rate proceeding during the third quarter of 2011, a revenue reserve was removed and additional operating revenues were recognized of $3,098. As of December 31, 2011, to date we have recognized $7,735 of revenue that is subject to refund based on the outcome of the final commission order. Based on the Company's review of the present circumstances, a reserve is not considered necessary for the revenue recognized to date.

The Company's operating subsidiaries, excluding the Pennsylvania water award discussed above, were allowed annual rate increases of $6,311 in 2011, $15,055 in 2010, and $15,595 in 2009, represented by twelve, twelve, and six rate decisions, respectively. Revenues from these increases realized in the year of grant were approximately $3,312, $4,261, and $11,366 in 2011, 2010, and 2009, respectively.

Five states in which the Company operates permit water utilities, and in two states wastewater utilities, to add a surcharge to their water or wastewater bills to offset the additional depreciation and capital costs related to infrastructure system replacement and rehabilitation projects completed and placed into service between base rate filings. Currently, Pennsylvania, Illinois, Ohio, New York, and Indiana allow for the use of infrastructure rehabilitation surcharges, and in New Jersey, regulators have proposed a rulemaking to implement an infrastructure rehabilitation surcharge in 2012. These surcharge mechanisms typically adjust periodically based on additional qualified capital expenditures completed or anticipated in a future period. The infrastructure rehabilitation surcharge is capped as a percentage of base rates, generally at 5% to 9% of base rates, and is reset to zero when new base rates that reflect the costs of those additions become effective or when a utility's earnings exceed a regulatory benchmark. Infrastructure rehabilitation surcharges provided revenues in 2011, 2010, and 2009 of $15,937, $14,043, and $16,448, respectively.

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information

Note 17 – Segment Information

The Company has thirteen operating segments and one reportable segment. The Regulated segment, the Company's single reportable segment, is comprised of twelve operating segments representing our water and wastewater regulated utility companies which are organized by the states where we provide water and wastewater services. These operating segments are aggregated into one reportable segment since each of these operating segments has the following similarities: economic characteristics, nature of services, production processes, customers, water distribution or wastewater collection methods, and the nature of the regulatory environment.

One operating segment is included within the other category below. This segment is not quantitatively significant and is comprised of the Company's businesses that provide sludge hauling, septage and grease services, backflow prevention services, and certain other non-regulated water and wastewater services. In addition to this segment, other is comprised of other business activities not included in the reportable segment, including corporate costs that have not been allocated to the Regulated segment and intersegment eliminations. Corporate costs include certain general and administrative expenses, and interest expense.

The following table presents information about the Company's reportable segment:

	As of or For theYear Ended			As of or For the Year Ended
	December 31, 2011			December 31, 2010
		Other and			Other and
	Regulated Eliminations Consolidated Regulated Eliminations Consolidated

Operating revenues	$699,592	$12,364	$711,956	$672,020	$11,418	$683,438
Operations and maintenance expense	258,236	12,280	270,516	253,005	11,642	264,647
Depreciation	108,166	(1,495)	106,671	105,571	(1,264)	104,307
Operating income	286,046	(236)	285,810	260,905	(558)	260,347
Interest expense, net of AFUDC	66,322	4,284	70,606	64,538	3,990	68,528
Income tax	73,185	(2,094)	71,091	77,435	(1,266)	76,169
Income(loss) fromcontinuing operations	146,771	(2,009)	144,762	119,340	(1,143)	118,197
Capital expenditures	329,210	1,375	330,585	315,977	408	316,385
Total assets	4,186,639	161,781	4,348,420	3,989,926	82,540	4,072,466
Goodwill	22,823	4,121	26,944	23,797	4,121	27,918

	As of or For theYear Ended
	December 31, 2009
		Other and
	Regulated	Eliminations Consolidated

Operating revenues	$621,808	$11,484	$633,292
Operations and maintenance expense	243,724	10,611	254,335
Depreciation	100,941	(1,517)	99,424
Operating income	229,237	(957)	228,280
Interest expense, net of AFUDC	63,268	452	63,720
Income tax	65,484	(610)	64,874
Income from continuing operations	100,923	(773)	100,150
Capital expenditures	271,815	1,344	273,159
Total assets	3,674,194	75,668	3,749,862
Goodwill	26,736	4,121	30,857

Selected Quarterly Financial Data (Unaudited) Aqua America, Inc.
and Subsidiaries
(In thousands of dollars, except per share amounts)

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter	Year
2011
Operating revenues	$163,615	$178,313	$197,328	$172,700	$711,956
Operations and maintenance expense	63,731	66,765	70,039	69,981	270,516
Operating income	60,920	72,623	87,759	64,508	285,810
Income from continuing operations	30,646	36,595	45,516	32,005	144,762
(Loss) income from discontinuing operations	(295)	995	(4,393)	2,000	(1,693)
Net income attributable to common shareholders	30,351	37,590	41,123	34,005	143,069
Basic income from continuing operations per common share	0.22	0.26	0.33	0.23	1.05
Diluted income from continuing operations per common share	0.22	0.26	0.33	0.23	1.04
Basic (loss) income from discontinuing operations per common share	0.00	0.01	(0.03)	0.01	(0.01)
Diluted (loss) income from discontinuing operations per common share	0.00	0.01	(0.03)	0.01	(0.01)
Basic net income per common share	0.22	0.27	0.30	0.25	1.04
Diluted net income per common share	0.22	0.27	0.30	0.24	1.03
Dividend paid per common share	0.155	0.155	0.155	0.165	0.630
Dividend declared per common share	0.155	0.155	0.320	-	0.630
Price range of common stock
- high	23.79	23.28	22.74	22.52	23.79
- low	21.56	21.03	19.28	20.16	19.28

2010
Operating revenues	$152,793	$168,733	$193,477	$168,435	$683,438
Operations and maintenance expense	63,909	65,432	68,842	66,464	264,647
Operating income	50,303	64,088	83,389	62,567	260,347
Income from continuing operations	21,609	28,894	40,370	27,324	118,197
(Loss) income from discontinuing operations	(98)	961	3,381	1,534	5,778
Net income attributable to common shareholders	21,511	29,855	43,751	28,858	123,975
Basic income from continuing operations per common share	0.16	0.21	0.29	0.20	0.86
Diluted income from continuing operations per common share	0.16	0.21	0.29	0.20	0.86
Basic (loss) income from discontinuing operations per common share	0.00	0.01	0.02	0.01	0.04
Diluted (loss) income from discontinuing operations per common share	0.00	0.01	0.02	0.01	0.04
Basic net income per common share	0.16	0.22	0.32	0.21	0.91
Diluted net income per common share	0.16	0.22	0.32	0.21	0.90
Dividend paid per common share	0.145	0.145	0.145	0.155	0.590
Dividend declared per common share	0.145	0.145	0.300	-	0.590
Price range of common stock
- high	17.88	18.73	20.99	22.97	22.97
- low	16.45	16.52	17.38	20.20	16.45

High and low prices of the Company's common stock are as reported on the New York Stock Exchange Composite Tape. The cash dividend paid in December 2011 of $0.165 was declared in August 2011, and the cash dividend paid in December 2010 of $0.155 was declared in August 2010.

Summary of Selected Financial Data (Unaudited) Aqua America, Inc. and Subsidiaries
(in thousands of dollars, except per share amounts)

Years ended December 31,	2011	2010	2009	2008	2007
PER COMMON SHARE:
Income from continuing operations
Basic	1.05	0.86	0.74	0.70	0.68
Diluted	1.04	0.86	0.74	0.69	0.67
(Loss) income from discontinuing operations
Basic	(0.01)	0.04	0.03	0.03	0.04
Diluted	(0.01)	0.04	0.03	0.03	0.04
Net income
Basic	$1.04	$0.91	$0.77	$0.73	$0.72
Diluted	1.03	0.90	0.77	0.73	0.71
Cash dividends declared and paid	0.63	0.59	0.55	0.51	0.48
Return on average Aqua America stockholders' equity	11.8%	10.9%	9.6%	9.6%	10.0%
Book value at year end	$9.01	$8.52	$8.12	$7.82	$7.32
Market value at year end	22.05	22.48	17.51	20.59	21.20
INCOME STATEMENT HIGHLIGHTS:
Operating revenues	$711,956	$683,438	$633,292	$589,901	$566,470
Depreciation and amortization	111,942	116,122	111,111	90,558	84,442
Interest expense, net (a)	77,802	73,391	66,343	66,055	64,232
Income from continuing operations before income taxes	215,853	194,366	165,024	155,351	147,163
Provision for income taxes	71,091	76,169	64,874	61,783	57,276
Income from continuing operations	144,762	118,197	100,150	93,568	89,887
(Loss) income from discontinuing operations	(1,693)	5,778	4,203	4,350	5,127
Net income attributable to common shareholders	143,069	123,975	104,353	97,918	95,014
BALANCE SHEET HIGHLIGHTS:
Total assets	$4,348,420	$4,072,466	$3,749,862	$3,486,339	$3,216,136
Property, plant and equipment, net	3,612,926	3,357,357	3,109,788	2,887,574	2,688,083
Aqua America stockholders' equity	1,251,313	1,174,254	1,108,904	1,058,446	976,298
Long-term debt, including current portion	1,475,886	1,519,457	1,404,930	1,217,815	1,201,308
Total debt	1,583,657	1,609,125	1,432,361	1,297,349	1,257,996
ADDITIONAL INFORMATION:
Operating cash flows from continuing operations	$357,621	$253,443	$252,542	$214,950	$183,678
Capital additions	330,585	316,385	273,159	259,646	232,410
Net cash expended for acquisitions
of utility systems and other	8,515	8,625	3,373	14,659	24,562
Dividends on common stock	87,133	80,907	74,729	68,504	63,763
Number of utility customers served (b) (c)	966,136	962,970	953,437	945,540	949,378
Number of shareholders of common stock	26,744	27,274	27,984	28,565	28,286
Common shares outstanding (000)	138,815	137,776	136,486	135,370	133,400
Employees (full-time) (c)	1,615	1,632	1,632	1,638	1,585

(a)	Net of allowance for funds used during construction and interest income.
(b)	2008 was impacted by the loss of 22,519 utility customers associated with two utility systems disposed of.
(c)	Includes continuing and discontinued operations.

Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Nature Of Operations

Nature of Operations Aqua America, Inc. ("Aqua America" or the "Company") is the holding company for regulated utilities providing water or wastewater services in Pennsylvania, Texas, North Carolina, Ohio, Illinois, New Jersey, New York, Florida, Indiana, Virginia, Maine, and Georgia. Our largest operating subsidiary, Aqua Pennsylvania, Inc., accounted for approximately 56% of our operating revenues for 2011 and provided water or wastewater services to customers in the suburban areas north and west of the City of Philadelphia and in 25 other counties in Pennsylvania. The Company's other subsidiaries provide similar services in 11 other states. In addition, the Company provides water and wastewater services through operating and maintenance contracts with municipal authorities and other parties close to our utility companies' service territories as well as sludge hauling, septage and grease services, backflow prevention services, and certain other non-regulated water and wastewater services.

In December 2010, the Company entered into definitive agreements to purchase all of American Water Works Company, Inc's regulated water and wastewater operations in Texas, which serves approximately 5,300 customers, and to sell the Company's regulated water and wastewater operations in Missouri, which served approximately 3,900 customers, to American Water Works Company, Inc. The sale of our regulated utility operations in Missouri closed in May 2011, concluding our regulated utility operations in Missouri, and in June 2011, we completed our acquisition of American Water Works Company, Inc's regulated operations in Texas.

In July 2011, the Company entered into a definitive agreement to sell its operations in Maine, which served approximately 16,000 customers, to Connecticut Water Service, Inc. The sale of our regulated water operations in Maine closed on January 1, 2012, concluding the Company's operations in Maine. Also, in July 2011, the Company entered into a definitive agreement to purchase all of American Water Works Company, Inc's regulated water and wastewater operations in Ohio (the "Ohio acquisition"), which serves approximately 57,000 customers, and to simultaneously sell our operations in New York, which serves approximately 51,000 customers. This transaction is conditioned, among other things, on the receipt of regulatory approvals, and is expected to close in the first half of 2012. In February 2012, the Public Utilities Commission of Ohio approved the Company's purchase in Ohio. The completion of this transaction will conclude our operations in New York. The operating results, cash flows, and financial position of the Company's New York and Maine subsidiaries have been presented in the Company's consolidated financial statements as discontinued operations. Unless specifically noted, the financial information presented in the notes to consolidated financial statements reflects the Company's continuing operations.

The company has identified thirteen operating segments and has one reportable segment named the Regulated segment. The reportable segment is comprised of twelve operating segments for our water and wastewater regulated utility companies which are organized by the states where we provide these services. These operating segments are aggregated into one reportable segment since each of the Company's operating segments has the following similarities: economic characteristics, nature of services, production processes, customers, water distribution or wastewater collection methods, and the nature of the regulatory environment. In addition, one operating segment is not quantitatively significant to be reportable and is comprised of the businesses that provide sludge hauling, septage and grease services, backflow prevention services, and certain other non-regulated water and wastewater services. This segment is included as a component of "other," in addition to corporate costs that have not been allocated to the Regulated segment and intersegment eliminations.

Regulation

Regulation Most of the operating companies that are regulated public utilities are subject to regulation by the regulatory commissions of the states in which they operate. The respective regulatory commissions have jurisdiction with respect to rates, service, accounting procedures, issuance of securities, acquisitions and other matters. Some of the operating companies that are regulated public utilities are subject to rate regulation by county or city government. Regulated public utilities follow the Financial Accounting Standards Board's (FASB) accounting guidance for regulated operations, which provides for the recognition of regulatory assets and liabilities as allowed by regulators for costs or credits that are reflected in current rates or are considered probable of being included in future rates. The regulatory assets or liabilities are then relieved as the cost or credit is reflected in rates.

Use Of Estimates In Preparation Of Consolidated Financial Statements

Use of Estimates in Preparation of Consolidated Financial Statements The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Basis Of Presentation

Basis of Presentation – The consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated. Certain prior period amounts have been reclassified, including reporting discontinued operations (see Note 3), to conform to the current period presentation.

Recognition Of Revenues

Recognition of Revenues Revenues include amounts billed to customers on a cycle basis and unbilled amounts based on estimated usage from the latest billing to the end of the accounting period. Non-regulated revenues are recognized when services are performed and are primarily associated with septage services, and operating and maintenance contracts. The Company's Regulated segment includes non-regulated revenues that totaled $10,906 in 2011, $11,262 in 2010, and $11,841 in 2009. In addition to the non-regulated revenues included in the Regulated segment operating revenues, the Company has other non-regulated revenues of $12,512 in 2011, $11,565 in 2010, and $11,634 in 2009.

Property, Plant And Equipment And Depreciation

Property, Plant and Equipment and Depreciation Property, plant and equipment consist primarily of utility plant. The cost of additions includes contracted cost, direct labor and fringe benefits, materials, overheads and, for certain utility plant, allowance for funds used during construction. Water systems acquired are recorded at estimated original cost of utility plant when first devoted to utility service and the applicable depreciation is recorded to accumulated depreciation. The difference between the estimated original cost, less applicable accumulated depreciation, and the purchase price is recorded as an acquisition adjustment within utility plant as permitted by the applicable regulatory jurisdiction. At December 31, 2011, utility plant includes a net credit acquisition adjustment of $38,240, which is generally being amortized from 2 to 20 years, except where not permitted or appropriate. Amortization of the acquisition adjustments totaled $3,150 in 2011, $3,460 in 2010, and $3,176 in 2009.

Utility expenditures for maintenance and repairs, including major maintenance projects and minor renewals and betterments, are charged to operating expenses when incurred in accordance with the system of accounts prescribed by the regulatory commissions of the states in which the company operates. The cost of new units of property and betterments are capitalized. Utility expenditures for water main cleaning and relining of pipes are deferred and recorded in net property, plant and equipment in accordance with the FASB's accounting guidance for regulated operations. As of December 31, 2011, $17,267 of these costs have been incurred since the last rate proceeding and the Company expects to recover these costs in future rates.

The cost of software upgrades and enhancements are capitalized if they result in added functionality which enable the software to perform tasks it was previously incapable of performing. Certain information technology costs associated with major system installations, conversions and improvements, such as software training, data conversion and business process reengineering costs, are deferred as a regulatory asset if the Company expects to recover these costs in future rates. If these costs are not deferred, then these costs are charged to operating expenses when incurred. As of December 31, 2011, $13,668 of these costs have been deferred, since the last rate proceeding, as a regulatory asset, and the deferral is reported as a component of net property, plant and equipment.

When units of utility property are replaced, retired or abandoned, the recorded value thereof is credited to the asset account and such value, together with the net cost of removal, is charged to accumulated depreciation. To the extent the Company recovers cost of removal or other retirement costs through rates after the retirement costs are incurred, a regulatory asset is recorded. In some cases, the Company recovers retirement costs through rates during the life of the associated asset and before the costs are incurred. These amounts result in a regulatory liability being reported based on the amounts previously recovered through customer rates.

The straight-line remaining life method is used to compute depreciation on utility plant. Generally, the straight-line method is used with respect to transportation and mechanical equipment, office equipment and laboratory equipment.

Long-lived assets of the Company, which consist primarily of Utility Plant in Service and regulatory assets, are reviewed for impairment when changes in circumstances or events occur. There has been no change in circumstances or events that have occurred that require adjustments to the carrying values of these assets.

Allowance For Funds Used During Construction

Allowance for Funds Used During Construction The allowance for funds used during construction ("AFUDC") represents the capitalized cost of funds used to finance the construction of utility plant. In general, AFUDC is applied to construction projects requiring more than one month to complete. No AFUDC is applied to projects funded by customer advances for construction, contributions in aid of construction, or certain state-revolving fund loans. AFUDC includes the net cost of borrowed funds and a rate of return on other funds when used, and is recovered through water rates as the utility plant is depreciated. The amount of AFUDC related to equity funds in 2011 was $352, and was $0 for 2010 and 2009, respectively. No interest was capitalized by our non-regulated businesses.

Cash And Cash Equivalents

Cash and Cash Equivalents The Company considers all highly liquid investments with an original maturity of three months or less, which are not restricted for construction activity, to be cash equivalents.

The Company had a book overdraft for certain of its disbursement cash accounts of $22,810 and $8,307 at December 31, 2011 and 2010, respectively. A book overdraft represents transactions that have not cleared the bank accounts at the end of the period. The Company transfers cash on an as-needed basis to fund these items as they clear the bank in subsequent periods. The balance of the book overdraft is reported as accounts payable and the change in the book overdraft balance is reported as cash flows from financing activities.

Accounts Receivable

Accounts Receivable Accounts receivable are recorded at the invoiced amounts. The allowance for doubtful accounts is the Company's best estimate of the amount of probable credit losses in our existing accounts receivable, and is determined based on historical write-off experience and the aging of account balances. The Company reviews the allowance for doubtful accounts quarterly. Account balances are written off against the allowance when it is probable the receivable will not be recovered. When utility customers request extended payment terms, credit is extended based on regulatory guidelines, and collateral is not required.

Regulatory Assets, Deferred Charges And Other Assets

Regulatory Assets, Deferred Charges and Other Assets Deferred charges and other assets consist of financing expenses, other costs and marketable securities. Deferred bond issuance expenses are amortized over the life of the related issues. Call premiums related to the early redemption of long-term debt, along with the unamortized balance of the related issuance expense, are deferred and amortized over the life of the long-term debt used to fund the redemption as the Company has received or expects to receive rate recovery of these costs. Other costs, for which the Company has received or expects to receive prospective rate recovery, are deferred as a regulatory asset and amortized over the period of rate recovery in accordance with the FASB's accounting guidance for regulated operations. See Note – 6 Regulatory Assets and Liabilities for further information regarding the Company's regulatory assets.

Marketable securities are considered "available-for-sale" and accordingly, are carried on the balance sheet at fair market value. Unrecognized gains are included in other comprehensive income.

Funds Restricted For Construction Activity

Funds Restricted for Construction Activity The proceeds received from certain financings for construction and capital improvement of utility facilities are held in escrow until the designated expenditures are incurred. These amounts are reported as funds restricted for construction activity and are expected to be released over time as the capital projects are funded.

Goodwill

Goodwill Goodwill represents the excess cost over the fair value of net tangible and identifiable intangible assets acquired through acquisitions. Goodwill is not amortized but is tested for impairment annually, or more often, if circumstances indicate a possible impairment may exist. The Company tested the goodwill attributable to each of our reporting units for impairment as of July 31, 2011, in conjunction with the timing of our annual strategic business plan, and concluded that the estimated fair value of each reporting unit was substantially in excess of the reporting unit's respective carrying amounts, indicating that none of the Company's goodwill was impaired. The following table summarizes the changes in the Company's goodwill:

	Regulated
	Segment	Other	Consolidated

Balance at December 31, 2009	$26,736	$4,121	$30,857
Goodwill acquired during year	432	-	432
Reclassifications to utility plant
acquisition adjustment	(1,722)	-	(1,722)
Other	(1,649)	-	(1,649)
Balance at December 31, 2010	23,797	4,121	27,918
Goodwill acquired during year	1,531	-	1,531
Reclassifications to utility plant			-
acquisition adjustment	(1,573)	-	(1,573)
Other	(932)	-	(932)
Balance at December 31, 2011	$22,823	$4,121	$26,944

Included within the Company's discontinued operations as of December 31, 2011 and 2010 is $12,316 of goodwill, respectively.

The reclassification of goodwill to utility plant acquisition adjustment results from a mechanism approved by the applicable regulatory commission. The mechanism provides for the transfer over time, and the recovery through customer rates, of goodwill associated with certain acquisitions upon achieving certain objectives. The reclassification of goodwill to discontinued operations represents goodwill associated with the Company's New York operations held for sale.

Income Taxes

Income Taxes The Company accounts for certain income and expense items in different time periods for financial and tax reporting purposes. Deferred income taxes are provided on the temporary differences between the tax basis of the assets and liabilities, and the amounts at which they are carried in the consolidated financial statements. The income tax effect of temporary differences not allowed currently in rates is recorded as deferred taxes with an offsetting regulatory asset or liability. These deferred income taxes are based on the enacted tax rates expected to be in effect when such temporary differences are projected to reverse. Valuation allowances are established when necessary to reduce deferred tax assets to the amount more likely than not to be realized. Investment tax credits are deferred and amortized over the estimated useful lives of the related properties. Judgment is required in evaluating the Company's Federal and state tax positions. Despite management's belief that the Company's tax return positions are fully supportable, the Company may establish reserves when it believes that certain tax positions are likely to be challenged and it may not fully prevail in these challenges. The Company's provision for income taxes includes interest, penalties and if the need arises reserves for uncertain tax positions.

Customers' Advances For Construction And Contributions in Aid Of Construction

Customers' Advances for Construction and Contributions in Aid of Construction Water mains, other utility property or, in some instances, cash advances to reimburse the Company for its costs to construct water mains or other utility property, are contributed to the Company by customers, real estate developers and builders in order to extend utility service to their properties. The value of these contributions is recorded as customers' advances for construction. Non-cash property, in the form of water mains and wastewater systems, has been received, generally from developers, as advances or contributions of $20,823, $16,523, and $49,957 in 2011, 2010, and 2009, respectively. Over time, the amount of non-cash contributed property will vary based on the timing of the contribution of the non-cash property and the volume of non-cash contributed property received in connection with development in our service territories. The Company makes refunds on these advances over a specific period of time based on operating revenues related to the property, or as new customers are connected to and take service from the main. After all refunds are made, any remaining balance is transferred to contributions in aid of construction. Contributions in aid of construction include direct non-refundable contributions and the portion of customers' advances for construction that become non-refundable.

Contributed property is generally not depreciated for rate-making purposes as certain states' regulatory guidelines provide that contributions in aid of construction received must remain on the Company's consolidated balance sheet indefinitely. Based on regulatory conventions in other states where the Company operates, certain of the subsidiaries do depreciate contributed property and amortize contributions in aid of construction at the composite rate of the related property. Contributions in aid of construction and customers' advances for construction are deducted from the Company's rate base for rate-making purposes, and therefore, no return is earned on contributed property.

Inventories, Materials And Supplies	Inventories, Materials and Supplies Inventories are stated at cost. Cost is principally determined using the first-in, first-out method.
Stock-Based Compensation

Stock-Based Compensation The Company records compensation expense in the financial statements for stock-based awards based on the grant date fair value of those awards. Stock-based compensation expense includes an estimate for pre-vesting forfeitures and is recognized over the requisite service periods of the awards on a straight-line basis, which is generally commensurate with the vesting term.

Fair Value Measurements

Fair Value Measurements – The Company follows the FASB's accounting guidance for fair value measurements and disclosures, which defines fair value and establishes a framework for using fair value to measure assets and liabilities. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

  Level 1: unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access;
  Level 2: inputs other than Level 1 that are observable, either directly or indirectly, such as quoted market prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in non-active markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or
  Level 3: inputs that are unobservable and significant to the fair value measurement.

The asset's or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs. There have been no changes in the valuation techniques used to measure fair value for the years ended December 31, 2011 and 2010.

Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Changes In Goodwill

	Regulated
	Segment	Other	Consolidated

Balance at December 31, 2009	$26,736	$4,121	$30,857
Goodwill acquired during year	432	-	432
Reclassifications to utility plant
acquisition adjustment	(1,722)	-	(1,722)
Other	(1,649)	-	(1,649)
Balance at December 31, 2010	23,797	4,121	27,918
Goodwill acquired during year	1,531	-	1,531
Reclassifications to utility plant			-
acquisition adjustment	(1,573)	-	(1,573)
Other	(932)	-	(932)
Balance at December 31, 2011	$22,823	$4,121	$26,944

Discontinued Operations And Other Dispositions (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations And Other Dispositions [Abstract]
Summary Of Discontinued Operations Presented In Consolidated Statements Of Income And Comprehensive Income

	Years Ended
	December 31,
	2011		2010	2009
Operating revenues	$42,726		$42,634	$37,247
Total operating expenses	29,963		30,905	28,068
Operating income	12,763		11,729	9,179
Estimated loss on disposition	1,254		-	-
Other expenses, net	2,289		2,026	2,008
Income from discontinued operations before income taxes	9,220		9,703	7,171
Provision for income taxes	10,913		3,925	2,968
(Loss) income from discontinued operations	$(1,693	) $	5,778	$4,203

Schedule Of Disposal Groups Including Discontinued Operations

	December 31,
	2011	2010
Property, plant and equipment, at cost	$169,527	$165,935
Less: accumulated depreciation	56,711	55,492
Net property, plant and equipment	112,816	110,443
Current assets	10,423	8,858
Regulatory assets	34,396	29,399
Goodwill	12,316	12,316
Other assets	2,287	2,483
Assets of discontinued operations held for sale	172,238	163,499

Long-term debt, excluding current portion	40,326	40,606
Current liabilities	7,088	4,039
Deferred income taxes and investment tax credits	23,570	22,407
Contributions in aid of construction	9,967	9,656
Other liabilities	33,928	26,891
Liabilities of discontinued operations held for sale	114,879	103,599

Net assets	$57,359	$59,900

Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant And Equipment [Abstract]
Schedule Of Property, Plant And Equipment
Note 4 – Property, Plant and Equipment
	December 31,		Approximate range
	2011	2010	of remaining lives
Utility plant and equipment:
Mains and accessories	$2,060,650	$1,884,896	25 to 97 years
Services, hydrants, treatment
plants and reservoirs	1,254,870	1,162,314	5 to 88 years
Operations structures and water tanks	229,295	216,342	13 to 70 years
Miscellaneous pumping and
purification equipment	577,472	553,351	5 to 90 years
Meters, data processing, transportation
and operating equipment	571,525	544,531	4 to 88 years
Land and other non-depreciable assets	88,696	107,430	-
Utility plant and equipment	4,782,508	4,468,864
Utility construction work in progress	65,079	54,228	-
Net utility plant acquisition adjustment	(39,367)	(41,447)	0 to 20 years
Non-utility plant and equipment	9,435	6,550	0 to 21 years
	4,817,655	4,488,195
Less discontinued operations	169,527	165,935
Total property, plant and equipment	$4,648,128	$4,322,260

Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2011
Accounts Receivable [Abstract]
Net Accounts Receivable
Note 5 – Accounts Receivable
	December 31,
	2011	2010

Billed utility revenue	$52,554	$53,314
Unbilled utility revenue	34,346	34,490
Other	8,105	3,120
	95,005	90,924
Less allowance for doubtful accounts	4,896	5,043
	90,109	85,881
Less discontinued operations, net	9,053	7,711
Net accounts receivable	$81,056	$78,170

Allowance For Doubtful Accounts

	2011	2010	2009

Balance at January 1,	$5,043	$5,662	$6,356
Amounts charged to expense	5,189	4,821	5,924
Accounts written off	(6,461)	(6,475)	(7,832)
Recoveries of accounts written off	1,125	1,035	1,214
	4,896	5,043	5,662
Less discontinued operations	337	526	595
Balance at December 31,	$4,559	$4,517	$5,067

Regulatory Assets And Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Regulatory Assets And Liabilities [Abstract]
Components Of Regulatory Assets And Liabilities

	December 31,		December 31,
	2011		2010
	Regulatory Regulatory		Regulatory Regulatory
	Assets	Liabilities	Assets	Liabilities

Income taxes	$105,070	$1,881	$78,203	$1,928
Utility plant retirement costs	21,975	16,828	27,720	14,969
Postretirement benefits	132,038	25,365	93,338	18,009
Water tank painting	4,653	-	4,731	-
Fair value adjustment of long-term
debt assumed in acquisition	1,540	162	1,751	236
Rate case filing expenses & other	11,412	3,352	11,633	779
	276,688	47,588	217,376	35,921
Less discontinued operations	34,396	6,244	29,399	2,490
	$242,292	$41,344	$187,977	$33,431

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Schedule Of Provision For Income Taxes

	Years Ended December 31,
	2011		2010	2009
Current:
Federal	$(1,207	) $	(8,123)	$11,081
State	(1,844)		12,292	10,072
	(3,051)		4,169	21,153
Deferred:
Federal	78,399		70,322	42,336
State	(4,257)		1,678	1,385
	74,142		72,000	43,721

Total tax expense	$71,091		$76,169	$64,874

Schedule Of Reasons For Differences Between Statutory Federal Income Tax Rate To Income Before Income Tax Expense

	Years Ended December 31,
	2011	2010	2009
Computed Federal tax expense at statutory rate	$75,549	$68,028	$57,758
State income taxes, net of federal tax benefit	(3,966)	9,081	7,447
Increase in tax expense for depreciation expense
to be recovered in future rates	551	210	395
Stock-based compensation	(366)	(54)	381
Deduction for Aqua America common dividends
paid under employee benefit plan	(345)	(374)	(293)
Amortization of deferred investment tax credits	(340)	(333)	(267)
Domestic Production Credit	-	-	(609)
Other, net	8	(389)	62
Actual income tax expense	$71,091	$76,169	$64,874

Schedule Of Deferred Tax Assets And Liabilities

	December 31,
	2011	2010
Deferred tax assets:
Customers' advances for construction	$17,650	$17,080
Costs expensed for book not deducted
for tax, principally accrued expenses	900	8,344
Utility plant acquisition adjustment
basis differences	11,614	14,176
Postretirement benefits	36,141	24,659
Tax loss carryfoward	47,860	12,575
Other	2,183	1,679
	116,348	78,513
Less valuation allowance	9,331	9,601
	107,017	68,912

Deferred tax liabilities:
Utility plant, principally due to
depreciation and differences in the basis
of fixed assets due to variation in tax
and book accounting	584,628	463,012
Deferred taxes associated with the gross-up
of revenues necessary to recover, in rates,
the effect of temporary differences	43,710	30,732
Tax effect of regulatory asset for
postretirement benefits	36,141	24,659
Deferred investment tax credit	6,544	6,807
	671,023	525,210

Net deferred tax liability	$564,006	$456,298

Taxes Other Than Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Taxes Other Than Income Taxes [Abstract]
Components Of Taxes Other Than Income Taxes

	Years Ended December 31,
	2011	2010	2009

Property	$27,785	$27,314	$23,952
Capital Stock	3,559	3,458	2,989
Gross receipts, excise and franchise	10,124	10,121	8,899
Payroll	7,130	6,889	6,906
Other	6,017	5,185	5,335
	54,615	52,967	48,081
Less discontinued operations	10,927	10,645	8,515
Total taxes other than income	$43,688	$42,322	$39,566

Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Schedule Of Future Annual Minimum Lease Payments

2012	2013	2014	2015	2016	Thereafter
$2,613	$1,981	$1,448	$871	$345	$398

Schedule Of Leases Treatment Plants To Other Parties Under Lease Agreements

2012	2013	2014	2015	2016	Thereafter
$494	$494	$488	$460	$460	$3,602

Schedule Of Rent Expense Under Operating Leases

	Years Ended December 31,
	2011	2010	2009

Operating lease expense	$4,441	$4,227	$4,111
Purchased water under
long-term agreements	14,507	13,621	12,894
Water treatment expense
under contractual agreement	865	777	691

Long-Term Debt And Loans Payable (Tables)	12 Months Ended
Dec. 31, 2011
Long Term Debt And Loans Payable [Abstract]
Schedule Of Long-Term Debt Future Sinking Fund Payments And Debt Maturities

Interest Rate Range			2012	2013	2014	2015	2016	Thereafter

0.00	% to	0.99%	$367	$367	$365	$368	$366	$4,944
1.00	% to	1.99%	2,177	2,469	2,336	2,292	2,206	18,550
2.00	% to	2.99%	805	819	836	864	884	8,590
3.00	% to	3.99%	2,105	2,173	2,247	2,325	2,397	15,346
4.00	% to	4.99%	233	21,839	27,246	258	11,065	499,585
5.00	% to	5.99%	31,447	499	51,604	44,069	16,817	526,824
6.00	% to	6.99%	-	-	-	12,000	-	51,253
7.00	% to	7.99%	1,115	447	379	409	442	26,203
8.00	% to	8.99%	244	349	376	405	437	32,146
9.00	% to	9.99%	4,060	5,887	700	700	700	26,400
10.00% to 10.99%			-	-	-	-	-	6,000
Total			$42,553	$34,849	$86,089	$63,690	$35,314	$1,215,841

Fair Value Of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Of Financial Instruments [Abstract]
Schedule Of Carrying Amount And Estimated Fair Value

	December 31,
	2011	2010

Carrying amount	$1,516,548	$1,560,389
Estimated fair value	1,592,411	1,483,816

Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity [Abstract]
Shares Outstanding And Treasury Shares Held

	December 31,
	2011	2010	2009

Shares outstanding	138,815,098	137,775,567	136,486,339
Treasury shares	710,482	673,472	662,410

Net Income Per Common Share And Equity Per Common Share (Tables)	12 Months Ended
Dec. 31, 2011
Net Income Per Common Share And Equity Per Common Share [Abstract]
Schedule Of Earnings Per Share

	Years ended December 31,
	2011	2010	2009
Average common shares outstanding during
the period for basic computation	138,182	136,948	135,816
Effect of dilutive securities:
Employee stock based compensation	507	348	313
Average common shares outstanding during
the period for diluted computation	138,689	137,296	136,129

Employee Stock And Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary Of Nonvested PSU Transactions

	Number	Weighted
	of	Average
	Share Units	Fair Value

Nonvested share units at beginning of period	-	$-
Granted	109,375	24.38
Performance criteria adjustment	30,773	24.38
Forfeited	(2,564)	24.38
Vested	-	-
Share unit awards issued	-	-
Nonvested share units at end of period	137,584	$24.38

Summary Of Nonvested RSU Transactions

	Number	Weighted
	of	Average
	Stock Units	Fair Value

Nonvested stock units at beginning of period	-	$-
Granted	44,342	22.21
Vested	-	-
Forfeited	-	-
Nonvested stock units at end of period	44,342	$22.21

Summary Of Compensation Costs

	Years ended December 31,
	2011	2010	2009
Stock-based compensation within
operations and maintenance expense	$1,437	$2,064	$2,531
Income tax benefit	709	766	483
Capitalized compensation costs within
property plant and equipment	-	-	74

Summary Of Stock Option Transactions

		Weighted	Weighted
		Average	Average	Aggregate
		Exercise	Remaining	Intrinsic
	Shares	Price	Life (years)	Value
Options:
Outstanding, beginning of year	3,839,197	$19.54
Granted	-	-
Forfeited	(13,908)	18.62
Expired	(23,839)	23.02
Exercised	(424,490)	15.56
Outstanding, end of year	3,376,960	$20.03	4.9	$10,698

Exercisable, end of year	2,893,668	$20.38	4.5	$8,691

Summary Of Stock Options Exercised And Vested

	Years ended December 31,
	2011	2010	2009

Intrinsic value of options exercised	$3,071	$2,700	$1,393
Fair value of options vested	2,077	2,373	2,266

Summary Of Options Outstanding And Options Exercisable

	Options Outstanding			Options Exercisable
		Weighted Weighted			Weighted
		Average	Average		Average
		Remaining	Exercise		Exercise
	Shares	Life (years)	Price	Shares	Price
Range of prices:
$10.00- 12.99	218,365	0.9	$12.48	218,365	$12.48
$13.00- 16.99	394,259	2.0	15.70	394,259	15.70
$17.00- 19.99	1,378,659	6.2	18.24	895,367	18.43
$20.00- 22.99	459,377	6.2	20.18	459,377	20.18
$23.00- 27.99	484,500	5.1	23.26	484,500	23.26
$28.00- 29.99	441,800	4.2	29.46	441,800	29.46
	3,376,960	4.9	$20.03	2,893,668	$20.38

Summary Of Nonvested Share Activity - Restricted Stock

	Number	Weighted
	of	Average
	Shares	Fair Value
Nonvested shares at beginning of period	233,387	$17.62
Granted	66,000	22.21
Vested	(88,704)	18.60
Forfeited	(2,694)	17.23
Nonvested shares at end of period	207,989	$18.66

Summary Of Value Of Restricted Stock Awards

The following table summarizes the value of restricted stock awards:
	Years ended December 31,
	2011	2010	2009

Intrinsic value of restricted stock awards vested	$2,020	$1,147	$746
Fair value of restricted stock awards vested	1,650	1,270	887
Weighted average fair value of restricted stock awards granted	22.21	17.19	18.47

Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumptions Used In The Pricing Model	Year ended December 31, 2011

Expected term (years)	3.0
Risk-free interest rate	1.2%
Expected volatility	29.7%
Grant date fair value per
performance share unit	$24.38

Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumptions Used In The Pricing Model

	Years ended December 31,
	2010	2009

Expected term (years)	6.0	5.3
Risk-free interest rate	2.8%	2.2%
Expected volatility	26.7%	31.3%
Dividend yield	3.3%	3.0%
Grant date fair value per option	$3.49	$4.37

Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary Of Compensation Costs

	Years ended December 31,
	2011	2010	2009
Stock-based compensation within
operations and maintenance expense	$1,833	$1,967	$1,072
Income tax benefit	753	808	441

Pension Plans And Other Post-Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Benefit Payments Of Expected Future Service

		Other
	Pension	Post-retirement
	Benefits	Benefits
Years:
2012	$9,933	$1,605
2013	10,692	1,797
2014	11,520	2,069
2015	12,302	2,275
2016	13,110	2,520
2017 - 2021	79,950	15,761

Schedule Of Changes In Benefit Obligation And Fair Value Of Plan Assets

			Other
	Pension Benefits		Post-retirement Benefits
	2011	2010	2011	2010
Change in benefit obligation:
Benefit obligation at January 1,	$234,891	$217,837	$47,772	$41,477
Service cost	4,626	4,527	1,236	1,130
Interest cost	13,547	12,857	2,761	2,442
Actuarial loss	22,503	10,927	3,925	3,595
Plan participants' contributions	-	-	219	173
Benefits paid	(8,958)	(12,145)	(1,227)	(1,045)
Plan amendments	416	630	-	-
Curtailments	(1,057)	-	-	-
Settlements	-	258	-	-
	265,968	234,891	54,686	47,772
Less discontinued operations	28,881	25,432	4,497	3,816
Benefit obligation at December 31,	237,087	209,459	50,189	43,956

Change in plan assets:
Fair value of plan assets at January 1,	159,151	138,599	29,673	26,524
Actual return on plan assets	(1,903)	19,565	554	2,652
Employer contributions	17,329	13,132	1,825	1,351
Benefits paid	(8,958)	(12,145)	(994)	(854)
	165,619	159,151	31,058	29,673
Less discontinued operations	16,707	13,627	2,927	2,934
Fair value of plan assets at December 31,	148,912	145,524	28,131	26,739

Funded status of plan:
Net amount recognized at December 31,	$88,175	$63,935	$22,058	$17,217

Schedule Of Net Liability Recognized On Consolidated Balance Sheets

			Other
	Pension Benefits		Post-retirement Benefits
	2011	2010	2011	2010

Current liability	$(217)	$(242)	$-	$-
Noncurrent liability	(87,958)	(63,693)	(22,058)	(17,217)
Net liability recognized	$(88,175)	$(63,935)	$(22,058)	$(17,217)

Schedule Of Accumulated And Projected Benefit Obligations

	Projected Benefit
	Obligation Exceeds
	the Fair Value of
	Plan Assets
	2011	2010

Projected benefit obligation	$237,087	$209,459
Fair value of plan assets	148,912	145,524

	Accumulated Benefit
	Obligation Exceeds
	the Fair Value of
	Plan Assets
	2011	2010

Accumulated benefit obligation	$209,893	$184,786
Fair value of plan assets	148,912	145,524

Components Of Net Periodic Benefit Costs

					Other
	Pension Benefits			Post-retirement Benefits
	2011	2010	2009	2011	2010	2009

Service cost	$4,626	$4,527	$4,349	$1,236	$1,130	$1,080
Interest cost	13,547	12,857	12,524	2,761	2,442	2,288
Expected return on plan assets	(12,973)	(11,258)	(9,316)	(2,031)	(1,869)	(1,688)
Amortization of transition
obligation (asset)	-	-	(182)	104	104	104
Amortization of prior service cost	198	189	151	(268)	(268)	(279)
Amortization of actuarial loss	4,076	4,408	5,152	836	619	587
Amortization of regulatory asset	-	-	-	137	137	137
Curtailment loss	100	-	-	27	-	-
Settlement loss	-	929	586	-	-	-
Capitalized costs	(3,645)	(3,416)	(2,721)	(700)	(508)	(363)
	5,929	8,236	10,543	2,102	1,787	1,866
Less discontinued operations	1,149	2,167	2,157	197	19	283
Net periodic benefit cost	$4,780	$6,069	$8,386	$1,905	$1,768	$1,583

Schedule Of Net Periodic Benefit Cost Not Yet Recognized

			Other
	Pension Benefits		Post-retirement Benefits
	2011	2010	2011	2010

Net actuarial loss	$91,964	$59,718	$17,883	$13,317
Prior service cost (credit)	1,072	954	(961)	(1,229)
Transition obligation (asset)	-	-	77	208
	93,036	60,672	16,999	12,296
Less discontinued operations	8,475	4,372	1,911	836
Total recognized in regulatory assets	$84,561	$56,300	$15,088	$11,460

Schedule Of Assumptions Related To Pension And Other Postretirement Benefit Plans

			Other
	Pension Benefits		Post-retirement Benefits
	2011	2010	2011	2010
Weighted Average Assumptions Used
to Determine Benefit Obligations
as of December 31,
Discount rate	5.00%	5.75%	5.00%	5.75%
Rate of compensation increase	4.0-4.5%	4.0-4.5%	4.0%	4.0%

Assumed Health Care Cost Trend
Rates Used to Determine Benefit
Obligations as of December 31,
Health care cost trend rate	n/a	n/a	8.5%	9.0%
Rate to which the cost trend is assumed
to decline (the ultimate trend rate)	n/a	n/a	5.0%	5.0%
Year that the rate reaches the ultimate
trend rate	n/a	n/a	2019	2019

Weighted Average Assumptions Used
to Determine Net Periodic Benefit
Costs for Years Ended December 31,
Discount rate	5.75%	5.91%	5.75%	5.91%
Expected return on plan assets	7.75%	8.0%	5.17-7.75%	5.33-8.0%
Rate of compensation increase	4.0- 4.5% 4.0 - 4.5%		4.0%	4.0%

Assumed Health Care Cost Trend
Rates Used to Determine Net Periodic
Benefit Costs for Years Ended December 31,
Health care cost trend rate	n/a	n/a	9.0%	8.0%
Rate to which the cost trend is assumed
to decline (the ultimate trend rate)	n/a	n/a	5.0%	5.0%
Year that the rate reaches the ultimate
trend rate	n/a	n/a	2019	2016

Schedule Of Effect Of One-Percentage-Point Change In Assumed Health Care Cost Trend Rates

	1-Percentage-	1-Percentage-
	Point	Point
	Increase	Decrease
Effect on the health-care component of the
accrued other post-retirement benefit
obligation	$3,303	$(2,828)
Effect on aggregate service and interest cost
components of net periodic post-retirement
health-care benefit cost	$199	$(169)

Schedule Of Changes In The Fair Value For Pension Assets Valued Using Significant Unobservable Inputs

	2011	2010
Balance at January 1,	$-	$1,271
Actual return on plan assets:
Relating to assets still held at the reporting date	-	-
Relating to assets sold during the period	-	7
Purchases, sales, and settlements	-	(1,278)
Transfers to / from level 3	-	-
Balance at December 31,	$-	$-

Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Fair Value Of Plan Assets

Asset Class:	Total	Level 1	Level 2	Level 3
Equity securities (a)
Common stocks	$106,380	$106,380	$-	$-
Mutual funds	3,604	3,604	-	-
Debt securities (b)
U.S. Treasury and government
agency bonds	14,631	-	14,631	-
Corporate and foreign bonds	9,682	-	9,682	-
Mutual funds	15,490	15,490	-	-
Cash (c)	15,832	-	15,832	-
Total pension assets	$165,619	$125,474	$40,145	$-

The fair value of the Company's pension plans' assets at December 31, 2010 by asset class are as follows:

Asset Class:	Total	Level 1	Level 2	Level 3
Equity securities (a)
Common stocks	$100,913	$100,913	$-	$-
Mutual funds	10,746	10,746	-	-
Debt securities (b)
U.S. Treasury and government
agency bonds	12,807	-	12,807	-
Corporate and foreign bonds	11,171	-	11,171	-
Mutual funds	14,045	14,045	-	-
Cash (c)	9,469	-	9,469	-
Total pension assets	$159,151	$125,704	$33,447	$-

(a)	Investments in common stocks are valued using unadjusted quoted prices obtained from active markets. Investments in mutual funds, which invest in common stocks, are valued using the net asset value per unit as obtained from quoted market prices for the mutual funds.
(b)	Investments in U.S. Treasury and government agency bonds and corporate and foreign bonds are valued by a pricing service which utilizes pricing models that incorporate available trade, bid, and other market information to value the fixed income securities. Investments in mutual funds, which invest in bonds, are valued using the net asset value per unit as obtained from quoted market prices for the mutual fund.
(c)	Cash is comprised of money market funds, which are valued utilizing the net asset value per unit based on the fair value of the underlying assets as determined by the fund's investment managers.

Other Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule Of Fair Value Of Plan Assets

Asset Class:	Total	Level 1	Level 2	Level 3
Equity securities (a)
Common stocks	$11,311	$11,311	$-	$-
Mutual funds	6,190	6,190	-	-
Debt securities (b)
U.S. Treasury and government
agency bonds	4,653	-	4,653	-
Corporate and foreign bonds	4,462	-	4,462	-
Mutual funds	1,347	1,347	-	-
Cash (c)	3,095	-	3,095	-
Total other post-retirement assets	$31,058	$18,848	$12,210	$-

The fair value of the Company's other post-retirement benefit plans' assets at December 31, 2010 by asset class are as follows:

Asset Class:	Total	Level 1	Level 2	Level 3
Equity securities (a)
Common stocks	$11,424	$11,424	$-	$-
Mutual funds	6,320	6,320	-	-
Debt securities (b)
U.S. Treasury and government
agency bonds	4,751	-	4,751	-
Corporate and foreign bonds	3,972	-	3,972	-
Mutual funds	1,100	1,100		-
Cash (c)	2,106	-	2,106	-
Total other post-retirement assets	$29,673	$18,844	$10,829	$-

(a)	Investments in common stocks are valued using unadjusted quoted prices obtained from active markets. Investments in mutual funds, which invest in common stocks, are valued using the net asset value per unit as obtained from quoted market prices for the mutual funds.
(b)	Investments in U.S. Treasury and government agency bonds and corporate and foreign bonds are valued by a pricing service which utilizes pricing models that incorporate available trade, bid, and other market information to value the fixed income securities. Investments in mutual funds, which invest in bonds, are valued using the net asset value per unit as obtained from quoted market prices for the mutual fund.
(c)	Cash is comprised of money market funds, which are valued utilizing the net asset value per unit based on the fair value of the underlying assets as determined by the fund's investment managers.

Schedule Of Target Asset Allocations

	2012		Percentage of Plan
	Target		Assets at December 31,
	Allocation		2011	2010
Asset Class:
Equity securities	50 to	75%	56%	60%
Debt securities	25 to	50%	34%	33%
Cash	0%		10%	7%
Total	100%		100%	100%

Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Company's Segment Information, Revenues

	As of or For theYear Ended			As of or For the Year Ended
	December 31, 2011			December 31, 2010
		Other and			Other and
	Regulated Eliminations Consolidated Regulated Eliminations Consolidated

Operating revenues	$699,592	$12,364	$711,956	$672,020	$11,418	$683,438
Operations and maintenance expense	258,236	12,280	270,516	253,005	11,642	264,647
Depreciation	108,166	(1,495)	106,671	105,571	(1,264)	104,307
Operating income	286,046	(236)	285,810	260,905	(558)	260,347
Interest expense, net of AFUDC	66,322	4,284	70,606	64,538	3,990	68,528
Income tax	73,185	(2,094)	71,091	77,435	(1,266)	76,169
Income(loss) fromcontinuing operations	146,771	(2,009)	144,762	119,340	(1,143)	118,197
Capital expenditures	329,210	1,375	330,585	315,977	408	316,385
Total assets	4,186,639	161,781	4,348,420	3,989,926	82,540	4,072,466
Goodwill	22,823	4,121	26,944	23,797	4,121	27,918

	As of or For theYear Ended
	December 31, 2009
		Other and
	Regulated	Eliminations Consolidated

Operating revenues	$621,808	$11,484	$633,292
Operations and maintenance expense	243,724	10,611	254,335
Depreciation	100,941	(1,517)	99,424
Operating income	229,237	(957)	228,280
Interest expense, net of AFUDC	63,268	452	63,720
Income tax	65,484	(610)	64,874
Income from continuing operations	100,923	(773)	100,150
Capital expenditures	271,815	1,344	273,159
Total assets	3,674,194	75,668	3,749,862
Goodwill	26,736	4,121	30,857

Schedule Of Selected Quarterly Financial Data

	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter	Year
2011
Operating revenues	$163,615	$178,313	$197,328	$172,700	$711,956
Operations and maintenance expense	63,731	66,765	70,039	69,981	270,516
Operating income	60,920	72,623	87,759	64,508	285,810
Income from continuing operations	30,646	36,595	45,516	32,005	144,762
(Loss) income from discontinuing operations	(295)	995	(4,393)	2,000	(1,693)
Net income attributable to common shareholders	30,351	37,590	41,123	34,005	143,069
Basic income from continuing operations per common share	0.22	0.26	0.33	0.23	1.05
Diluted income from continuing operations per common share	0.22	0.26	0.33	0.23	1.04
Basic (loss) income from discontinuing operations per common share	0.00	0.01	(0.03)	0.01	(0.01)
Diluted (loss) income from discontinuing operations per common share	0.00	0.01	(0.03)	0.01	(0.01)
Basic net income per common share	0.22	0.27	0.30	0.25	1.04
Diluted net income per common share	0.22	0.27	0.30	0.24	1.03
Dividend paid per common share	0.155	0.155	0.155	0.165	0.630
Dividend declared per common share	0.155	0.155	0.320	-	0.630
Price range of common stock
- high	23.79	23.28	22.74	22.52	23.79
- low	21.56	21.03	19.28	20.16	19.28

2010
Operating revenues	$152,793	$168,733	$193,477	$168,435	$683,438
Operations and maintenance expense	63,909	65,432	68,842	66,464	264,647
Operating income	50,303	64,088	83,389	62,567	260,347
Income from continuing operations	21,609	28,894	40,370	27,324	118,197
(Loss) income from discontinuing operations	(98)	961	3,381	1,534	5,778
Net income attributable to common shareholders	21,511	29,855	43,751	28,858	123,975
Basic income from continuing operations per common share	0.16	0.21	0.29	0.20	0.86
Diluted income from continuing operations per common share	0.16	0.21	0.29	0.20	0.86
Basic (loss) income from discontinuing operations per common share	0.00	0.01	0.02	0.01	0.04
Diluted (loss) income from discontinuing operations per common share	0.00	0.01	0.02	0.01	0.04
Basic net income per common share	0.16	0.22	0.32	0.21	0.91
Diluted net income per common share	0.16	0.22	0.32	0.21	0.90
Dividend paid per common share	0.145	0.145	0.145	0.155	0.590
Dividend declared per common share	0.145	0.145	0.300	-	0.590
Price range of common stock
- high	17.88	18.73	20.99	22.97	22.97
- low	16.45	16.52	17.38	20.20	16.45

Schedule Of Selected Financial Data

Years ended December 31,	2011	2010	2009	2008	2007
PER COMMON SHARE:
Income from continuing operations
Basic	1.05	0.86	0.74	0.70	0.68
Diluted	1.04	0.86	0.74	0.69	0.67
(Loss) income from discontinuing operations
Basic	(0.01)	0.04	0.03	0.03	0.04
Diluted	(0.01)	0.04	0.03	0.03	0.04
Net income
Basic	$1.04	$0.91	$0.77	$0.73	$0.72
Diluted	1.03	0.90	0.77	0.73	0.71
Cash dividends declared and paid	0.63	0.59	0.55	0.51	0.48
Return on average Aqua America stockholders' equity	11.8%	10.9%	9.6%	9.6%	10.0%
Book value at year end	$9.01	$8.52	$8.12	$7.82	$7.32
Market value at year end	22.05	22.48	17.51	20.59	21.20
INCOME STATEMENT HIGHLIGHTS:
Operating revenues	$711,956	$683,438	$633,292	$589,901	$566,470
Depreciation and amortization	111,942	116,122	111,111	90,558	84,442
Interest expense, net (a)	77,802	73,391	66,343	66,055	64,232
Income from continuing operations before income taxes	215,853	194,366	165,024	155,351	147,163
Provision for income taxes	71,091	76,169	64,874	61,783	57,276
Income from continuing operations	144,762	118,197	100,150	93,568	89,887
(Loss) income from discontinuing operations	(1,693)	5,778	4,203	4,350	5,127
Net income attributable to common shareholders	143,069	123,975	104,353	97,918	95,014
BALANCE SHEET HIGHLIGHTS:
Total assets	$4,348,420	$4,072,466	$3,749,862	$3,486,339	$3,216,136
Property, plant and equipment, net	3,612,926	3,357,357	3,109,788	2,887,574	2,688,083
Aqua America stockholders' equity	1,251,313	1,174,254	1,108,904	1,058,446	976,298
Long-term debt, including current portion	1,475,886	1,519,457	1,404,930	1,217,815	1,201,308
Total debt	1,583,657	1,609,125	1,432,361	1,297,349	1,257,996
ADDITIONAL INFORMATION:
Operating cash flows from continuing operations	$357,621	$253,443	$252,542	$214,950	$183,678
Capital additions	330,585	316,385	273,159	259,646	232,410
Net cash expended for acquisitions
of utility systems and other	8,515	8,625	3,373	14,659	24,562
Dividends on common stock	87,133	80,907	74,729	68,504	63,763
Number of utility customers served (b) (c)	966,136	962,970	953,437	945,540	949,378
Number of shareholders of common stock	26,744	27,274	27,984	28,565	28,286
Common shares outstanding (000)	138,815	137,776	136,486	135,370	133,400
Employees (full-time) (c)	1,615	1,632	1,632	1,638	1,585

(a)	Net of allowance for funds used during construction and interest income.
(b)	2008 was impacted by the loss of 22,519 utility customers associated with two utility systems disposed of.
(c)	Includes continuing and discontinued operations.

Summary Of Significant Accounting Policies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended							1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Pennsylvania [Member]	Dec. 31, 2011 Other State [Member]	Dec. 31, 2010 Texas [Member]	Dec. 31, 2010 Missouri [Member]	Jul. 31, 2011 Ohio [Member]	Jul. 31, 2011 Maine [Member]	Dec. 31, 2011 Regulated Segment [Member]	Dec. 31, 2011 Water And Wastewater [Member]	Jul. 31, 2011 New York [Member]	Dec. 31, 2011 New York [Member]	Dec. 31, 2011 Allowance For Funds Used During Construction Member [Member]	Dec. 31, 2010 Allowance For Funds Used During Construction Member [Member]	Dec. 31, 2009 Allowance For Funds Used During Construction Member [Member]	Dec. 31, 2011 Customer Advances [Member]	Dec. 31, 2010 Customer Advances [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of operating revenues provided to customers		56.00%
Number of counties providing operating services					25
Number of states providing services						11
Number of customers	5,300						5,300	3,900	57,000	16,000			51,000	51,000
Number of operating segments		13									1	12
Non-regulated revenues		$ 10,906	$ 11,262	$ 11,841
Other non-regulated operating revenue		12,512	11,565	11,634
Net utility plant acquisition adjustment		38,240
Amortized, minimum period		2
Amortized, maximum period		20
Amortization of the acquisition adjustments		3,150	3,460	3,176
Amount of AFUDC related to equity funds		46,330	92,984	99,599											352	0	0
Expects to recover costs in future rates		17,267
Deferred cost reported as a component of net property, plant and equipment		13,668
Overdraft for certain disbursement cash accounts		22,810	8,307
Non-cash property as advances or contributions		444,129	434,451	49,957														20,823	16,523
Reclassification to discontinued operations		$ (12,316)	$ (12,316)

Summary Of Significant Accounting Policies (Summary Of Changes In Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Regulated Segment [Member]	Dec. 31, 2010 Regulated Segment [Member]	Dec. 31, 2011 Other Segment [Member]	Dec. 31, 2010 Other Segment [Member]	Dec. 31, 2009 Other Segment [Member]
Goodwill [Line Items]
Beginning balance	$ 27,918	$ 30,857	$ 23,797	$ 26,736	$ 4,121	$ 4,121	$ 4,121
Goodwill acquired during year	1,531	432	1,531	432
Reclassifications to utility plant acquisition adjustment	(1,573)	(1,722)	(1,573)	(1,722)
Other	(932)	(1,649)	(932)	(1,649)
Ending balance	$ 26,944	$ 27,918	$ 22,823	$ 23,797	$ 4,121	$ 4,121	$ 4,121

Acquisitions (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2011 2011 Acquisitions [Member]	Dec. 31, 2011 2011 Acquisitions [Member]	Dec. 31, 2011 2010 Acquisitions [Member]	Dec. 31, 2010 2010 Acquisitions [Member]	Dec. 31, 2011 2009 Acquisitions [Member]	Dec. 31, 2010 2009 Acquisitions [Member]	Dec. 31, 2009 2009 Acquisitions [Member]	Dec. 31, 2011 American Water Works Company, Inc. [Member]
Business Acquisition [Line Items]
Cash paid for acquisitions		$ 6,245	$ 2,270		$ 8,625			$ 3,373	$ 88,000
Assumed liabilities including debt									16,000
Customers served									American Water's Ohio operations serve approximately 57,000 customers.
Number of acquisitions completed			8		23			18
Number of water systems		51
Number of waste water systems		5
Number of customers	5,300
Total purchase price								6,282
Purchase price consisted in issuance of shares								164,052
Operating revenues included in the consolidated financial statements		$ 1,826	$ 226	$ 2,709	$ 778	$ 2,552	$ 2,242	$ 1,176

Discontinued Operations And Other Dispositions (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended				3 Months Ended	12 Months Ended			1 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jun. 30, 2011	May 31, 2011	Jan. 31, 2011	Jun. 30, 2009	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jul. 31, 2011 Maine [Member]	Dec. 31, 2011 Maine [Member]	Jul. 31, 2011 New York [Member]	Sep. 30, 2011 New York [Member]	Dec. 31, 2011 New York [Member]	May 31, 2011 Missouri [Member]	Dec. 31, 2010 Missouri [Member]	Jan. 31, 2011 Texas [Member]	Dec. 31, 2010 Texas [Member]
Discontinued Operations And Other Dispositions [Line Items]
Proceeds from sale of regulated water operations				$ 1,601	$ 4,106	$ 120		$ 16,911	$ 16,000		$ 42,000			$ 3,225		$ 3,118
Liabilities assumed from sale of regulated water operations									17,500		23,000
Carrying amount of assets										61,350			110,888
Carrying amount of liabilities										44,269			70,610
Number of customers	5,300								16,000		51,000		51,000		3,900		5,300
Deferred tax liabilities										4,008			3,245
Estimated loss on discontinued operations												1,254
Gain on sale of water and wastewater utility system					$ 2,692		$ 1,009									$ 2,452
Percentage of total assets represented by utility system	0.03%	0.07%	0.01%			0.01%	0.02%
Percentage of utility system that has been relinquished								0.40%

Discontinued Operations And Other Dispositions (Summary Of Discontinued Operations Presented In Consolidated Statements Of Income And Comprehensive Income) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Discontinued Operations And Other Dispositions [Abstract]
Operating revenues	$ 42,726	$ 42,634	$ 37,247
Total operating expenses	29,963	30,905	28,068
Operating income	12,763	11,729	9,179
Estimated loss on disposition	1,254
Other expense, net	2,289	2,026	2,008
Income from discontinued operations before income taxes	9,220	9,703	7,171
Provision for income taxes	10,913	3,925	2,968
(Loss) income from discontinued operations	$ (1,693)	$ 5,778	$ 4,203	$ 4,350	$ 5,127

Discontinued Operations And Other Dispositions (Schedule Of Disposal Groups Including Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property, plant and equipment, at cost	$ 169,527	$ 165,935
Less: accumulated depreciation	56,711	55,492
Net property, plant and equipment	(169,527)	(165,935)
Current assets	10,423	8,858
Regulatory assets	34,396	29,399
Goodwill	12,316	12,316
Other assets	2,287	2,483
Assets of discontinued operations held for sale	172,238	163,499
Long-term debt, excluding current portion	40,326	40,606
Current liabilities	7,088	4,039
Deferred income taxes and investment tax credits	23,570	22,407
Contributions in aid of construction	9,967	9,656
Other liabilities	33,928	26,891
Liabilities of discontinued operations held for sale	114,879	103,599
Net assets	57,359	59,900
Discontinued Operations [Member]
Net property, plant and equipment	$ 112,816	$ 110,443

Property, Plant And Equipment (Schedule Of Property, Plant And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 years	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Utility plant and equipment	$ 4,782,508	$ 4,468,864
Utility construction work in progress	65,079	54,228
Net utility plant acquisition adjustment	(39,367)	(41,447)
Non-utility plant and equipment	9,435	6,550
Total property, plant and equipment discontinued operation adjustment	4,817,655	4,488,195
Less discontinued operations	169,527	165,935
Total property, plant and equipment	4,648,128	4,322,260
Mains And Accessories [Member]
Property, Plant and Equipment [Line Items]
Utility plant and equipment	2,060,650	1,884,896
Approximate range of remaining lives, minimum	25
Approximate range of remaining lives, maximum	97
Services, Hydrants, Treatment Plants And Reservoirs [Member]
Property, Plant and Equipment [Line Items]
Utility plant and equipment	1,254,870	1,162,314
Approximate range of remaining lives, minimum	5
Approximate range of remaining lives, maximum	88
Operations Structures And Water Tanks [Member]
Property, Plant and Equipment [Line Items]
Utility plant and equipment	229,295	216,342
Approximate range of remaining lives, minimum	13
Approximate range of remaining lives, maximum	70
Miscellaneous Pumping And Purification Equipment [Member]
Property, Plant and Equipment [Line Items]
Utility plant and equipment	577,472	553,351
Approximate range of remaining lives, minimum	5
Approximate range of remaining lives, maximum	90
Meters, Data Processing, Transportation And Operating Equipment [Member]
Property, Plant and Equipment [Line Items]
Utility plant and equipment	571,525	544,531
Approximate range of remaining lives, minimum	4
Approximate range of remaining lives, maximum	88
Land And Other Non-Depreciable Assets [Member]
Property, Plant and Equipment [Line Items]
Utility plant and equipment	$ 88,696	$ 107,430
Approximate range of remaining lives
Net Utility Plant Acquisition Adjustment [Member]
Property, Plant and Equipment [Line Items]
Approximate range of remaining lives, minimum	0
Approximate range of remaining lives, maximum	20
Non-Utility Plant And Equipment [Member]
Property, Plant and Equipment [Line Items]
Approximate range of remaining lives, minimum	0
Approximate range of remaining lives, maximum	21

Accounts Receivable (Narrative) (Details)	Dec. 31, 2011
Pennsylvania [Member]
Principal utility customers by located, percentage	45.00%
Ohio [Member]
Principal utility customers by located, percentage	9.00%
North Carolina [Member]
Principal utility customers by located, percentage	9.00%
Texas [Member]
Principal utility customers by located, percentage	7.00%
Illinois [Member]
Principal utility customers by located, percentage	6.00%
New Jersey [Member]
Principal utility customers by located, percentage	6.00%
New York [Member]
Principal utility customers by located, percentage	5.00%
Indiana [Member]
Principal utility customers by located, percentage	4.00%
Florida [Member]
Principal utility customers by located, percentage	4.00%

Accounts Receivable (Net Accounts Receivable) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accounts Receivable [Abstract]
Billed utility revenue	$ 52,554	$ 53,314
Unbilled utility revenue	34,346	34,490
Other	8,105	3,120
Gross accounts receivable	95,005	90,924
Less allowance for doubtful accounts	4,896	5,043	5,662	6,356
Accounts receivable after allowance for doubtful accounts	90,109	85,881
Less discontinued operations, net	9,053	7,711
Net accounts receivable	$ 81,056	$ 78,170

Accounts Receivable (Allowance For Doubtful Accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Accounts Receivable [Abstract]
Balance at January 1	$ 4,896	$ 5,043	$ 5,662	$ 6,356
Amounts charged to expense	5,189	4,821	5,924
Accounts written off	(6,461)	(6,475)	(7,832)
Recoveries of accounts written off	1,125	1,035	1,214
Allowance for doubtful accounts receivable	4,896	5,043	5,662	6,356
Less discontinued operations	337	526	595
Balance at December 31	$ 4,559	$ 4,517	$ 5,067

Regulatory Assets And Liabilities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Regulatory Of Assets And Liabilities [Line Items]
Regulatory assets before discontinued operations	$ 276,688	$ 217,376
Regulatory liabilities before discontinued operations	47,588	35,921
Regulatory assets of discontinued operations	34,396	29,399
Regulatory liabilities of discontinued operations	6,244	2,490
Regulatory Assets	242,292	187,977
Regulatory Liabilities	41,344	33,431
Long-term debt maturity date, start	2012
Long-term debt maturity date, end	2035
Minimum [Member]
Regulatory Of Assets And Liabilities [Line Items]
Water tank painting costs amortization period, in years	5
Maximum [Member]
Regulatory Of Assets And Liabilities [Line Items]
Water tank painting costs amortization period, in years	17
Income Taxes [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory assets before discontinued operations	105,070	78,203
Regulatory liabilities before discontinued operations	1,881	1,928
Pension Cost [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory assets before discontinued operations	21,975	27,720
Regulatory liabilities before discontinued operations	16,828	14,969
Postretirement Benefits [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory assets before discontinued operations	132,038	93,338
Regulatory liabilities before discontinued operations	25,365	18,009
Water Tank Painting [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory assets before discontinued operations	4,653	4,731
Fair Value Adjustment Of Long-Term Debt Assumed In Acquisition [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory assets before discontinued operations	1,540	1,751
Regulatory liabilities before discontinued operations	162	236
Rate Case Filing Expenses And Other [Member]
Regulatory Of Assets And Liabilities [Line Items]
Regulatory assets before discontinued operations	11,412	11,633
Regulatory liabilities before discontinued operations	$ 3,352	$ 779

Income Taxes (Schedule Of Provision For Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Income Taxes [Line Items]
Federal	$ (1,207)	$ (8,123)	$ 11,081
State	(1,844)	12,292	10,072
Total current income taxes	(3,051)	4,169	21,153
Federal	78,399	70,322	42,336
State	(4,257)	1,678	1,385
Total deferred income taxes	74,142	72,000	43,710
Total tax expense	71,091	76,169	64,874	61,783	57,276
Statutory federal tax rate	35.00%
Minimum [Member]
Income Taxes [Line Items]
State corporate net income tax rates	5.00%
Maximum [Member]
Income Taxes [Line Items]
State corporate net income tax rates	9.99%
Continuing Operations [Member]
Income Taxes [Line Items]
Total deferred income taxes	$ 74,142	$ 72,000	$ 43,721

Income Taxes (Schedule Of Reasons For Differences Between Statutory Federal Income Tax Rate To Income Before Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Feb. 28, 2011 State And Local Jurisdictions [Member]
Income Taxes [Line Items]
Computed Federal tax expense at statutory rate	$ 75,549	$ 68,028	$ 57,758
State income taxes, net of federal tax benefit	(3,966)	9,081	7,447
Increase in tax expense for depreciation expense to be recovered in future rates	551	210	395
Stock-based compensation	(366)	(54)	381
Deduction for Aqua America common dividends paid under employee benefit plan	(345)	(374)	(293)
Amortization of deferred investment tax credits	(340)	(333)	(267)
Domestic Production Credit			(609)
Other, net	8	(389)	62
Total tax expense	71,091	76,169	64,874	61,783	57,276
Provision of bonus depreciation	50.00%	100.00%				100.00%
Reduction in state income tax expense	$ 14,800

Income Taxes (Schedule Of Deferred Tax Assets And Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Customers' advances for construction	$ 17,650	$ 17,080
Costs expensed for book not deducted for tax, principally accrued expenses	900	8,344
Utility plant acquisition adjustment basis differences	11,614	14,176
Postretirement benefits	36,141	24,659
Tax loss carryfoward	47,860	12,575
Other	2,183	1,679
Total gross deferred tax assets	116,348	78,513
Less valuation allowance	9,331	9,601
Net deferred tax assets	107,017	68,912
Utility plant, principally due to depreciation and differences in the basis of fixed assets due to variation in tax and book accounting	584,628	463,012
Deferred taxes associated with the gross-up of revenues necessary to recover, in rates, the effect of temporary differences	43,710	30,732
Tax effect of regulatory asset for postretirement benefits	36,141	24,659
Deferred investment tax credit	6,544	6,807
Total gross deferred tax liabilities	671,023	525,210
Net deferred tax liability	564,006	456,298
Deferred tax assets operating loss carryforward	76,064	21,194
Federal cumulative net operating loss	97,258
Recognized income tax benefit associated with stock options	588
Deferred tax assets operating loss carryforward, state	76,491	67,533
Income tax refund	$ 33,600
Percentage of expensing allowance resulted as income tax refund	100.00%

Taxes Other Than Income Taxes (Components Of Taxes Other Than Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Taxes Other Than Income Taxes [Line Items]
Taxes other than income before discontinued operations	$ 54,615	$ 52,967	$ 48,081
Less discontinued operations	10,927	10,645	8,515
Total taxes other than income	43,688	42,322	39,566
Property [Member]
Taxes Other Than Income Taxes [Line Items]
Taxes other than income before discontinued operations	27,785	27,314	23,952
Capital Stock [Member]
Taxes Other Than Income Taxes [Line Items]
Taxes other than income before discontinued operations	3,559	3,458	2,989
Gross Receipts, Excise And Franchise [Member]
Taxes Other Than Income Taxes [Line Items]
Taxes other than income before discontinued operations	10,124	10,121	8,899
Payroll [Member]
Taxes Other Than Income Taxes [Line Items]
Taxes other than income before discontinued operations	7,130	6,889	6,906
Other [Member]
Taxes Other Than Income Taxes [Line Items]
Taxes other than income before discontinued operations	$ 6,017	$ 5,185	$ 5,335

Commitments And Contingencies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2008	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies [Line Items]
Annual lease payments for land		$ 729
Annual lease payments for land due on aggregate remaining years		15,778
Estimated annual commitments through 2016		12,095
Aggregate amount of the commitments for the remaining years		38,181
Future contractual cash obligation, 2012		884
Future contractual cash obligation, 2013		903
Future contractual cash obligation, 2014		923
Future contractual cash obligation, 2015		943
Future contractual cash obligation, 2016		964
Future contractual cash obligation, thereafter		13,385
Estimated capital expenditures required fiscal year		11,873
Estimated capital expenditures required next two year		3,500
Aggregate amount accrued for loss contingencies		11,198
Amount probable of recovery through insurance		1,651
Number of additional plaintiffs	35
Proposed penalty related to sanitary overflows			$ 364
Minimum [Member]
Commitments And Contingencies [Line Items]
Operating leases, expiration year		2014
Maximum [Member]
Commitments And Contingencies [Line Items]
Operating leases, expiration year		2051

Commitments And Contingencies (Schedule Of Future Annual Minimum Lease Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments And Contingencies [Abstract]
2012	$ 2,613
2013	1,981
2014	1,448
2015	871
2016	345
Thereafter	$ 398

Commitments And Contingencies (Schedule Of Leases Treatment Plants To Other Parties Under Lease Agreements) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Commitments And Contingencies [Abstract]
2012	$ 494
2013	494
2014	488
2015	460
2016	460
Thereafter	$ 3,602

Commitments And Contingencies (Schedule Of Rent Expense Under Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments And Contingencies [Abstract]
Operating leases expense	$ 4,441	$ 4,227	$ 4,111
Purchased water under long-term agreements	14,507	13,621	12,894
Water treatment expense under contractual agreement	$ 865	$ 777	$ 691

Long-Term Debt And Loans Payable (Narrative) (Details) (USD $)	12 Months Ended						12 Months Ended			1 Months Ended							12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 30, 2010	Jun. 30, 2010	Dec. 31, 2011 Parent Company [Member]	Dec. 31, 2011 Aqua Pennsylvanias [Member]	Dec. 31, 2010 Aqua Pennsylvanias [Member]	Dec. 31, 2011 Other Subsidiaries [Member]	Nov. 30, 2010 Tax-Exempt Bonds Maturity Year 2033 [Member]	Nov. 30, 2010 Tax-Exempt Bonds Maturity Year 2034 [Member]	Nov. 30, 2010 Tax-Exempt Bonds Maturity Year 2042 [Member]	Nov. 30, 2010 Tax-Exempt Bonds Maturity Year 2043 [Member]	Jun. 30, 2010 Senior Unsecured Notes Maturity Year 2021 [Member]	Jun. 30, 2010 Senior Unsecured Notes Maturity Year 2024 [Member]	Jun. 30, 2010 Senior Unsecured Notes Maturity Year 2028 [Member]	Dec. 31, 2011 Swing-Line Commitment [Member]	Dec. 31, 2010 Swing-Line Commitment [Member]	Dec. 31, 2011 Unsecured Revolving Credit Facility With Three Banks [Member]
Debt Instrument [Line Items]
Retained earnings included in non controlling interest	$ 135,000,000					$ 600,000,000	$ 580,000,000		$ 145,000,000
Long-term debt of discontinued operations	40,662,000	40,932,000
Debt instrument, bonds				141,385,000						25,910,000	19,270,000	15,000,000	81,205,000
Debt instrument expiration period										2033	2034	2042	2043
Trustees issues	1,000
Pending construction of the projects to be financed	88,871,000
Senior unsecured notes					70,000,000									15,000,000	20,000,000	35,000,000
Senior unsecured notes maturity period														2021	2024	2028
Interest rates										5.00%	5.05%	4.75%	4.60%	4.62%	4.83%	5.22%
Weighted average cost of long-term debt	5.17%	5.14%
Weighted average cost of fixed rate long-term debt	5.30%	5.36%
Unsecured revolving credit facility	95,000,000																		100,000,000
Expiration date	May 2012
Swing-line commitment	15,000,000
Available barrowing capacity credit sublimit	20,000,000
Letters of credit capacity available	2,399,000
Available capacity borrowed	33,000																5,212,000
Average borrowings cost percentage	1.96%	1.84%					1.01%	1.44%									0.45%	0.51%
Average borrowing amount	15,795,000	25,884,000					80,235,000	37,539,000									53,473,000	64,581,000
Revolving credit agreements	84,030,000	58,277,000
Commitment fee percentage	0.10%
Maximum amount outstanding at the end of any one month	26,741,000	32,431,000					92,143,000	65,676,000
Other combined short-term lines of credit	64,500,000	67,000,000
Short-term lines of credit	23,741,000	31,391,000
Short-term lines of credit of discontinued operations	4,000,000	6,500,000
Interest income	759,000	1,290,000	1,148,000
Interest cost	78,561,000	74,681,000	67,491,000
Capitalized amount	$ 7,195,000	$ 4,863,000	$ 2,623,000

Long-Term Debt And Loans Payable (Schedule Of Long-Term Debt Future Sinking Fund Payments And Debt Maturities) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Debt Instrument [Line Items]
2012	$ 42,553
2013	34,849
2014	86,089
2015	63,690
2016	35,314
Thereafter	1,215,841
Long-Term Debt Interest Rate Range 0.00% To 0.99% [Member]
Debt Instrument [Line Items]
2012	367
2013	367
2014	365
2015	368
2016	366
Thereafter	4,944
Interest Rate Range, Minimum	0.00%
Interest Rate Range, Maximum	0.99%
Long-Term Debt Interest Rate Range 1.00% To 1.99% [Member]
Debt Instrument [Line Items]
2012	2,177
2013	2,469
2014	2,336
2015	2,292
2016	2,206
Thereafter	18,550
Interest Rate Range, Minimum	1.00%
Interest Rate Range, Maximum	1.99%
Long-Term Debt Interest Rate Range 2.00% To 2.99% [Member]
Debt Instrument [Line Items]
2012	805
2013	819
2014	836
2015	864
2016	884
Thereafter	8,590
Interest Rate Range, Minimum	2.00%
Interest Rate Range, Maximum	2.99%
Long-Term Debt Interest Rate Range 3.00% To 3.99% [Member]
Debt Instrument [Line Items]
2012	2,105
2013	2,173
2014	2,247
2015	2,325
2016	2,397
Thereafter	15,346
Interest Rate Range, Minimum	3.00%
Interest Rate Range, Maximum	3.99%
Long-Term Debt Interest Rate Range 4.00% To 4.99% [Member]
Debt Instrument [Line Items]
2012	233
2013	21,839
2014	27,246
2015	258
2016	11,065
Thereafter	499,585
Interest Rate Range, Minimum	4.00%
Interest Rate Range, Maximum	4.99%
Long-Term Debt Interest Rate Range 5.00% To 5.99% [Member]
Debt Instrument [Line Items]
2012	31,447
2013	499
2014	51,604
2015	44,069
2016	16,817
Thereafter	526,824
Interest Rate Range, Minimum	5.00%
Interest Rate Range, Maximum	5.99%
Long-Term Debt Interest Rate Range 6.00% To 6.99% [Member]
Debt Instrument [Line Items]
2012
2013
2014
2015	12,000
2016
Thereafter	51,253
Interest Rate Range, Minimum	6.00%
Interest Rate Range, Maximum	6.99%
Long-Term Debt Interest Rate Range 7.00% To 7.99% [Member]
Debt Instrument [Line Items]
2012	1,115
2013	447
2014	379
2015	409
2016	442
Thereafter	26,203
Interest Rate Range, Minimum	7.00%
Interest Rate Range, Maximum	7.99%
Long-Term Debt Interest Rate Range 8.00% To 8.99% [Member]
Debt Instrument [Line Items]
2012	244
2013	349
2014	376
2015	405
2016	437
Thereafter	32,146
Interest Rate Range, Minimum	8.00%
Interest Rate Range, Maximum	8.99%
Long-Term Debt Interest Rate Range 9.00% To 9.99% [Member]
Debt Instrument [Line Items]
2012	4,060
2013	5,887
2014	700
2015	700
2016	700
Thereafter	26,400
Interest Rate Range, Minimum	9.00%
Interest Rate Range, Maximum	9.99%
Long-Term Debt Interest Rate Range 10.00% To 10.99% [Member]
Debt Instrument [Line Items]
2012
2013
2014
2015
2016
Thereafter	$ 6,000
Interest Rate Range, Minimum	10.00%
Interest Rate Range, Maximum	10.99%

Fair Value Of Financial Instruments (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fair Value Of Financial Instruments [Abstract]
Customers' advances for construction	$ 66,198	$ 65,250
Long-term debt discontinued operations	40,662	40,932
Fair value of long-term debt discontinued operations	$ 43,068	$ 40,612

Fair Value Of Financial Instruments (Schedule Of Carrying Amount And Estimated Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ 1,516,548	$ 1,560,389
Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ 1,592,411	$ 1,483,816

Stockholders' Equity (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity, Class of Treasury Stock [Line Items]
Common stock, authorized	300,000,000	300,000,000
Common stock, par value	$ 0.5	$ 0.5
Preferred stock, shares authorized	1,738,619
Preferred stock, par value	$ 1
Common stock, issued	139,525,580	138,449,039
Issue of common shares under dividend reinvestment plan	588,745	670,538	695,544
Common stock sold under dividend reinvestment plan	$ 12,304	$ 11,966	$ 11,337
Shares remain available for repurchase	548,278
Acquire Water System [Member]
Equity, Class of Treasury Stock [Line Items]
Common stock, issued			164,052
Common stock, value			$ 2,909
Remaining common stock available for use	1,904,487

Stockholders' Equity (Shares Outstanding And Treasury Shares Held) (Details)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stockholders' Equity [Abstract]
Shares outstanding	138,815,098	137,775,567	136,486,339
Treasury shares	710,482	673,472	662,410

Net Income Per Common Share And Equity Per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 02, 2012
Net Income Per Common Share And Equity Per Common Share [Abstract]
Average common shares outstanding during the period for basic computation	138,182,000	136,948,000	135,816,000
Employee stock based compensation	507,000	348,000	313,000
Average common shares outstanding during the period for diluted computation	138,689,000	137,296,000	136,129,000
Employee stock options excluded from calculations of diluted net income per share	926,300	2,024,151	2,694,837
Equity per common share	$ 9.01	$ 8.52
Sale for net proceeds of discontinued operations				$ 35,726

Employee Stock And Incentive Plan (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation associated with discontinued operations		113	$ 104	$ 102
Target EPS CAGR		5.00%
Income tax benefit		366	54	(381)
Unrecognized compensation cost		674
Period over which unrecognized compensation cost will be recognized, years		10
Aggregate intrinsic value of restricted stock		2,020	1,147	746
TSR For The Companies Listed In The Standard And Poor's Midcap Utilities Index [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target award amount the grantee may earn		25.00%
TSR For A Specific Peer Group Of Six Other Investor-Owned Water Companies [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target award amount the grantee may earn		25.00%
Company's Three-Year Compound Annual Growth Rate [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target award amount the grantee may earn		50.00%
2009 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance		5,000,000
Maximum percentage of shares available for issuance may be issued as restricted stock		50.00%
Maximum number of shares subject to grants to any one individual in any one year		200,000
Underlying stock option and restricted stock awards		4,266,953
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, in years		three
Stock-based compensation within operations and maintenance expense		991
Income tax benefit		403
Unrecognized compensation cost		2,296
Period over which unrecognized compensation cost will be recognized, years		2
Performance Share Units [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target award amount the grantee may earn		0.00%
Amortization period of fair value of shares, in months		24
Performance Share Units [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of target award amount the grantee may earn		200.00%
Amortization period of fair value of shares, in months		36
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, in years		three
Stock-based compensation within operations and maintenance expense		347
Income tax benefit		143
Unrecognized compensation cost		638
Period over which unrecognized compensation cost will be recognized, years		1.7
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation within operations and maintenance expense		1,437	2,064	2,531
Income tax benefit		709	766	483
Amortization period of fair value of shares, in months		10
Adjustment to compensation expense	644
Additional tax expense due to favorable adjustment to compensation expense	52
Percentage of options exercisable annually		33.00%
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation within operations and maintenance expense		1,833	1,967	1,072
Income tax benefit		753	808	441
Unrecognized compensation cost		2,090
Period over which unrecognized compensation cost will be recognized, years		1
Aggregate intrinsic value of restricted stock		4,586

Employee Stock And Incentive Plan (Summary Of Nonvested PSU Transactions) (Details) (Performance Share Units [Member], USD $)	12 Months Ended
Dec. 31, 2011
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested share units at beginning of period, Number of Share Units
Granted, Number of Share Units	109,375,000
Performance criteria adjustment, Number of Share Units	30,773,000
Forfeited, Number of Share Units	(2,564,000)
Vested, Number of Share Units
Share unit awards issued, Number of Share Units
Nonvested share units at end of period, Number of Share Units	137,584,000
Nonvested share units at beginning of period, Weighted Average Fair Value
Granted, Weighted Average Fair Value	$ 24.38
Performance criteria adjustment, Weighted Average Fair Value	$ 24.38
Forfeited, Weighted Average Fair Value	$ 24.38
Vested, Weighted Average Fair Value
Share unit awards issued, Weighted Average Fair Value
Nonvested share units at end of period, Weighted Average Fair Value	$ 24.38

Employee Stock And Incentive Plan (Summary Of Nonvested RSU Transactions) (Details) (Restricted Stock Units [Member], USD $)	12 Months Ended
Dec. 31, 2011
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested share units at beginning of period, Number of Share Units
Granted, Number of Share Units	44,342
Vested, Number of Share Units
Forfeited, Number of Share Units
Nonvested share units at end of period, Number of Share Units	44,342
Nonvested share units at beginning of period, Weighted Average Fair Value
Granted, Weighted Average Fair Value	$ 22.21
Vested, Weighted Average Fair Value
Forfeited, Weighted Average Fair Value
Nonvested share units at end of period, Weighted Average Fair Value	$ 22.21

Employee Stock And Incentive Plan (Summary Of Compensation Costs) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Income tax benefit	$ 366	$ 54	$ (381)
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation within operations and maintenance expense	991
Income tax benefit	403
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation within operations and maintenance expense	1,437	2,064	2,531
Income tax benefit	709	766	483
Capitalized compensation costs within property plant and equipment			74
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation within operations and maintenance expense	1,833	1,967	1,072
Income tax benefit	$ 753	$ 808	$ 441

Employee Stock And Incentive Plan (Assumptions Used In The Pricing Model - Stock Options) (Details) (Stock Options [Member], USD $)	12 Months Ended
	Dec. 31, 2010 years	Dec. 31, 2009 years
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (years)	6	5.3
Risk-free interest rate	2.80%	2.20%
Expected volatility	26.70%	31.30%
Dividend yield	3.30%	3.00%
Grant date fair value per option	$ 3.49	$ 4.37

Employee Stock And Incentive Plan (Summary Of Stock Option Transactions) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Shares	63,306	195,056	70,000
Exercised, Shares	(424,490)	(434,696)	(165,686)
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, beginning of year, Shares	3,839,197
Granted, Shares
Forfeited, Shares	(13,908)
Expired, Shares	(23,839)
Exercised, Shares	(424,490)
Outstanding, end of year, Shares	3,376,960
Exercisable end of year, Shares	2,893,668
Outstanding, beginning of year, Weighted Average Exercise Price	19.54
Granted, Weighted Average Exercise Price
Forfeited, Weighted Average Exercise Price	18.62
Expired, Weighted Average Exercise Price	23.02
Exercised, Weighted Average Exercise Price	15.56
Outstanding, end of year, Weighted Average Exercise Price	20.03
Exercisable, end of year, Weighted Average Exercise Price	20.38
Outstanding, end of year, Weighted Average Remaining Life (years)	4.9
Exercisable, end of year, Weighted Average Remaining Life (years)	4.5
Outstanding, end of year, Aggregate Intrinsic Value	10,698
Exercisable, end of year, Aggregate Intrinsic Value	8,691

Employee Stock And Incentive Plan (Summary Of Stock Options Exercised And Vested) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Stock And Incentive Plan [Abstract]
Intrinsic value of options exercised	$ 3,071	$ 2,700	$ 1,393
Fair value of options vested	$ 2,077	$ 2,373	$ 2,266

Employee Stock And Incentive Plan (Summary Of Options Outstanding And Options Exercisable) (Details) (USD $)	12 Months Ended
Dec. 31, 2011 years
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Shares	3,376,960
Options Outstanding, Weighted Average Remaining Life (years)	4.9
Options Outstanding, Weighted Average Exercise Price	$ 20.03
Options Exercisable, Shares	2,893,668
Options Exercisable, Weighted Average Exercise Price	$ 20.38
$10.00 - 12.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of prices, Lower limit	$ 10
Range of prices, Upper limit	$ 12.99
Options Outstanding, Shares	218,365
Options Outstanding, Weighted Average Remaining Life (years)	0.9
Options Outstanding, Weighted Average Exercise Price	$ 12.48
Options Exercisable, Shares	218,365
Options Exercisable, Weighted Average Exercise Price	$ 12.48
$13.00 - 16.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of prices, Lower limit	$ 13
Range of prices, Upper limit	$ 16.99
Options Outstanding, Shares	394,259
Options Outstanding, Weighted Average Remaining Life (years)	2
Options Outstanding, Weighted Average Exercise Price	$ 15.7
Options Exercisable, Shares	394,259
Options Exercisable, Weighted Average Exercise Price	$ 15.7
$17.00 - 19.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of prices, Lower limit	$ 17
Range of prices, Upper limit	$ 19.99
Options Outstanding, Shares	1,378,659
Options Outstanding, Weighted Average Remaining Life (years)	6.2
Options Outstanding, Weighted Average Exercise Price	$ 18.24
Options Exercisable, Shares	895,367
Options Exercisable, Weighted Average Exercise Price	$ 18.43
$20.00 - 22.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of prices, Lower limit	$ 20
Range of prices, Upper limit	$ 22.99
Options Outstanding, Shares	459,377
Options Outstanding, Weighted Average Remaining Life (years)	6.2
Options Outstanding, Weighted Average Exercise Price	$ 20.18
Options Exercisable, Shares	459,377
Options Exercisable, Weighted Average Exercise Price	$ 20.18
$23.00 - 27.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of prices, Lower limit	$ 23
Range of prices, Upper limit	$ 27.99
Options Outstanding, Shares	484,500
Options Outstanding, Weighted Average Remaining Life (years)	5.1
Options Outstanding, Weighted Average Exercise Price	$ 23.26
Options Exercisable, Shares	484,500
Options Exercisable, Weighted Average Exercise Price	$ 23.26
$28.00 - 29.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of prices, Lower limit	$ 28
Range of prices, Upper limit	$ 29.99
Options Outstanding, Shares	441,800
Options Outstanding, Weighted Average Remaining Life (years)	4.2
Options Outstanding, Weighted Average Exercise Price	$ 29.46
Options Exercisable, Shares	441,800
Options Exercisable, Weighted Average Exercise Price	$ 29.46

Employee Stock And Incentive Plan (Summary Of Compensation Costs) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income tax benefit	$ 366	$ 54	$ (381)
Restricted Stock [Member]
Stock-based compensation within operations and maintenance expense	1,833	1,967	1,072
Income tax benefit	$ 753	$ 808	$ 441

Employee Stock And Incentive Plan (Summary Of Nonvested Share Activity - Restricted Stock) (Details) (Restricted Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested share units at beginning of period, Number of Share Units	233,387
Granted, Number of Share Units	66,000
Vested, Number of Share Units	(88,704)
Forfeited, Number of Share Units	(2,694)
Nonvested share units at end of period, Number of Share Units	207,989	233,387
Nonvested share units at beginning of period, Weighted Average Fair Value	$ 17.62
Granted, Weighted Average Fair Value	$ 22.21	$ 17.19	$ 18.47
Vested, Weighted Average Fair Value	$ 18.6
Forfeited, Weighted Average Fair Value	$ 17.23
Nonvested share units at end of period, Weighted Average Fair Value	$ 18.66	$ 17.62

Employee Stock And Incentive Plan (Summary Of Value Of Restricted Stock Awards) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of restricted stock awards vested	$ 2,020	$ 1,147	$ 746
Fair value of restricted stock awards vested	1,650	1,270	887
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of restricted stock awards vested	$ 4,586
Weighted average fair value of restricted stock awards granted	$ 22.21	$ 17.19	$ 18.47

Pension Plans And Other Post-Retirement Benefits (Narrative) (Details) (USD $)	12 Months Ended					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 Pension Benefits [Member]	Dec. 31, 2010 Pension Benefits [Member]	Dec. 31, 2011 Pension Benefits [Member] Parent Company [Member]	Dec. 31, 2010 Pension Benefits [Member] Parent Company [Member]	Dec. 31, 2012 Pension Benefits [Member] Expected Contributions For Remaining Fiscal Year [Member]	Dec. 31, 2011 Other Post-Retirement Benefits [Member]	Dec. 31, 2010 Other Post-Retirement Benefits [Member]	Dec. 31, 2012 Other Post-Retirement Benefits [Member] Expected Contributions For Remaining Fiscal Year [Member]	Dec. 31, 2011 401(k) Savings Plans [Member]	Dec. 31, 2010 401(k) Savings Plans [Member]	Dec. 31, 2009 401(k) Savings Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation		$ 209,893,000	$ 184,786,000
Estimated net actuarial loss		7,142,000					1,207,000
Prior service cost		216,000					268,000
Transition asset		0					77,000
Aa-graded corporate bonds, outstanding value	50,000
Increase in pension expense due to discount rate	793,000,000
Increase in pension liabilities due to discount rate	8,742,000,000
Increase in pension expense due to expected return on assets	418,000,000
Assumptions	of the bonds purchased to the discounted value of the plan's benefit payments. The Company's pension expense and liability (benefit obligations)
Expected return on plan assets	7.75%
Compensation expense										2,631,000	2,155,000	2,095,000
Total assets		148,912,000	145,524,000	10,610,000	10,496,000		28,131,000	26,739,000
Percentage of plan assets				6.40%	6.60%
Cash contributions made by the Company		$ 17,329,000	$ 13,132,000			$ 19,306,000	$ 1,825,000	$ 1,351,000	$ 2,912,000

Pension Plans And Other Post-Retirement Benefits (Schedule Of Benefit Payments Of Expected Future Service) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	$ 9,933
2013	10,692
2014	11,520
2015	12,302
2016	13,110
2017 - 2021	79,950
Other Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	1,605
2013	1,797
2014	2,069
2015	2,275
2016	2,520
2017 - 2021	$ 15,761

Pension Plans And Other Post-Retirement Benefits (Schedule Of Changes In Benefit Obligation And Fair Value Of Plan Assets) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at January 1	$ 265,968,000	$ 234,891,000	$ 217,837,000
Service cost	4,626,000	4,527,000	4,349,000
Interest cost	13,547,000	12,857,000	12,524,000
Actuarial loss	22,503,000	10,927,000
Benefits paid	(8,958,000)	(12,145,000)
Plan amendments	416,000	630,000
Curtailments	(1,057,000)
Settlements		258,000
Benefit obligation including discontinued operations	265,968,000	234,891,000	217,837,000
Less discontinued operations	28,881,000	25,432,000
Benefit obligation at December 31	237,087,000	209,459,000
Fair value of plan assets at January 1	165,619,000	159,151,000	138,599,000
Actual return on plan assets	(1,903,000)	19,565,000
Employer contributions	17,329,000	13,132,000
Benefits paid	(8,958,000)	(12,145,000)
Benefit plan including discontinued operations	165,619,000	159,151,000	138,599,000
Less discontinued operations	16,707,000	13,627,000
Fair value of plan assets at December 31	148,912,000	145,524,000
Net amount recognized at December 31	88,175,000	63,935,000
Pension Benefits [Member] | Parent Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at December 31	10,610,000	10,496,000
Other Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at January 1	54,686,000	47,772,000	41,477,000
Service cost	1,236,000	1,130,000	1,080,000
Interest cost	2,761,000	2,442,000	2,288,000
Actuarial loss	3,925,000	3,595,000
Plan participants' contributions	219,000	173,000
Benefits paid	(1,227,000)	(1,045,000)
Benefit obligation including discontinued operations	54,686,000	47,772,000	41,477,000
Less discontinued operations	4,497,000	3,816,000
Benefit obligation at December 31	50,189,000	43,956,000
Fair value of plan assets at January 1	31,058,000	29,673,000	26,524,000
Actual return on plan assets	554,000	2,652,000
Employer contributions	1,825,000	1,351,000
Benefits paid	(994,000)	(854,000)
Benefit plan including discontinued operations	31,058,000	29,673,000	26,524,000
Less discontinued operations	2,927,000	2,934,000
Fair value of plan assets at December 31	28,131,000	26,739,000
Net amount recognized at December 31	$ 22,058,000	$ 17,217,000

Pension Plans And Other Post-Retirement Benefits (Schedule Of Net Liability Recognized On Consolidated Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Current liability	$ (217)	$ (242)
Noncurrent liability	(87,958)	(63,693)
Net liability recognized	(88,175)	(63,935)
Other Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Current liability
Noncurrent liability	(22,058)	(17,217)
Net liability recognized	$ (22,058)	$ (17,217)

Pension Plans And Other Post-Retirement Benefits (Schedule Of Accumulated And Projected Benefit Obligations) (Details) (Accumulated Benefit [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Accumulated Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 237,087	$ 209,459
Fair value of plan assets	$ 148,912	$ 145,524

Pension Plans And Other Post-Retirement Benefits (Components Of Net Periodic Benefit Costs) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 4,626	$ 4,527	$ 4,349
Interest cost	13,547	12,857	12,524
Expected return on plan assets	(12,973)	(11,258)	(9,316)
Amortization of transition obligation (asset)			(182)
Amortization of prior service cost	198	189	151
Amortization of actuarial loss	4,076	4,408	5,152
Amortization of regulatory asset
Curtailment loss	100
Settlement loss		929	586
Capitalized costs	(3,645)	(3,416)	(2,721)
Net periodic benefit cost including discontinued operations	5,929	8,236	10,543
Less discontinued operations	1,149	2,167	2,157
Net periodic benefit cost	4,780	6,069	8,386
Other Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	1,236	1,130	1,080
Interest cost	2,761	2,442	2,288
Expected return on plan assets	(2,031)	(1,869)	(1,688)
Amortization of transition obligation (asset)	104	104	104
Amortization of prior service cost	(268)	(268)	(279)
Amortization of actuarial loss	836	619	587
Amortization of regulatory asset	137	137	137
Curtailment loss	27
Settlement loss
Capitalized costs	(700)	(508)	(363)
Net periodic benefit cost including discontinued operations	2,102	1,787	1,866
Less discontinued operations	197	19	283
Net periodic benefit cost	$ 1,905	$ 1,768	$ 1,583

Pension Plans And Other Post-Retirement Benefits (Schedule Of Net Periodic Benefit Cost Not Yet Recognized) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits [Member]
Net actuarial loss	$ 91,964	$ 59,718
Prior service cost (credit)	1,072	954
Amount recognized in regulatory assets including discontinued operations	93,036	60,672
Less discontinued operations	8,475	4,372
Total recognized in regulatory assets	84,561	56,300
Other Post-Retirement Benefits [Member]
Net actuarial loss	17,883	13,317
Prior service cost (credit)	(961)	(1,229)
Transition obligation (asset)	77	208
Amount recognized in regulatory assets including discontinued operations	16,999	12,296
Less discontinued operations	1,911	836
Total recognized in regulatory assets	$ 15,088	$ 11,460

Pension Plans And Other Post-Retirement Benefits (Schedule Of Assumptions Related To Pension And Other Postretirement Benefit Plans) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	7.75%
Pension Benefits [Member] | Benefit Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.00%	5.75%
Pension Benefits [Member] | Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.75%	5.91%
Expected return on plan assets	7.75%	8.00%
Rate of compensation increase	4.00%
Pension Benefits [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase	4.50%	4.50%
Pension Benefits [Member] | Maximum [Member] | Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase		4.50%
Pension Benefits [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase		4.00%
Rate of compensation increase	4.00%
Pension Benefits [Member] | Minimum [Member] | Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase		4.00%
Other Post-Retirement Benefits [Member] | Benefit Obligations [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.00%	5.75%
Rate of compensation increase	4.00%	4.00%
Health care cost trend rate	8.50%	9.00%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2019	2019
Other Post-Retirement Benefits [Member] | Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend rate	9.00%	8.00%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2019	2016
Discount rate	5.75%	5.91%
Rate of compensation increase	4.00%	4.00%
Other Post-Retirement Benefits [Member] | Minimum [Member] | Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	5.17%	5.33%

Pension Plans And Other Post-Retirement Benefits (Schedule Of Effect Of One-Percentage-Point Change In Assumed Health Care Cost Trend Rates) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Pension Plans And Other Post-Retirement Benefits [Abstract]
Effect on the health-care component of the accrued other post-retirement benefit obligation, 1-Percentage- Point Increase	$ 3,303
Effect on the health-care component of the accrued other post-retirement benefit obligation, 1-Percentage- Point Decrease	(2,828)
Effect on aggregate service and interest cost components of net periodic post-retirement health-care benefit cost, 1-Percentage- Point Increase	199
Effect on aggregate service and interest cost components of net periodic post-retirement health-care benefit cost, 1-Percentage- Point Decrease	$ (169)

Pension Plans And Other Post-Retirement Benefits (Schedule Of Target Asset Allocations) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities percentage of Target Allocation minimum	50.00%
Equity securities percentage of Target Allocation maximum	75.00%
Debt securities percentage of Target Allocation minimum	25.00%
Debt securities percentage of Target Allocation maximum	50.00%
Cash percentage of Target Allocation	0.00%
Total percentage of Target Allocation	100.00%
Equity securities, Percentage of Plan Assets		66.00%	70.00%
Debt securities, Percentage of Plan Assets		24.00%	24.00%
Cash, Percentage of Plan Assets		10.00%	6.00%
Total, Percentage of Plan Assets		100.00%	100.00%
Other Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities percentage of Target Allocation minimum	50.00%
Equity securities percentage of Target Allocation maximum	75.00%
Debt securities percentage of Target Allocation minimum	25.00%
Debt securities percentage of Target Allocation maximum	50.00%
Cash percentage of Target Allocation	0.00%
Total percentage of Target Allocation	100.00%
Equity securities, Percentage of Plan Assets		56.00%	60.00%
Debt securities, Percentage of Plan Assets		34.00%	33.00%
Cash, Percentage of Plan Assets		10.00%	7.00%
Total, Percentage of Plan Assets		100.00%	100.00%

Pension Plans And Other Post-Retirement Benefits (Schedule Of Fair Value Of Plan Assets) (Details) (USD $)	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets					$ 1,271,000
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	148,912,000		145,524,000
Pension Benefits [Member] | Parent Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	10,610,000		10,496,000
Pension Benefits [Member] | Pension Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	165,619,000		159,151,000
Pension Benefits [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	15,832,000	[1]	9,469,000	[1]
Pension Benefits [Member] | Equity Securities, Common Stocks [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	106,380,000	[2]	100,913,000	[2]
Pension Benefits [Member] | Equity Securities, Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	3,604,000	[2]	10,746,000	[2]
Pension Benefits [Member] | Corporate And Foreign Bonds Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	9,682,000	[3]	11,171,000	[3]
Pension Benefits [Member] | Mutual Funds, Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	15,490,000	[3]	14,045,000	[3]
Pension Benefits [Member] | US Treasury And Government Agency Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	14,631,000		12,807,000	[3]
Pension Benefits [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	125,474,000		125,704,000
Pension Benefits [Member] | Fair Value, Inputs, Level 1 [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		[1]
Pension Benefits [Member] | Fair Value, Inputs, Level 1 [Member] | Equity Securities, Common Stocks [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	106,380,000	[2]	100,913,000	[2]
Pension Benefits [Member] | Fair Value, Inputs, Level 1 [Member] | Equity Securities, Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	3,604,000	[2]	10,746,000	[2]
Pension Benefits [Member] | Fair Value, Inputs, Level 1 [Member] | Corporate And Foreign Bonds Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		[3]
Pension Benefits [Member] | Fair Value, Inputs, Level 1 [Member] | Mutual Funds, Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	15,490,000	[3]	14,045,000	[3]
Pension Benefits [Member] | Fair Value, Inputs, Level 1 [Member] | US Treasury And Government Agency Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets
Pension Benefits [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	40,145,000		33,447,000
Pension Benefits [Member] | Fair Value, Inputs, Level 2 [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	15,832,000	[1]	9,469,000	[1]
Pension Benefits [Member] | Fair Value, Inputs, Level 2 [Member] | Equity Securities, Common Stocks [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		[2]
Pension Benefits [Member] | Fair Value, Inputs, Level 2 [Member] | Equity Securities, Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		[2]
Pension Benefits [Member] | Fair Value, Inputs, Level 2 [Member] | Corporate And Foreign Bonds Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	9,682,000	[3]	11,171,000	[3]
Pension Benefits [Member] | Fair Value, Inputs, Level 2 [Member] | Mutual Funds, Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		[3]
Pension Benefits [Member] | Fair Value, Inputs, Level 2 [Member] | US Treasury And Government Agency Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	14,631,000		12,807,000	[3]
Pension Benefits [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets
Pension Benefits [Member] | Fair Value, Inputs, Level 3 [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		[1]		[1]
Pension Benefits [Member] | Fair Value, Inputs, Level 3 [Member] | Equity Securities, Common Stocks [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		[2]		[2]
Pension Benefits [Member] | Fair Value, Inputs, Level 3 [Member] | Equity Securities, Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		[2]		[2]
Pension Benefits [Member] | Fair Value, Inputs, Level 3 [Member] | Corporate And Foreign Bonds Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		[3]		[3]
Pension Benefits [Member] | Fair Value, Inputs, Level 3 [Member] | Mutual Funds, Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		[3]		[3]
Pension Benefits [Member] | Fair Value, Inputs, Level 3 [Member] | US Treasury And Government Agency Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets				[3]
Other Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	28,131,000		26,739,000
Other Post-Retirement Benefits [Member] | Pension Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	31,058,000		29,673,000
Other Post-Retirement Benefits [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	3,095,000	[1]	2,106,000	[1]
Other Post-Retirement Benefits [Member] | Equity Securities, Common Stocks [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	11,311,000	[2]	11,424,000	[2]
Other Post-Retirement Benefits [Member] | Equity Securities, Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	6,190,000	[2]	6,320,000	[2]
Other Post-Retirement Benefits [Member] | Corporate And Foreign Bonds Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	4,462,000	[3]	3,972,000	[3]
Other Post-Retirement Benefits [Member] | Mutual Funds, Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	1,347,000	[3]	1,100,000	[3]
Other Post-Retirement Benefits [Member] | US Treasury And Government Agency Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	4,653,000	[3]	4,751,000	[3]
Other Post-Retirement Benefits [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	18,848,000		18,844,000
Other Post-Retirement Benefits [Member] | Fair Value, Inputs, Level 1 [Member] | Equity Securities, Common Stocks [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	11,311,000	[2]	11,424,000	[2]
Other Post-Retirement Benefits [Member] | Fair Value, Inputs, Level 1 [Member] | Equity Securities, Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	6,190,000	[2]	6,320,000	[2]
Other Post-Retirement Benefits [Member] | Fair Value, Inputs, Level 1 [Member] | Mutual Funds, Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	1,347,000	[3]	1,100,000	[3]
Other Post-Retirement Benefits [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	12,210,000		10,829,000
Other Post-Retirement Benefits [Member] | Fair Value, Inputs, Level 2 [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	3,095,000	[1]	2,106,000	[1]
Other Post-Retirement Benefits [Member] | Fair Value, Inputs, Level 2 [Member] | Corporate And Foreign Bonds Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	4,462,000	[3]	3,972,000	[3]
Other Post-Retirement Benefits [Member] | Fair Value, Inputs, Level 2 [Member] | US Treasury And Government Agency Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	4,653,000	[3]	4,751,000	[3]
Other Post-Retirement Benefits [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets
Other Post-Retirement Benefits [Member] | Fair Value, Inputs, Level 3 [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		[1]		[1]
Other Post-Retirement Benefits [Member] | Fair Value, Inputs, Level 3 [Member] | Equity Securities, Common Stocks [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		[2]		[2]
Other Post-Retirement Benefits [Member] | Fair Value, Inputs, Level 3 [Member] | Equity Securities, Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		[2]		[2]
Other Post-Retirement Benefits [Member] | Fair Value, Inputs, Level 3 [Member] | Corporate And Foreign Bonds Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		[3]		[3]
Other Post-Retirement Benefits [Member] | Fair Value, Inputs, Level 3 [Member] | Mutual Funds, Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		[3]		[3]
Other Post-Retirement Benefits [Member] | Fair Value, Inputs, Level 3 [Member] | US Treasury And Government Agency Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		[3]		[3]

[1]	Cash is comprised of money market funds, which are valued utilizing the net asset value per unit based on the fair value of the underlying assets as determined by the fund's investment managers.
[2]	Investments in common stocks are valued using unadjusted quoted prices obtained from active markets. Investments in mutual funds, which invest in common stocks, are valued using the net asset value per unit as obtained from quoted market prices for the mutual funds.
[3]	Investments in U.S. Treasury and government agency bonds and corporate and foreign bonds are valued by a pricing service which utilizes pricing models that incorporate available trade, bid, and other market information to value the fixed income securities. Investments in mutual funds, which invest in bonds, are valued using the net asset value per unit as obtained from quoted market prices for the mutual fund.

Pension Plans And Other Post-Retirement Benefits (Schedule Of Changes In The Fair Value For Pension Assets Valued Using Significant Unobservable Inputs) (Details) (Fair Value, Inputs, Level 3 [Member], USD $)
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at January 1		$ 1,271,000
Relating to assets still held at the reporting date
Relating to assets sold during the period		7,000
Purchases, sales, and settlements		(1,278,000)
Transfers to / from level 3
Fair value of plan assets at December 31

Water And Wastewater Rates (Details) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Jun. 17, 2010	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 17, 2011
Water And Wastewater Rates [Line Items]
Increase water rates on an annual basis						$ 38,600
Increase in water rates by percentage on an annual basis						9.40%
Authorized increase in revenue	23,600,000
Distribution System Improvement Charges	24,256,000
Distribution System Improvement Charges, percentage	7.50%
Increase of base rates due to reset of Distribution System Improvement Charges	47,856,000
Infrastructure rehabilitation surcharges			15,937,000	14,043,000	16,448,000
Annual rate increases of operating subsidiaries			6,311,000	15,055,000	15,595,000
Number of rate decisions			12	12	6
Revenues realized			3,312,000	4,261,000	11,366,000
Infrastructure rehabilitation surcharge percentage, reset level upon new base rates			0.00%
Additional operating revenue recognized after removal of revenue reserve		3,098,000
Refunded revenue recognition			$ 7,735,000
Maximum [Member]
Water And Wastewater Rates [Line Items]
Infrastructure rehabilitation surcharges capped percentage			9.00%
Minimum [Member]
Water And Wastewater Rates [Line Items]
Infrastructure rehabilitation surcharges capped percentage			5.00%

Segment Information (Company's Segment Information, Revenues) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Segment Reporting Information [Line Items]
Operating revenues	$ 172,700	$ 197,328	$ 178,313	$ 163,615	$ 168,435	$ 193,477	$ 168,733	$ 152,793	$ 711,956	$ 683,438	$ 633,292	$ 589,901	$ 566,470
Operations and maintenance expense	69,981	70,039	66,765	63,731	66,464	68,842	65,432	63,909	270,516	264,647	254,335
Depreciation									106,671	104,307	99,424
Operating income	64,508	87,759	72,623	60,920	62,567	83,389	64,088	50,303	285,810	260,347	228,280
Interest expense, net of AFUDC									70,606	68,528	63,720
Income tax									71,091	76,169	64,874	61,783	57,276
Income (loss) from continuing operations									144,762	118,197	100,150	93,568	89,887
Capital expenditures									330,585	316,385	273,159	259,646	232,410
Total assets	4,348,420				4,072,466				4,348,420	4,072,466	3,749,862	3,486,339	3,216,136
Goodwill	26,944				27,918				26,944	27,918	30,857
Regulated [Member]
Segment Reporting Information [Line Items]
Operating revenues									699,592	672,020	621,808
Operations and maintenance expense									258,236	253,005	243,724
Depreciation									108,166	105,571	100,941
Operating income									286,046	260,905	229,237
Interest expense, net of AFUDC									66,322	64,538	63,268
Income tax									73,185	77,435	65,484
Income (loss) from continuing operations									146,771	119,340	100,923
Capital expenditures									329,210	315,977	271,815
Total assets	4,186,639				3,989,926				4,186,639	3,989,926	3,674,194
Goodwill	22,823				23,797				22,823	23,797	26,736
Other And Eliminations [Member]
Segment Reporting Information [Line Items]
Operating revenues									12,364	11,418	11,484
Operations and maintenance expense									12,280	11,642	10,611
Depreciation									(1,495)	(1,264)	(1,517)
Operating income									(236)	(558)	(957)
Interest expense, net of AFUDC									4,284	3,990	452
Income tax									(2,094)	(1,266)	(610)
Income (loss) from continuing operations									(2,009)	(1,143)	(773)
Capital expenditures									1,375	408	1,344
Total assets	161,781				82,540				161,781	82,540	75,668
Goodwill	$ 4,121				$ 4,121				$ 4,121	$ 4,121	$ 4,121

Segment Information (Schedule Of Selected Quarterly Financial Data) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Segment Information [Abstract]
Operating revenues	$ 172,700	$ 197,328	$ 178,313	$ 163,615	$ 168,435	$ 193,477	$ 168,733	$ 152,793	$ 711,956	$ 683,438	$ 633,292	$ 589,901	$ 566,470
Operations and maintenance expense	69,981	70,039	66,765	63,731	66,464	68,842	65,432	63,909	270,516	264,647	254,335
Operating income	64,508	87,759	72,623	60,920	62,567	83,389	64,088	50,303	285,810	260,347	228,280
Income from continuing operations	32,005	45,516	36,595	30,646	27,324	40,370	28,894	21,609	144,762	118,197	100,150
(Loss) income from discontinued operations	2,000	(4,393)	995	(295)		3,381	961	(98)	(1,693)	5,778	4,203
Net income attributable to common shareholders	$ 34,005	$ 41,123	$ 37,590	$ 30,351	$ 28,858	$ 43,751	$ 29,855	$ 21,511	$ 143,069	$ 123,975	$ 104,353	$ 97,918	$ 95,014
Basic income from continuing operations per common share	$ 0.23	$ 0.33	$ 0.26	$ 0.22	$ 0.2	$ 0.29	$ 0.21	$ 0.16	$ 1.05	$ 0.86	$ 0.74	$ 0.7	$ 0.68
Diluted income from continuing operations per common share	$ 0.23	$ 0.33	$ 0.26	$ 0.22	$ 0.2	$ 0.29	$ 0.21	$ 0.16	$ 1.04	$ 0.86	$ 0.74	$ 0.69	$ 0.67
Basic (loss) income from discontinuing operations per common share	$ 0.01	$ (0.03)	$ 0.01	$ 0	$ 0.01	$ 0.02	$ 0.01	$ 0	$ (0.01)	$ 0.04	$ 0.03	$ 0.03	$ 0.04
Diluted (loss) income from discontinuing operations per common share	$ 0.01	$ (0.03)	$ 0.01	$ 0	$ 0.01	$ 0.02	$ 0.01	$ 0	$ (0.01)	$ 0.04	$ 0.03	$ 0.03	$ 0.04
Basic net income per common share	$ 0.25	$ 0.3	$ 0.27	$ 0.22	$ 0.21	$ 0.32	$ 0.22	$ 0.16	$ 1.04	$ 0.91	$ 0.77	$ 0.73	$ 0.72
Diluted net income per common share	$ 0.24	$ 0.3	$ 0.27	$ 0.22	$ 0.21	$ 0.32	$ 0.22	$ 0.16	$ 1.03	$ 0.9	$ 0.77	$ 0.73	$ 0.71
Dividend paid per common share	$ 0.165	$ 0.155	$ 0.155	$ 0.155	$ 0.155		$ 0.145	$ 0.145	$ 0.63	$ 0.59
Dividend declared per common share		$ 0.32	$ 0.155	$ 0.155		$ 0.3	$ 0.145	$ 0.145	$ 0.63	$ 0.59	$ 0.55	$ 0.51	$ 0.48
Price range of common stock, high	$ 22.52	$ 22.74	$ 23.28	$ 23.79	$ 22.97	$ 20.99	$ 18.73	$ 17.88	$ 23.79	$ 22.97
Price range of common stock, low	$ 20.16	$ 19.28	$ 21.03	$ 21.56	$ 20.2	$ 17.38	$ 16.52	$ 16.45	$ 19.28	$ 16.45

Segment Information (Schedule Of Selected Financial Data) (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010		Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2007
Segment Information [Abstract]
Income from continuing operation per common share, basic	$ 0.23		$ 0.33	$ 0.26	$ 0.22	$ 0.2		$ 0.29	$ 0.21	$ 0.16	$ 1.05		$ 0.86		$ 0.74		$ 0.7		$ 0.68
Income from continuing operation per common share, diluted	$ 0.23		$ 0.33	$ 0.26	$ 0.22	$ 0.2		$ 0.29	$ 0.21	$ 0.16	$ 1.04		$ 0.86		$ 0.74		$ 0.69		$ 0.67
(Loss) income from discontinuing operations per common share, basic	$ 0.01		$ (0.03)	$ 0.01	$ 0	$ 0.01		$ 0.02	$ 0.01	$ 0	$ (0.01)		$ 0.04		$ 0.03		$ 0.03		$ 0.04
(Loss) income from discontinuing operations per common share, diluted	$ 0.01		$ (0.03)	$ 0.01	$ 0	$ 0.01		$ 0.02	$ 0.01	$ 0	$ (0.01)		$ 0.04		$ 0.03		$ 0.03		$ 0.04
Basic	$ 0.25		$ 0.3	$ 0.27	$ 0.22	$ 0.21		$ 0.32	$ 0.22	$ 0.16	$ 1.04		$ 0.91		$ 0.77		$ 0.73		$ 0.72
Diluted	$ 0.24		$ 0.3	$ 0.27	$ 0.22	$ 0.21		$ 0.32	$ 0.22	$ 0.16	$ 1.03		$ 0.9		$ 0.77		$ 0.73		$ 0.71
Cash dividends declared and paid			$ 0.32	$ 0.155	$ 0.155			$ 0.3	$ 0.145	$ 0.145	$ 0.63		$ 0.59		$ 0.55		$ 0.51		$ 0.48
Return on average Aqua America stockholders' equity											11.80%		10.90%		9.60%		9.60%		10.00%
Book value at year end											$ 9.01		$ 8.52		$ 8.12		$ 7.82		$ 7.32
Market value at year end											$ 22.05		$ 22.48		$ 17.51		$ 20.59		$ 21.2
Operating revenues	$ 172,700,000		$ 197,328,000	$ 178,313,000	$ 163,615,000	$ 168,435,000		$ 193,477,000	$ 168,733,000	$ 152,793,000	$ 711,956,000		$ 683,438,000		$ 633,292,000		$ 589,901,000		$ 566,470,000
Depreciation and amortization											111,942,000		116,122,000		111,111,000		90,558,000		84,442,000
Interest expense, net											77,802,000	[1]	73,391,000	[1]	66,343,000	[1]	66,055,000	[1]	64,232,000	[1]
Income from continuing operations before income taxes											215,853,000		194,366,000		165,024,000		155,351,000		147,163,000
Provision for income taxes											71,091,000		76,169,000		64,874,000		61,783,000		57,276,000
Income from continuing operations											144,762,000		118,197,000		100,150,000		93,568,000		89,887,000
(Loss) income from discontinuing operations											(1,693,000)		5,778,000		4,203,000		4,350,000		5,127,000
Net income attributable to common shareholders	34,005,000		41,123,000	37,590,000	30,351,000	28,858,000		43,751,000	29,855,000	21,511,000	143,069,000		123,975,000		104,353,000		97,918,000		95,014,000
Total assets	4,348,420,000					4,072,466,000					4,348,420,000		4,072,466,000		3,749,862,000		3,486,339,000		3,216,136,000
Property, plant and equipment, net	3,612,926,000					3,357,357,000					3,612,926,000		3,357,357,000		3,109,788,000		2,887,574,000		2,688,083,000
Aqua America stockholders' equity	1,251,313,000					1,174,254,000					1,251,313,000		1,174,254,000		1,108,904,000		1,058,446,000		976,298,000
Long-term debt, including current portion	1,475,886,000					1,519,457,000					1,475,886,000		1,519,457,000		1,404,930,000		1,217,815,000		1,201,308,000
Total debt	1,583,657,000					1,609,125,000					1,583,657,000		1,609,125,000		1,432,361,000		1,297,349,000		1,257,996,000
Operating cash flows from continuing operations											357,621,000		253,443,000		252,542,000		214,950,000		183,678,000
Capital additions											330,585,000		316,385,000		273,159,000		259,646,000		232,410,000
Net cash expended for acquisitions of utility systems and other											8,515,000		8,625,000		3,373,000		14,659,000		24,562,000
Dividends on common stock											87,133,000		80,907,000		74,729,000		68,504,000		63,763,000
Number of utility customers served											966,136	[2],[3]	962,970	[2],[3]	953,437	[2],[3]	945,540	[2],[3]	949,378	[2],[3]
Number of shareholders of common stock											26,744		27,274		27,984		28,565		28,286
Common shares outstanding	138,815					137,776					138,815		137,776		136,486		135,370		133,400
Employees (full-time)	1,615	[3]				1,632	[3]				1,615	[3]	1,632	[3]	1,632	[3]	1,638	[3]	1,585	[3]
Impact of loss due to disposal																	22,519,000
Utility systems disposed of																	$ 2

[1]	Net of allowance for funds used during construction and interest income.
[2]	2008 was impacted by the loss of 22,519 utility customers associated with two utility systems disposed of.
[3]	Includes continuing and discontinued operations.